UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-06512

          BlackRock Insured Municipal Term Trust, Inc.
(Exact name of Registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Insured Municipal Term Trust, Inc.
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      December 31, 2005

Date of reporting period:      December 31, 2005

Item 1. Reports to Shareholders.

The Registrant’s annual report to shareholders is as follows:

FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Annual Report

DECEMBER 31, 2005

BlackRock Insured Municipal 2008 Term Trust [BRM]

BlackRock Insured Municipal Term Trust [BMT]

BlackRock Municipal 2018 Term Trust [BPK]

BlackRock Municipal 2020 Term Trust [BKK]

BlackRock Municipal Target Term Trust [BMN]

BlackRock Strategic Municipal Trust [BSD]

BlackRock California Insured Municipal 2008 Term Trust [BFC]

BlackRock California Municipal 2018 Term Trust [BJZ]

BlackRock Florida Insured Municipal 2008 Term Trust [BRF]

BlackRock Florida Municipal 2020 Term Trust [BFO]

BlackRock New York Insured Municipal 2008 Term Trust [BLN]

BlackRock New York Municipal 2018 Term Trust [BLH]

BlackRock Pennsylvania Strategic Municipal Trust [BPS]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Privacy Principles of the Trusts

          The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

          Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

          The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

December 31, 2005

Dear Shareholder:

          We are pleased to report that during the annual period, the Trusts provided monthly income, as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts’ audited financial statements and a listing of the portfolios’ holdings.

          The portfolio management team continuously monitors the municipal bond market and adjusts the portfolios in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

          The following table shows the Trusts’ current yields, tax-equivalent yields, closing market prices per share and net asset values (“NAV”) per share as of December 31, 2005.

		Tax-	Closing
	Current	Equivalent	Market
Trust (Ticker)	Yield[1]	Yield[1]	Price	NAV

BlackRock Insured Municipal 2008 Term Trust (BRM)	5.20%	8.00%	$15.30	$15.89

BlackRock Insured Municipal Term Trust (BMT)	5.55	8.55	10.36	10.51

BlackRock Municipal 2018 Term Trust (BPK)	5.77	8.88	15.71	15.71

BlackRock Municipal 2020 Term Trust (BKK)	5.68	8.74	14.00	15.28

BlackRock Municipal Target Term Trust (BMN)	3.77	5.80	9.91	10.16

BlackRock Strategic Municipal Trust (BSD)	6.41	9.86	17.14	15.68

BlackRock California Insured Municipal 2008 Term Trust (BFC)	5.05	7.77	15.31	15.86

BlackRock California Municipal 2018 Term Trust (BJZ)	4.84	7.45	15.19	15.21

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)	4.96	7.63	15.11	15.04

BlackRock Florida Municipal 2020 Term Trust (BFO)	5.00	7.69	13.35	14.90

BlackRock New York Insured Municipal 2008 Term Trust (BLN)	4.90	7.54	15.30	15.73

BlackRock New York Municipal 2018 Term Trust (BLH)	4.85	7.46	15.15	16.11

BlackRock Pennsylvania Strategic Municipal Trust (BPS)	5.72	8.80	15.85	15.27

[1]	Yields are based on closing market price. Tax-equivalent yield assumes the maximum Federal tax rate of 35%. Past performance does not guarantee future results.

          BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to the municipal bond market. As of December 31, 2005, BlackRock managed over $25 billion in municipal bonds, including seven open-end and 37 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., and its affiliate, BlackRock Financial Management, Inc., which manage the Trusts, are wholly owned subsidiaries of BlackRock.

          On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, Inc.	BlackRock Advisors, Inc.

TRUST SUMMARIES
DECEMBER 31, 2005
BlackRock Insured Municipal 2008 Term Trust (BRM)

Trust Information

Symbol on New York Stock Exchange:	BRM

Initial Offering Date:	September 18, 1992

Termination Date (on or about):	December 31, 2008

Closing Market Price as of 12/31/05:	$15.30

Net Asset Value as of 12/31/05:	$15.89

Yield on Closing Market Price as of 12/31/05 ($15.30):[1]	5.20%

Current Monthly Distribution per Common Share:[2]	$0.066250

Current Annualized Distribution per Common Share:[2]	$0.795000

Leverage as of 12/31/05:[3]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change. Past performance does not guarantee future results.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/05	12/31/04	Change	High	Low

Market Price	$15.30	$16.31	(6.19)%	$16.41	$15.14

NAV	$15.89	$16.75	(5.13)%	$16.77	$15.84

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2005	December 31, 2004

City, County & State	31%	32%

Power	24	22

Education	10	11

Industrial & Pollution Control	9	9

Lease Revenue	7	6

Transportation	6	8

Tax Revenue	6	5

Hospital	4	4

Water & Sewer	3	3

As of December 31, 2005 and 2004, all long-term investments had ratings of AAA/Aaa by Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”).

TRUST SUMMARIES
DECEMBER 31, 2005
BlackRock Insured Municipal Term Trust (BMT)

Trust Information

Symbol on New York Stock Exchange:	BMT

Initial Offering Date:	February 20, 1992

Termination Date (on or about):	December 31, 2010

Closing Market Price as of 12/31/05:	$10.36

Net Asset Value as of 12/31/05:	$10.51

Yield on Closing Market Price as of 12/31/05 ($10.36):[1]	5.55%

Current Monthly Distribution per Common Share:[2]	$0.047917

Current Annualized Distribution per Common Share:[2]	$0.575004

Leverage as of 12/31/05:[3]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change. Past performance does not guarantee future results.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/05	12/31/04	Change	High	Low

Market Price	$10.36	$11.30	(8.32)%	$11.53	$10.21

NAV	$10.51	$11.05	(4.89)%	$11.11	$10.44

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2005	December 31, 2004

City, County & State	32%	32%

Education	17	17

Water & Sewer	15	14

Power	13	12

Hospital	8	11

Transportation	7	6

Lease Revenue	6	6

Tax Revenue	2	2

As of December 31, 2005 all long-term investments had ratings of AAA/Aaa and as of December 31, 2004, 99.4% of all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch and the remaining 0.6% was rated A+.

TRUST SUMMARIES
DECEMBER 31, 2005
BlackRock Municipal 2018 Term Trust (BPK)

Trust Information

Symbol on New York Stock Exchange:	BPK

Initial Offering Date:	October 26, 2001

Termination Date (on or about):	December 31, 2018

Closing Market Price as of 12/31/05:	$15.71

Net Asset Value as of 12/31/05:	$15.71

Yield on Closing Market Price as of 12/31/05 ($15.71):[1]	5.77%

Current Monthly Distribution per Common Share:[2]	$0.0755

Current Annualized Distribution per Common Share:[2]	$0.9060

Leverage as of 12/31/05:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change. Past performance does not guarantee future results.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/05	12/31/04	Change	High	Low

Market Price	$15.71	$15.16	3.63%	$16.09	$14.68

NAV	$15.71	$15.81	(0.63)%	$16.18	$15.49

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2005	December 31, 2004

Hospital	24%	21%

Industrial & Pollution Control	22	23

City, County & State	22	19

Housing	12	12

Education	5	5

Transportation	5	4

Tax Revenue	4	4

Power	3	5

Lease Revenue	3	3

Other	—	4

Credit Breakdown4

Credit Rating	December 31, 2005	December 31, 2004

AAA/Aaa	21%	15%

AA/Aa	5	4

A	25	26

BBB/Baa	28	33

BB/Ba	5	5

B	2	4

Not Rated[5]	14	13

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2005, and December 31, 2004, the market value of these securities was $23,429,928 representing 6.4% and $17,931,814 representing 4.7%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES
DECEMBER 31, 2005
BlackRock Municipal 2020 Term Trust (BKK)

Trust Information

Symbol on New York Stock Exchange:	BKK

Initial Offering Date:	September 30, 2003

Termination Date (on or about):	December 31, 2020

Closing Market Price as of 12/31/05:	$14.00

Net Asset Value as of 12/31/05:	$15.28

Yield on Closing Market Price as of 12/31/05 ($14.00):[1]	5.68%

Current Monthly Distribution per Common Share:[2]	$0.066250

Current Annualized Distribution per Common Share:[2]	$0.795000

Leverage as of 12/31/05:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change. Past performance does not guarantee future results.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/05	12/31/04	Change	High	Low

Market Price	$14.00	$15.02	(6.79)%	$15.67	$13.68

NAV	$15.28	$14.85	2.90%	$15.58	$14.89

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2005	December 31, 2004

City, County & State	29%	28%

Hospitals	17	14

Industrial & Pollution Control	16	19

Housing	8	8

Education	6	4

Transportation	6	8

Tobacco	5	7

Lease Revenue	5	4

Tax Revenue	4	4

Power	4	4

Credit Breakdown4

Credit Rating	December 31, 2005	December 31, 2004

AAA/Aaa	19%	10%

AA/Aa	5	4

A	15	24

BBB/Baa	41	40

BB/Ba	1	3

B	4	4

CC	—	1

Not Rated	15	14	[5]

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2004, the market value of these securities was $8,337,760 representing 1.8% of the Trust’s long-term investments.

TRUST SUMMARIES
DECEMBER 31, 2005
BlackRock Municipal Target Term Trust (BMN)

Trust Information

Symbol on New York Stock Exchange:	BMN

Initial Offering Date:	September 27, 1991

Termination Date (on or about):	December 31, 2006

Closing Market Price as of 12/31/05:	$9.91

Net Asset Value as of 12/31/05:	$10.16

Yield on Closing Market Price as of 12/31/05 ($9.91):[1]	3.77%

Current Monthly Distribution per Common Share:[2]	$0.031125

Current Annualized Distribution per Common Share:[2]	$0.373500

Leverage as of 12/31/05:[3]	24%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change. Past performance does not guarantee future results.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/05	12/31/04	Change	High	Low

Market Price	$9.91	$10.49	(5.53)%	$10.51	$9.87

NAV	$10.16	$10.55	(3.70)%	$10.56	$10.14

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2005	December 31, 2004

City, County & State	40%	38%

Transportation	12	12

Power	11	14

Education	11	10

Lease Revenue	8	8

Water & Sewer	6	7

Housing	4	4

Tax Revenue	4	3

Hospital	3	3

Industrial & Pollution Control	1	1

As of December 31, 2005 and 2004, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES
DECEMBER 31, 2005
BlackRock Strategic Municipal Trust (BSD)

Trust Information

Symbol on New York Stock Exchange:	BSD

Initial Offering Date:	August 25, 1999

Closing Market Price as of 12/31/05:	$17.14

Net Asset Value as of 12/31/05:	$15.68

Yield on Closing Market Price as of 12/31/05 ($17.14):[1]	6.41%

Current Monthly Distribution per Common Share:[2]	$0.091625

Current Annualized Distribution per Common Share:[2]	$1.099500

Leverage as of 12/31/05:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change. Past performance does not guarantee future results.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/05	12/31/04	Change	High	Low

Market Price	$17.14	$14.52	18.04%	$17.14	$13.79

NAV	$15.68	$15.70	(0.13)%	$16.04	$15.31

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2005	December 31, 2004

Industrial & Pollution Control	23%	16%

City, County & State	15	13

Hospital	14	20

Power	10	8

Education	9	8

Housing	7	5

Transportation	6	8

Tax Revenue	5	9

Water & Sewer	5	5

Lease Revenue	5	4

Other	1	4

Credit Breakdown4

Credit Rating	December 31, 2005		December 31, 2004

AAA/Aaa	48%		49%

AA/Aa	15		7

A	11		9

BBB/Baa	12		15

BB/Ba	4		6

B	5		8

CC	—		2

Not Rated	5	[5]	4

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2005, the market value of these securities was $998,610 representing 0.6% of the Trust’s long-term investments.

TRUST SUMMARIES
DECEMBER 31, 2005
BlackRock California Insured Municipal 2008 Term Trust (BFC)

Trust Information

Symbol on New York Stock Exchange:	BFC

Initial Offering Date:	September 18, 1992

Termination Date (on or about):	December 31, 2008

Closing Market Price as of 12/31/05:	$15.31

Net Asset Value as of 12/31/05:	$15.86

Yield on Closing Market Price as of 12/31/05 ($15.31):[1]	5.05%

Current Monthly Distribution per Common Share:[2]	$0.064375

Current Annualized Distribution per Common Share:[2]	$0.772500

Leverage as of 12/31/05:[3]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change. Past performance does not guarantee future results.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/05	12/31/04	Change	High	Low

Market Price	$15.31	$16.25	(5.78)%	$16.55	$15.15

NAV	$15.86	$16.76	(5.37)%	$16.81	$15.81

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2005	December 31, 2004

City, County & State	21%	23%

Lease Revenue	20	18

Power	19	19

Education	12	12

Water & Sewer	10	10

Tax Revenue	8	8

Resource Recovery	5	5

Transportation	4	4

Hospital	1	1

As of December 31, 2005 and 2004, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES
DECEMBER 31, 2005
BlackRock California Municipal 2018 Term Trust (BJZ)

Trust Information

Symbol on New York Stock Exchange:	BJZ

Initial Offering Date:	October 26, 2001

Termination Date (on or about):	December 31, 2018

Closing Market Price as of 12/31/05:	$15.19

Net Asset Value as of 12/31/05:	$15.21

Yield on Closing Market Price as of 12/31/05 ($15.19):[1]	4.84%

Current Monthly Distribution per Common Share:[2]	$0.061250

Current Annualized Distribution per Common Share:[2]	$0.735000

Leverage as of 12/31/05:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change. Past performance does not guarantee future results.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/05	12/31/04	Change	High	Low

Market Price	$15.19	$13.89	9.36%	$15.49	$13.80

NAV	$15.21	$15.17	0.26%	$15.52	$14.99

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2005	December 31, 2004

City, County & State	21%	23%

Transportation	19	19

Lease Revenue	15	15

Hospital	14	10

Education	8	8

Housing	7	—

Industrial & Pollution Control	7	4

Power	5	5

Water & Sewer	4	2

Tobacco	—	7

Other	—	7

Credit Breakdown4

Credit Rating	December 31, 2005	December 31, 2004

AAA/Aaa	37%	31%

AA/Aa	4	4

A	35	38

BBB/Baa	21	24

Not Rated	3	3	[5]

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2004, the market value of these securities was $3,052,217 representing 2.2% of the Trust’s long-term investments.

TRUST SUMMARIES
DECEMBER 31, 2005
BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

Trust Information

Symbol on New York Stock Exchange:	BRF

Initial Offering Date:	September 18, 1992

Termination Date (on or about):	December 31, 2008

Closing Market Price as of 12/31/05:	$15.11

Net Asset Value as of 12/31/05:	$15.04

Yield on Closing Market Price as of 12/31/05 ($15.11):[1]	4.96%

Current Monthly Distribution per Common Share:[2]	$0.0625

Current Annualized Distribution per Common Share:[2]	$0.7500

Leverage as of 12/31/05:[3]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change. Past performance does not guarantee future results.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/05	12/31/04	Change	High	Low

Market Price	$15.11	$15.85	(4.67)%	$16.04	$15.03

NAV	$15.04	$15.91	(5.47)%	$15.95	$14.99

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2005	December 31, 2004

Tax Revenue	36%	34%

Power	16	15

Lease Revenue	13	12

Education	12	12

City, County & State	10	11

Transportation	5	5

Water & Sewer	4	7

Resource Recovery	4	4

As of December 31, 2005 and 2004, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES
DECEMBER 31, 2005
BlackRock Florida Municipal 2020 Term Trust (BFO)

Trust Information

Symbol on New York Stock Exchange:	BFO

Initial Offering Date:	September 30, 2003

Termination Date (on or about):	December 31, 2020

Closing Market Price as of 12/31/05:	$13.35

Net Asset Value as of 12/31/05:	$14.90

Yield on Closing Market Price as of 12/31/05 ($13.35):[1]	5.00%

Current Monthly Distribution per Common Share:[2]	$0.055625

Current Annualized Distribution per Common Share:[2]	$0.667500

Leverage as of 12/31/05:[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change. Past performance does not guarantee future results.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/05	12/31/04	Change	High	Low

Market Price	$13.35	$15.08	(11.47)%	$15.88	$12.68

NAV	$14.90	$14.63	1.85%	$15.15	$14.64

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2005	December 31, 2004

City, County & State	26%	32%

Water & Sewer	18	17

Tobacco	10	9

Education	10	9

Power	10	9

Tax Revenue	7	5

Hospitals	6	6

Lease Revenue	5	5

Industrial & Pollution Control	5	5

Transportation	3	3

Credit Breakdown4

Credit Rating	December 31, 2005	December 31, 2004

AAA/Aaa	58%	56%

AA/Aa	1	1

A	4	4

BBB/Baa	17	18

BB/Ba	2	2

Not Rated[5]	18	19

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2005, and December 31, 2004, the market value of these securities was $2,124,960 representing 1.7% and $7,203,690 representing 5.7%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES
DECEMBER 31, 2005
BlackRock New York Insured Municipal 2008 Term Trust (BLN)

Trust Information

Symbol on New York Stock Exchange:	BLN

Initial Offering Date:	September 18, 1992

Termination Date (on or about):	December 31, 2008

Closing Market Price as of 12/31/05:	$15.30

Net Asset Value as of 12/31/05:	$15.73

Yield on Closing Market Price as of 12/31/05 ($15.30):[1]	4.90%

Current Monthly Distribution per Common Share:[2]	$0.0625

Current Annualized Distribution per Common Share:[2]	$0.7500

Leverage as of 12/31/05:[3]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change. Past performance does not guarantee future results.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/05	12/31/04	Change	High	Low

Market Price	$15.30	$16.09	(4.91)%	$16.19	$15.10

NAV	$15.73	$16.56	(5.01)%	$16.58	$15.68

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2005	December 31, 2004

Transportation	26%	24%

Education	20	20

City, County & State	17	17

Water & Sewer	11	11

Hospital	8	10

Tax Revenue	6	7

Power	6	5

Lease Revenue	3	3

Housing	3	3

As of December 31, 2005 and 2004, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES
DECEMBER 31, 2005
BlackRock New York Municipal 2018 Term Trust (BLH)

Trust Information

Symbol on New York Stock Exchange:	BLH

Initial Offering Date:	October 26, 2001

Termination Date (on or about):	December 31, 2018

Closing Market Price as of 12/31/05:	$15.15

Net Asset Value as of 12/31/05:	$16.11

Yield on Closing Market Price as of 12/31/05 ($15.15):[1]	4.85%

Current Monthly Distribution per Common Share:[2]	$0.061250

Current Annualized Distribution per Common Share:[2]	$0.735000

Leverage as of 12/31/05:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change. Past performance does not guarantee future results.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/05	12/31/04	Change	High	Low

Market Price	$15.15	$14.82	2.23%	$15.48	$14.75

NAV	$16.11	$15.77	2.16%	$16.32	$15.80

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2005	December 31, 2004

Education	22%	22%

Hospital	17	17

City, County & State	11	11

Transportation	11	11

Lease Revenue	10	11

Tobacco	10	10

Industrial & Pollution Control	7	6

Tax Revenue	6	6

Housing	5	—

Power	1	1

Other	—	5

Credit Breakdown4

Credit Rating	December 31, 2005	December 31, 2004

AAA/Aaa	35%	23%

AA/Aa	26	37

A	21	21

BBB/Baa	13	16

B	1	—

CCC/Caa	3	3

Not Rated	1	—

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES
DECEMBER 31, 2005
BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Trust Information

Symbol on American Stock Exchange:	BPS

Initial Offering Date:	August 25, 1999

Closing Market Price as of 12/31/05:	$15.85

Net Asset Value as of 12/31/05:	$15.27

Yield on Closing Market Price as of 12/31/05 ($15.85):[1]	5.72%

Current Monthly Distribution per Common Share:[2]	$0.0755

Current Annualized Distribution per Common Share:[2]	$0.9060

Leverage as of 12/31/05:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change. Past performance does not guarantee future results.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/05	12/31/04	Change	High	Low

Market Price	$15.85	$15.70	0.96%	$17.05	$14.19

NAV	$15.27	$15.81	(3.42)%	$15.87	$15.22

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2005	December 31, 2004

Education	24%	24%

Transportation	23	19

Hospital	15	22

Housing	12	3

Water & Sewer	9	8

Lease Revenue	6	6

Industrial & Pollution Control	6	5

Power	3	—

City, County & State	2	2

Other	—	11

Credit Breakdown4

Credit Rating	December 31, 2005		December 31, 2004

AAA/Aaa	61%		56%

AA/Aa	7		7

A	21		19

BBB/Baa	8		12

B	—		6

Not Rated	3	[5]	—

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]	The investment advisor has deemed all of the non-rated securities at December 31, 2005, to be of investment grade quality.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005

BlackRock Insured Municipal 2008 Term Trust (BRM)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			LONG-TERM INVESTMENTS—132.6%
			Alabama—2.1%
AAA	$2,410		Auburn Univ., 5.00%, 4/01/09, AMBAC	No Opt. Call	$2,529,463
AAA	6,555		Birmingham Jefferson Civic Ctr. Auth., Ser. A, 4.25%, 1/01/09, FSA	No Opt. Call	6,727,069

					9,256,532

			Alaska—0.9%
AAA	4,000		Anchorage, GO, Ser. B, 3.75%, 7/01/09, MBIA	No Opt. Call	4,044,360

			Arizona—2.1%
AAA	4,000		Chandler, GO, Zero Coupon, 7/01/08, FGIC	No Opt. Call	3,661,000
AAA	1,000		Phoenix Str. & Hwy., 4.25%, 7/01/09, FGIC	No Opt. Call	1,028,730
AAA	4,200		Pima Cnty. Str. & Hwy., 4.125%, 7/01/09, FGIC	07/08 @ 101	4,303,530

					8,993,260

			California—2.3%
			Dept. of Wtr. Res. Pwr. Sply. Rev.,
AAA	5,000		Ser. A, 3.125%, 5/01/08, FSA	No Opt. Call	4,982,650
AAA	5,000		Ser. A, 3.375%, 5/01/09, MBIA	No Opt. Call	5,002,200

					9,984,850

			Colorado—2.5%
AAA	2,000		E-470 Pub. Hwy. Auth., Ser. B, Zero Coupon, 9/01/11, MBIA	No Opt. Call	1,601,300
AAA	1,000		El Paso Cnty., COP, Detention Fac. Proj., Ser. B, 3.20%, 12/01/08, AMBAC	No Opt. Call	995,040
AAA	6,965		Regl. Transp. Dist., COP, Transp. Vehicles Proj., Ser. A, 5.00%, 6/01/08, MBIA	06/07 @ 101	7,194,566
AAA	1,000		Thornton, COP, 3.25%, 12/01/08, AMBAC	No Opt. Call	996,410

					10,787,316

			Delaware—0.2%
AAA	650		Delaware River & Bay Auth., 3.25%, 1/01/09, MBIA	No Opt. Call	648,349

			District of Columbia—3.1%
			Dist. of Columbia, GO,
AAA	195	[3]	Ser. B, 5.50%, 6/01/09, FSA	ETM	208,381
AAA	2,605		Ser. B, 5.50%, 6/01/09, FSA	No Opt. Call	2,773,387
AAA	10,000		Ser. B-1, 5.50%, 6/01/08, AMBAC	No Opt. Call	10,480,800

					13,462,568

			Florida—4.8%
AAA	2,280		Broward Cnty. Sch. Brd., COP, Ser. B, 4.25%, 7/01/09, FSA	No Opt. Call	2,335,700
AAA	13,890		Dept. of Env. Protection Presvtn., Ser. B, 5.00%, 7/01/09, MBIA	No Opt. Call	14,629,365
AAA	1,300		Palm Beach, Restoration Proj., Ser. A, 5.00%, 1/01/09, FSA	No Opt. Call	1,361,646
AAA	2,080		Tampa Wtr. & Swr., 5.50%, 10/01/08, FSA	No Opt. Call	2,198,789

					20,525,500

			Georgia—5.9%
AAA	5,000		Georgia, GO, Ser. E, 5.25%, 2/01/10	No Opt. Call	5,358,700
AAA	20,000		Monroe Cnty., PCR, Pwr. Co. Plant Vogtle Proj., 4.20%, 1/01/12, AMBAC	No Opt. Call	20,322,200

					25,680,900

			Hawaii—5.0%
			Hawaii, GO,
AAA	6,510		Ser. CY, 4.00%, 2/01/09, FSA	No Opt. Call	6,628,612
AAA	8,045		Ser. CZ, 3.25%, 7/01/09, FSA	No Opt. Call	8,013,464
			Honolulu City & Cnty.,
AAA	1,880		Ser. A, 5.00%, 3/01/09, MBIA	No Opt. Call	1,970,917
AAA	4,750		Ser. E, 4.00%, 7/01/08, FGIC	No Opt. Call	4,825,382

					21,438,375

			Illinois—13.1%
			Chicago Park Dist., Pkg. Rev., GO,
AAA	1,750		Ser. A, 3.50%, 1/01/09, FGIC	No Opt. Call	1,754,935
AAA	1,000		Ser. C, 3.00%, 1/01/09, AMBAC	No Opt. Call	983,490
AAA	3,105	[3]	Chicago Pub. Bldg., Ser. A, Zero Coupon, 1/01/07, MBIA	ETM	3,001,728

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			Illinois—(cont’d)
			Cook Cnty. High Sch.,
AAA	$2,000		Arlington Heights Proj., 4.50%, 12/01/08, FSA	No Opt. Call	$2,060,320
AAA	1,175	[3]	J. Sterling Morton Twnshp. Proj., Zero Coupon, 12/01/09,
			FGIC	ETM	1,020,981
AAA	4,805		J. Sterling Morton Twnshp. Proj., Zero Coupon, 12/01/09, FGIC	No Opt. Call	4,167,184
AAA	13,000		Dev. Fin. Auth., Gas Sply., 3.05%, 2/01/33, AMBAC	No Opt. Call	12,824,110
AAA	8,985		Du Page Cnty. Forest Presvtn. Dist., Zero Coupon, 11/01/08	No Opt. Call	8,124,327
			Illinois, GO,
AAA	6,750		Ser. 1, 3.50%, 7/01/08, MBIA	No Opt. Call	6,777,203
AAA	5,000		Ser. 1, 3.75%, 7/01/09, MBIA	No Opt. Call	5,057,100
AAA	1,455		Kane & Du Page Cntys. Sch. Dist., GO, Ser. A, 3.75%, 1/01/09, FSA	No Opt. Call	1,469,346
			Met. Pier & Expo. Auth. Ded. St. Tax Rev., McCormick Place Expansion Proj.,
AAA	8,385	[3]	Zero Coupon, 6/15/08, FGIC	ETM	7,706,821
AAA	215		Zero Coupon, 6/15/08, FGIC	No Opt. Call	197,374
AAA	1,570	[3]	Ser. A, Zero Coupon, 6/15/08, FGIC	ETM	1,443,019

					56,587,938

			Kansas—0.2%
AAA	1,000		Dev. Fin. Auth. Pub. Wtr. Sply., 4.00%, 4/01/09, AMBAC	No Opt. Call	1,018,520

			Kentucky—0.8%
AAA	3,890		Owensboro Elec. Lt. & Pwr., Ser. B, Zero Coupon, 1/01/09, AMBAC	No Opt. Call	3,491,392

			Louisiana—1.3%
AAA	5,770		Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj., Ser. A, 3.50%, 5/15/09, MBIA	No Opt. Call	5,762,557

			Michigan—4.8%
AAA	6,315		Detroit City Sch. Dist., GO, Sch. Bldg. & Site Impvt. Proj., Ser. A, 4.00%, 5/01/09, FGIC	No Opt. Call	6,452,793
AAA	1,665	[3]	Detroit, GO, 3.50%, 4/01/09, MBIA	ETM	1,671,527
AAA	3,000		Michigan Trunk Line, Ser. A, 4.125%, 11/01/08, FSA	No Opt. Call	3,066,870
AAA	2,535		Washtenaw Cmnty. Coll., 4.00%, 4/01/09, MBIA	No Opt. Call	2,588,996
AAA	2,695		West Ottawa Pub. Sch. Dist., GO, Ser. B, 3.50%, 5/01/09, FGIC	No Opt. Call	2,711,736
AAA	2,000		Western Twnshps. Util. Auth. Swr. Disp. Sys., 5.00%, 1/01/09, FGIC	No Opt. Call	2,096,020
AAA	2,160		Wyandotte Elec., 6.25%, 10/01/08, MBIA	No Opt. Call	2,250,374

					20,838,316

			Mississippi—0.5%
AAA	2,175		De Soto Cnty. Sch. Dist., GO, 3.25%, 2/01/09, FSA	No Opt. Call	2,168,671

			Nevada—2.6%
AAA	6,270		Clark Cnty. Sch. Dist., Ser. A, 4.00%, 6/01/09, FGIC	No Opt. Call	6,399,977
			Dept. of Bus. & Ind. Las Vegas Monorail Proj.,
AAA	2,085		Zero Coupon, 1/01/09, AMBAC	No Opt. Call	1,852,231
AAA	3,585		Zero Coupon, 1/01/10, AMBAC	No Opt. Call	3,052,735

					11,304,943

			New Jersey—1.2%
AAA	1,220		Econ. Dev. Auth., Econ. Recovery Fund, Ser. A, 4.50%, 3/15/09, MBIA	No Opt. Call	1,262,859
			Monmouth Cnty. Impvt. Auth. Gov’t. Loan,
AAA	1,220		3.10%, 4/15/09, AMBAC	No Opt. Call	1,211,314
AAA	1,000		5.00%, 12/01/08, FSA	No Opt. Call	1,046,140
AAA	1,750		Transp. Trust Fund Auth. Transp. Sys., Ser. C, 5.25%, 12/15/08, AMBAC	No Opt. Call	1,838,952

					5,359,265

			New Mexico—1.1%
AAA	2,030		Farmington Util. Sys., Ser. A, 3.50%, 5/15/09, FSA	No Opt. Call	2,039,541
AAA	2,600		Fin. Auth. Pub. Impvt. Proj., Ser. A, 3.80%, 6/01/08, MBIA	No Opt. Call	2,627,352

					4,666,893

			New York—13.0%
AAA	2,000		Erie Cnty. Pub. Impvt., Ser. A, 4.50%, 3/15/09, FGIC	No Opt. Call	2,062,300
			New York,
AAA	1,450	[3]	Ser. E, 6.125%, 8/01/06, MBIA	ETM	1,473,650
AAA	3,550		Ser. E, 6.125%, 8/01/06, MBIA	No Opt. Call	3,610,527
AAA	4,250		New York City Hlth. & Hosp. Corp. Hlth. Sys. Svcs., Ser. A, 3.50%, 2/15/09, AMBAC	No Opt. Call	4,262,325
			New York City, GO,
AAA	15,500		Ser. E, 6.20%, 8/01/07, MBIA	No Opt. Call	16,185,100
AAA	5,000	[4]	Ser. G, 5.75%, 2/01/06, MBIA	N/A	5,083,650

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			New York—(cont’d)
AAA	$15,915		New York, GO, Ser. F, 5.25%, 9/15/09, MBIA	09/08 @ 101	$16,828,362
AAA	4,000		Port Auth. of NY & NJ, Ser. 129, 2.875%, 11/01/08, FSA	No Opt. Call	3,940,520
AAA	2,715		Thruway Auth. Svc. Contract Rev., Local Hwy. & Brdg. Proj., Ser. A, 5.40%, 1/01/09, MBIA	01/06 @ 101	2,745,354

					56,191,788

			North Carolina—8.1%
			Eastn. Mun. Pwr. Agcy. Sys. Rev.,
AAA	13,500		Ser. B, 6.125%, 1/01/09, FGIC	No Opt. Call	14,557,050
AAA	5,000		Ser. B, 7.00%, 1/01/08, CAPMAC	No Opt. Call	5,357,300
AAA	14,675	[4]	Ser. B, 7.25%, 1/01/07, CAPMAC	N/A	15,243,069

					35,157,419

			Ohio—0.5%
AAA	2,000		Bldg. Auth., Worker’s Comp. Facs., Ser. A, 5.00%, 4/01/09, FGIC	No Opt. Call	2,103,540

			Oregon—2.0%
AAA	2,905		Dept. of Admin. Svcs., COP, 5.00%, 11/01/08, FSA	No Opt. Call	3,037,700
AAA	2,255		Dept. of Admin. Svcs., Lottery Rev., Ser. C, 3.125%, 4/01/09, FSA	No Opt. Call	2,242,891
AAA	1,285		Lane Cnty. Sch. Dist. No. 4, 3.00%, 1/01/09, FSA	No Opt. Call	1,269,387
AAA	2,000		Washington & Clackamas Cntys. Sch. Dist., GO, 3.75%, 6/15/08, MBIA	No Opt. Call	2,021,400

					8,571,378

			Pennsylvania—11.6%
AAA	1,460		Bensalem Twnshp. Sch. Dist., GO, 3.25%, 8/15/09, FGIC	No Opt. Call	1,455,036
AAA	1,500		Bristol Twnshp. Sch. Dist., 4.25%, 2/15/09, FGIC	No Opt. Call	1,541,760
			Dauphin Cnty. Gen. Auth., HAPSCO-Western PA Hosp. Proj.,
AAA	5,275		Ser. A, 6.25%, 7/01/08, MBIA	01/06 @ 100	5,283,598
AAA	2,725	[3]	Ser. B, 6.25%, 7/01/08, MBIA	ETM	2,825,607
			Dept. of Gen. Svcs., COP,
AAA	2,075		4.50%, 5/01/08, FSA	No Opt. Call	2,130,610
AAA	2,120		4.50%, 11/01/08, FSA	No Opt. Call	2,188,518
AAA	2,165		4.50%, 5/01/09, FSA	No Opt. Call	2,246,036
AAA	2,220		4.50%, 11/01/09, FSA	No Opt. Call	2,310,776
AAA	3,500		Indiana Cnty. Indl. Dev. Auth., PCR, Elec. & Gas Corp. Proj., Ser. A, 6.00%, 6/01/06, MBIA	No Opt. Call	3,538,115
AAA	16,250		Lehigh Cnty. Indl. Dev. Auth., PCR, 3.125%, 11/01/08, AMBAC	No Opt. Call	16,177,850
AAA	3,175		Philadelphia, GO, 4.10%, 9/15/08, FSA	No Opt. Call	3,240,659
AAA	3,125		Pittsburgh Pub. Pkg. Auth. Pkg. Rev., 3.25%, 12/01/08, AMBAC	No Opt. Call	3,121,500
AAA	3,955		West Chester Area Sch. Dist., GO, Ser. AA, 3.65%, 1/15/09, MBIA	07/07 @ 100	3,978,374

					50,038,439

			South Carolina—0.9%
AAA	2,020		Chester Cnty. Sch. Dist., 3.25%, 2/01/09, FSA	No Opt. Call	2,019,960
AAA	1,705		Lexington Cnty. Sch. Dist. 1, COP, 3.50%, 3/01/09, AMBAC	No Opt. Call	1,717,634

					3,737,594

			Tennessee—0.2%
AAA	1,000		Clarksville Wtr. Swr. & Gas Rev., 4.30%, 2/01/09, FSA	No Opt. Call	1,028,970

			Texas—24.2%
AAA	5,380		Austin Pub. Impvt., GO, 3.50%, 9/01/08, FSA	No Opt. Call	5,396,086
			Austin Util. Sys.,
AAA	5,000		6.625%, 11/15/08, AMBAC	No Opt. Call	5,430,150
AAA	11,515		Ser. A, Zero Coupon, 11/15/08, MBIA	No Opt. Call	10,391,712
AAA	5,000		Ser. A, Zero Coupon, 11/15/09, AMBAC	No Opt. Call	4,338,400
AAA	5,000		Ser. A, Zero Coupon, 11/15/09, MBIA	No Opt. Call	4,338,400
			Coppell Indpt. Sch. Dist.,
AAA	1,430	[3]	6.10%, 8/15/09, MBIA	ETM	1,553,509
AAA	620		6.10%, 8/15/09, MBIA	02/06 @ 100	621,866
AAA	2,500		Dallas Wtr. Wks. & Swr. Sys., 3.50%, 4/01/09, FSA	No Opt. Call	2,511,325
AAA	4,390		Houston Indpt. Sch. Dist., Zero Coupon, 8/15/09, AMBAC	No Opt. Call	3,847,001
			Lower Colorado River Auth.,
AAA	2,010		3.50%, 5/15/09, MBIA	No Opt. Call	2,019,447
AAA	2,690		5.25%, 5/15/09, FSA	No Opt. Call	2,851,077
AAA	1,650		Lubbock Cnty., 3.50%, 2/15/09, FGIC	No Opt. Call	1,655,280

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			Texas—(cont’d)
			Mun. Pwr. Agcy.,
AAA	$1,075	[3]	Zero Coupon, 9/01/08, AMBAC	ETM	$979,605
AAA	13,925		Zero Coupon, 9/01/08, AMBAC	No Opt. Call	12,695,979
AAA	1,155	[3]	Zero Coupon, 9/01/09, AMBAC	ETM	1,011,942
AAA	15,020		Zero Coupon, 9/01/09, AMBAC	No Opt. Call	13,183,354
AAA	1,500		North Texas Tollway Auth., Ser. C, 5.00%, 1/01/09, FSA	No Opt. Call	1,569,825
			Pub. Fin. Auth.,
AAA	2,270		3.50%, 2/01/09, FGIC	No Opt. Call	2,279,829
AAA	5,900		Ser. B, 6.25%, 2/01/09, AMBAC	No Opt. Call	6,386,396
			Pub. Fin. Auth. Bldg. Rev., Gen. Svcs. Comm. Projs.,
AAA	2,250	[4]	5.50%, 2/01/08, AMBAC	N/A	2,367,945
AAA	750		5.50%, 2/01/09, AMBAC	02/08 @ 101	788,385
AAA	6,000	[3]	San Antonio Elec. & Gas, Ser. B, Zero Coupon, 2/01/10, FGIC	ETM	5,141,820
AAA	9,050		Tarrant Regl. Wtr. Dist. Impvt., 3.50%, 3/01/09, FSA	No Opt. Call	9,090,092
AAA	1,825		Williamson Cnty., GO, Ser. B, 5.00%, 2/15/09, FSA	No Opt. Call	1,910,994
AAA	2,275		Ysleta Indpt. Sch. Dist., GO, Zero Coupon, 8/15/08	No Opt. Call	2,069,431

					104,429,850

			Utah—3.3%
			Intermountain Pwr. Agcy. Sply.,
AAA	2,215	[3]	Ser. B, 6.00%, 7/01/07, MBIA	ETM	2,302,824
AAA	1,285		Ser. B, 6.00%, 7/01/07, MBIA	No Opt. Call	1,335,565
AAA	10,300	[4]	Utah, GO, Ser. F, 5.00%, 7/01/07	N/A	10,559,869

					14,198,258

			Washington—10.8%
AAA	1,250		Clark Cnty. Pub. Util. Dist. No. 1 Rev., 5.00%, 1/01/09, MBIA	No Opt. Call	1,308,188
			Hlth. Care Fac. Auth. Catholic Hlth. Initiatives Proj.,
AAA	1,010		Ser. A, 5.30%, 12/01/08, MBIA	No Opt. Call	1,061,490
AAA	1,000		Ser. A, 5.40%, 12/01/10, MBIA	06/10 @ 101	1,075,120
AAA	3,060		King Cnty. Pub. Transp. Sales Tax, GO, 3.50%, 12/01/08, FSA	No Opt. Call	3,073,372
AAA	12,850		King Cnty., GO, Ser. D, 5.55%, 12/01/08, MBIA	12/07 @ 102	13,623,184
AAA	2,045		Motor Vehicle Fuel Tax, GO, 4.00%, 7/01/09, MBIA	No Opt. Call	2,083,691
			Pub. Pwr. Sply.,
AAA	11,000		Ser. A, 5.80%, 7/01/07, FSA	No Opt. Call	11,393,030
AAA	5,550		Nuclear Proj. No. 3, Zero Coupon, 7/01/07	No Opt. Call	5,272,889
AAA	2,000		Nuclear Proj. No. 3, Zero Coupon, 7/01/08	No Opt. Call	1,826,020
AAA	5,710		Seattle Impvt. Ltd. Tax, 4.00%, 7/01/08, FSA-CR	No Opt. Call	5,799,247

					46,516,231

			West Virginia—1.5%
AAA	1,550		Econ. Dev. Auth. Correctional Juvenile & Pub. Proj., Ser. A, 4.25%, 6/01/08, MBIA	No Opt. Call	1,582,302
			Higher Ed. Policy Comm. Rev.,
AAA	2,455		St. Coll. Fac. Proj., Ser. A, 5.00%, 4/01/09, MBIA	No Opt. Call	2,578,241
AAA	2,135		Univ. Facs. Proj., Ser. A, 5.00%, 4/01/09, MBIA	No Opt. Call	2,242,177

					6,402,720

			Wisconsin—1.4%
AAA	6,080		Wisconsin, GO, Ser. C, 4.00%, 5/01/09, MBIA	No Opt. Call	6,197,283

			Wyoming—0.6%
			Albany Cnty. Impvts. Statutory Trust, COP,
AAA	1,270		3.75%, 1/15/09, MBIA	No Opt. Call	1,284,504
AAA	1,395		3.75%, 7/15/09, MBIA	No Opt. Call	1,411,098

					2,695,602

			Total Long-Term Investments (cost $556,947,570)		573,289,577

			SHORT-TERM INVESTMENTS—29.1%
			Connecticut—1.5%
A-1+	6,700	[5]	Hlth. & Edl. Fac. Auth., Quinnipac Univ. Proj., Ser. F, 3.70%, 1/05/06, RAA, FRWD	N/A	6,700,000

			Florida—2.1%
A-1+	9,155	[5]	Pinellas Cnty. Hlth. Fac. Auth., 3.46%, 1/05/06, AMBAC, FRWD	N/A	9,155,000

			Illinois—1.5%
A-1+	6,600	[5]	Joliet Regl. Port Dist. Marine Term. Rev., Exxon Corp. Proj., 2.46%, 1/05/06, FRWD	N/A	6,600,000

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

Rating[1] (Unaudited)	Principal Amount (000)		Description		Option Call Provisions[2] (Unaudited)	Value

			Kansas—0.8%
A-1+	$3,455	[5]	Dept. Transp. Hwy., Ser. B-1, 2.48%, 1/05/06, FRWD		N/A	$3,455,000

			Louisiana—0.3%
A-1+	1,400	[5]	East Baton Rouge Parish Poll. Ctrl. Rev., Exxon Proj., 2.46%, 1/05/06, FRWD		N/A	1,400,000

			Maryland—0.5%
VMIG1	2,000	[5]	Cmnty. Dev. Admin. Multi-Fam. Hsg., Avalon Lea Apts. Proj., 3.37%, 1/04/06, FRWD		N/A	2,000,000

			Massachusetts—3.7%
			Hlth. & Edl. Facs. Auth. Rev., Harvard Univ. Proj.,
A-1+	12,000	[5]	Ser. BB, 3.35%, 1/05/06, FRWD		N/A	12,000,000
A-1+	3,950	[5]	Ser. R, 3.63%, 1/05/06, FRWD		N/A	3,950,000

						15,950,000

			Michigan—0.3%
			Detroit Swr. Disp. Rev.,
A-1+	995	[5]	Ser. A, 3.40%, 1/04/06, MBIA, FRWD		N/A	997,296
A-1+	490	[5]	Ser. C-1, 3.40%, 1/05/06, FSA, FRWD		N/A	490,000

						1,487,296

			Missouri—3.1%
			Hlth. & Edl. Facs. Auth. Rev.,
A-1+	3,300	[5]	Med. Research Facs., Stowers Inst. Proj., 2.96%, 1/05/06, MBIA, FRWD		N/A	3,300,000
A-1+	10,000	[5]	SSM Hlth. Care, Ser. C-1, 3.68%, 1/05/06, FSA, FRWD		N/A	10,000,000

						13,300,000

			New Jersey—0.2%
A-1+	1,055	[5]	Edl. Facs. Auth., Princeton Univ. Proj., Ser. B, 3.70%, 1/05/06, FRWD		N/A	1,055,000

			New York—2.4%
A-1+	1,700	[5]	Jay Str. Dev. Corp. Ctrs. Facs. Lease Rev., Ser. A-2, 2.48%, 1/05/06, FRWD		N/A	1,700,000
A-1+	1,900	[5]	New York City Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev., Ser. C, 2.50%, 1/05/06, FRWD		N/A	1,900,000
A-1+	7,000	[5]	New York City, GO, Ser. H-7, 3.65%, 1/05/06, FRWD		N/A	7,000,000

						10,600,000

			North Carolina—4.2%
A-1+	7,540	[5]	Buncombe Cnty. Met. Swr. Dist. Swr. Sys. Rev., 3.51%, 1/05/06, XLCA, FRWD	.	N/A	7,540,000
A-1+	10,550	[5]	Mecklenburg Cnty., Ser. C, 3.53%, 1/05/06, FRWD		N/A	10,550,000

						18,090,000

			Ohio—4.2%
VMIG1	7,000	[5]	Hamilton Cnty. Hosp. Facs., Ser. A, 3.53%, 1/04/06, FRWD		N/A	7,000,000
A-1+	500	[5]	Kent St. Univ. Rev., 3.55%, 1/04/06, MBIA, FRWD		N/A	500,000
VMIG1	10,605	[5]	Univ. of Akron, 3.50%, 1/05/06, FGIC, FRWD		N/A	10,605,000

						18,105,000

			Pennsylvania—1.9%
			Higher Edl. Facs. Auth., St. Sys. Higher Edl. Proj.,
VMIG1	4,200	[5]	Ser. A, 3.38%, 1/05/06, MBIA, FRWD		N/A	4,200,000
VMIG1	3,995	[5]	Ser. A, 3.38%, 1/05/06, MBIA, FRWD		N/A	3,995,000

						8,195,000

			Puerto Rico—0.6%
A-1	2,500	[5]	Hwy. & Transp. Auth. Transp. Rev., Ser. A, 3.34%, 1/04/06, AMBAC, FRWD		N/A	2,500,000

			Tennessee—0.1%
VMIG1	270	[5]	Clarksville Pub. Bldg. Auth., 3.75%, 1/05/06, FRWD		N/A	270,000

			Washington—0.6%
A-1+	2,500	[5]	Snohomish Cnty. Pub. Util. Dist. No.1, Generation Sys. Rev., Ser. A-1, 3.49%, 1/04/06, FSA, FRWD		N/A	2,500,000

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

Shares (000)	Description	Value

	Money Market Funds—1.1%
4,550	AIM Tax Free Investment Co. Cash Reserve Portfolio	$4,550,000

	Total Short-Term Investments (cost $125,912,296)	125,912,296

	Total Investments—161.7% (cost $682,859,8666)	$699,201,873
	Other assets in excess of liabilities—1.0%	4,336,634
	Preferred shares at redemption value, including dividends payable—(62.7)%	(271,132,670)

	Net Assets Applicable to Common Shareholders—100%	$432,405,837

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by U.S. Treasury obligations.
[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

[6]

Cost for Federal income tax purposes is $682,476,063. The net unrealized appreciation on a tax basis is $16,725,810, consisting of $17,891,994 gross unrealized appreciation and $1,166,184 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 91.4% of the Trust’s managed assets. The Trust had the following insurance concentrations:

AMBAC	—	9.8%
CAPMAC	—	3.2%
FGIC	—	53.0%
FSA	—	7.5%
MBIA	—	15.2%
RAA	—	1.0%
XLCA	—	1.1%
Other	—	0.6%

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
CAPMAC	—	Capital Markets Assurance Co.	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	PCR	—	Pollution Control Revenue
FGIC	—	Financial Guaranty Insurance Co.	RAA	—	Radian Asset Assurance
FRWD	—	Floating Rate Weekly Demand	XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005
BlackRock Insured Municipal Term Trust (BMT)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			LONG-TERM INVESTMENTS—128.7%
			Alabama—0.9%
AAA	$1,000		Birmingham Jefferson Civic Ctr. Auth., Ser. A, 4.375%, 1/01/11, FSA	No Opt. Call	$1,038,800
AAA	1,410		Fed. Hwy. Fin. Auth. Grant Antic. Notes, Ser. A, 4.50%, 3/01/11, MBIA	No Opt. Call	1,471,194

					2,509,994

			Alaska—8.2%
			Anchorage, GO,
AAA	14,345		Ser. B, 4.125%, 7/01/11, MBIA	No Opt. Call	14,716,966
AAA	6,000		Ser. B, 4.625%, 7/01/10, FGIC	No Opt. Call	6,280,680
AAA	1,260		Univ. of Alaska, Ser. K, 3.75%, 10/01/10, FGIC	No Opt. Call	1,274,150

					22,271,796

			Arizona—3.1%
AAA	1,030		Mesa, GO, Ser. A, 3.75%, 7/01/10, FGIC	No Opt. Call	1,042,741
AAA	6,340		Pima Cnty. Str. & Hwy., 4.25%, 7/01/11, FGIC	07/08 @ 101	6,486,517
AAA	1,000		St. Univ., 4.20%, 7/01/11, FGIC	No Opt. Call	1,032,660

					8,561,918

			Arkansas—0.2%
AAA	500		Little Rock Cap. Impvt., 4.00%, 4/01/11, FSA	No Opt. Call	510,170

			California—6.8%
AAA	145		California, GO, 6.80%, 11/01/10, FGIC	05/06 @ 101	148,101
AAA	6,100	[3]	Contra Costa Trans. Auth. Sales Tax Rev., 6.50%, 3/01/09, FGIC	ETM	6,482,043
			Dept. of Wtr. Res. Pwr. Sply. Rev.,
AAA	5,000		Ser. A, 3.60%, 5/01/10, AMBAC	No Opt. Call	5,031,700
AAA	3,500		Ser. A, 3.70%, 5/01/11, MBIA	No Opt. Call	3,528,525
AAA	3,065		Los Angeles Cnty., Asset Leasing Corp. Proj., 6.05%, 12/01/10, AMBAC	No Opt. Call	3,423,176

					18,613,545

			Colorado—1.2%
AAA	3,245		Weld Cnty. Sch. Dist. No. 6, 3.75%, 12/01/10, FSA	No Opt. Call	3,287,055

			Delaware—0.4%
AAA	1,015		Delaware River & Bay Auth., 3.75%, 1/01/11, MBIA	No Opt. Call	1,026,053

			District of Columbia—4.0%
AAA	10,000		Dist. of Columbia, GO, Ser. B, 5.50%, 6/01/11, FSA	No Opt. Call	10,904,900

			Florida—0.9%
AAA	2,320		Tampa Wtr. & Swr., 5.50%, 10/01/10, FSA	No Opt. Call	2,526,155

			Hawaii—4.6%
AAA	11,080	[4]	Hawaii, GO, Ser. CN, 5.25%, 3/01/07, FGIC	N/A	11,542,368
AAA	1,000		Univ. of Hawaii, Univ. Sys., 3.875%, 7/15/10, FGIC	No Opt. Call	1,017,670

					12,560,038

			Illinois—16.4%
			Chicago Park Dist. Pkg. Rev., GO,
AAA	3,120		Ser. A, 3.50%, 1/01/10, FGIC	No Opt. Call	3,123,463
AAA	3,695		Ser. A, 4.00%, 1/01/11, FGIC	No Opt. Call	3,767,015
			Chicago, GO,
AAA	4,000		Ser. A, 4.375%, 1/01/11, AMBAC	No Opt. Call	4,145,960
AAA	1,790		Ser. A, 5.00%, 1/01/11, MBIA	No Opt. Call	1,906,028
AAA	1,000		Du Page & Cook Cntys. Sch. Dist., GO, 4.50%, 1/01/11, FGIC	No Opt. Call	1,042,150
AAA	1,750		Du Page & Will Cntys. Sch. Dist., GO, 4.25%, 12/30/10, FGIC	No Opt. Call	1,807,942
			Du Page Cnty. Forest Presvtn. Dist.,
AAA	5,000		Zero Coupon, 11/01/10	No Opt. Call	4,164,050
AAA	11,965		Zero Coupon, 11/01/11	No Opt. Call	9,538,977
AAA	2,580		Edl. Fac. Auth., 5.70%, 7/01/13, FGIC	01/06 @ 100	2,606,497
			Illinois, GO,
AAA	1,500		Ser. 1, 4.50%, 2/01/11, FGIC	No Opt. Call	1,566,990
AAA	2,000		Ser. 1, 4.50%, 4/01/11, FSA	No Opt. Call	2,090,000
AAA	4,000		Ser. 1, 5.25%, 2/01/11, FGIC	No Opt. Call	4,316,840
AAA	2,265		Kane & Du Page Cntys. Sch. Dist., GO, Ser. A, 4.00%, 1/01/11, FSA	No Opt. Call	2,309,145

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			Illinois—(cont’d)
AAA	$1,025		Orland Park, GO, Ser. A, 3.50%, 12/01/10, FGIC	No Opt. Call	$1,024,057
AAA	1,075		Rockford Sch. Dist., GO, 4.30%, 2/01/11, FGIC	No Opt. Call	1,108,572

					44,517,686

			Indiana—4.0%
			Indianapolis Local Pub. Impvt. Bond Bank Wtr. Wks. Proj.,
AAA	2,085		Ser. A, 4.25%, 7/01/10, MBIA	No Opt. Call	2,145,945
AAA	2,815		Ser. A, 4.375%, 1/01/11, MBIA	No Opt. Call	2,913,806
AAA	2,950		Ser. A, 4.375%, 7/01/11, MBIA	No Opt. Call	3,055,492
AAA	2,635		Mun. Pwr. Agcy. Pwr. Sply. Sys., Ser. A, 4.50%, 1/01/11, AMBAC	No Opt. Call	2,748,516

					10,863,759

			Kansas—0.8%
			Dev. Fin. Auth. Pub. Wtr. Sply.,
AAA	1,025		4.125%, 4/01/10, AMBAC	No Opt. Call	1,050,799
AAA	1,000		4.25%, 4/01/11, AMBAC	No Opt. Call	1,031,220

					2,082,019

			Kentucky—3.9%
AAA	12,675		Econ. Dev. Fin. Sys. Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/10, MBIA	No Opt. Call	10,574,626

			Louisiana—1.9%
AAA	5,000		Pub. Facs. Auth. Ochsner Clinic Fndtn. Proj., Ser. B, 4.00%, 5/15/11, MBIA	No Opt. Call	5,064,850

			Michigan—2.4%
			Detroit, GO,
AAA	1,580		4.00%, 4/01/10, MBIA	No Opt. Call	1,617,067
AAA	1,955		4.00%, 4/01/11, MBIA	No Opt. Call	2,002,272
AAA	70		Mun. Bd. Auth., Ser. A, 6.50%, 11/01/12, MBIA	01/06 @ 100	70,146
AAA	2,810		Wyandotte City Sch. Dist. Bldg. & Site, 4.00%, 5/01/11, FSA	No Opt. Call	2,865,245

					6,554,730

			Minnesota—1.9%
AAA	2,800		Hopkins Indpt. Sch. Dist. No. 270, GO, Ser. B, 4.00%, 2/01/11, FSA	No Opt. Call	2,859,276
AAA	2,180	[3]	So. Minnesota Mun. Pwr. Agcy., Ser. B, 5.75%, 1/01/11	ETM	2,205,986

					5,065,262

			Nevada—1.9%
			Dept. of Bus. & Ind. Las Vegas Monorail Proj.,
AAA	3,795		Zero Coupon, 1/01/11, AMBAC	No Opt. Call	3,091,824
AAA	2,870		Zero Coupon, 1/01/12, AMBAC	No Opt. Call	2,232,315

					5,324,139

			New Jersey—0.4%
AAA	1,000		Monmouth Cnty. Impvt. Auth. Gov’t. Loan, 3.375%, 12/01/10, FSA	No Opt. Call	996,170
			New Mexico—3.4%
			Fin. Auth. Pub. Proj.,
AAA	1,433		Ser. A, 3.40%, 6/01/11, MBIA	No Opt. Call	1,423,170
AAA	1,175		Ser. A, 4.20%, 6/01/10, MBIA	No Opt. Call	1,210,697
AAA	2,265		Ser. A, 4.30%, 6/01/11, MBIA	No Opt. Call	2,348,941
AAA	2,230	[3]	Hwy. Comm., Ser. B, 4.75%, 6/15/11, AMBAC	ETM	2,353,475
AAA	1,750		Las Cruces Sch. Dist. No. 2, GO, 5.25%, 8/01/11, FSA	08/09 @ 100	1,851,342

					9,187,625

			New York—5.5%
AAA	8,950		Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A, 5.50%, 12/01/10, AMBAC	No Opt. Call	9,750,130
AAA	5,000		Thruway Auth. Personal Income Tax Rev., Ser. A, 5.00%, 3/15/11, FSA	No Opt. Call	5,353,150

					15,103,280

			Ohio—0.7%
AAA	1,000		Akron, GO, 4.00%, 12/01/10, MBIA	No Opt. Call	1,025,510
AAA	1,015		Univ. of Cincinnati, Ser. G, 3.50%, 6/01/09, AMBAC	No Opt. Call	1,021,466

					2,046,976

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			Oregon—3.6%
AAA	$1,995		Lane Cnty. Sch. Dist. No. 4, 3.75%, 1/01/11, FSA	No Opt. Call	$2,018,561
			Washington & Clackamas Cntys. Sch. Dist., GO,
AAA	3,820		4.00%, 6/15/10, MBIA	No Opt. Call	3,913,743
AAA	3,720		4.00%, 6/15/11, MBIA	No Opt. Call	3,813,260

					9,745,564

			Pennsylvania—6.6%
AAA	2,430		Central York Sch. Dist., GO, 4.125%, 6/01/11, FGIC	No Opt. Call	2,505,355
AAA	2,725	[3]	Dauphin Cnty. Gen. Auth., HAPSCO-Western PA Hosp. Proj., Ser. B, 6.25%, 7/01/07, MBIA	ETM	2,825,607
AAA	7,500		Higher Edl. Facs. Auth. Univ. of PA Hlth. Svcs. Proj., Ser. A, 5.25%, 8/01/10, FSA	08/09 @ 101	7,959,000
AAA	2,100		Philadelphia Wtr. & Wst., 5.625%, 6/15/08, AMBAC	No Opt. Call	2,214,219
AAA	1,075		Pub. Sch. Bldg. Auth. York Sch. Dist. Proj., 4.75%, 5/01/11, FSA	No Opt. Call	1,140,220
AAA	1,250		Wilson Sch. Dist., GO, 4.00%, 5/15/10, FSA	No Opt. Call	1,280,125

					17,924,526

			Rhode Island—2.0%
AAA	235		Clean Wtr. Protection Fin. Agcy., PCR, Ser. A, 6.70%, 10/01/10, MBIA	04/06 @ 100	236,861
AAA	5,000	[3]	St. & Providence Plantations, GO, Ser. B, 4.20%, 6/01/10, FGIC	ETM	5,158,100

					5,394,961

			Tennessee—0.8%
			Clarksville Wtr. Swr. & Gas,
AAA	1,005		4.45%, 2/01/10, FSA	No Opt. Call	1,044,788
AAA	1,100		4.65%, 2/01/11, FSA	No Opt. Call	1,158,817

					2,203,605

			Texas—15.5%
AAA	1,090		Addison, GO, 3.375%, 2/15/11, FGIC	No Opt. Call	1,081,629
			Bexar Met. Wtr. Dist. Wtr. Wks. Sys.,
AAA	1,085		3.70%, 5/01/10, FSA	No Opt. Call	1,095,763
AAA	1,090		3.80%, 5/01/11, FSA	No Opt. Call	1,103,592
AAA	2,000		Dallas Rapid Transit, 4.30%, 12/01/10, AMBAC	No Opt. Call	2,073,320
			Harris Cnty., GO,
AAA	1,500		Ser. A, 5.00%, 10/01/10, FSA	No Opt. Call	1,594,695
AAA	330	[3]	Ser. B, Zero Coupon, 8/15/08, FGIC	ETM	301,184
AAA	2,255		Ser. B, Zero Coupon, 8/15/08, FGIC	No Opt. Call	2,053,876
AAA	2,490		Houston Area Wtr. Corp. Northeast Wtr. Purification Proj., 4.50%, 3/01/11, FGIC	No Opt. Call	2,601,652
AAA	10,440		Houston Wtr. & Swr. Sys., Ser. C, Zero Coupon, 12/01/10, AMBAC	No Opt. Call	8,696,416
			Houston, GO,
AAA	5,000		Ser. A, 5.00%, 3/01/11, MBIA	No Opt. Call	5,328,900
AAA	2,000		Ser. A1, 5.00%, 3/01/11, MBIA	No Opt. Call	2,131,560
AAA	5,550		Katy Indpt. Sch. Dist., GO, Ser. A, Zero Coupon, 2/15/11	No Opt. Call	4,557,993
AAA	4,000		Mun. Pwr. Agcy., 5.50%, 9/01/10, MBIA	No Opt. Call	4,344,320
AAA	2,245		Pub. Fin. Auth., 4.00%, 2/01/11, FGIC	No Opt. Call	2,292,527
AAA	1,250		Texas Tech. Univ. Revs., Ser. 9, 5.00%, 2/15/11, AMBAC	No Opt. Call	1,334,600
AAA	1,500		Univ. of Houston, Ser. A, 4.00%, 2/15/10, FSA	No Opt. Call	1,531,320

					42,123,347

			Utah—2.3%
AAA	3,470		Intermountain Pwr. Agcy. Sply., Ser. A, 5.25%, 7/01/11, MBIA	07/09 @ 101	3,697,354
AAA	3,175		Salt Lake Cnty. Wtr. Conservancy Dist., Ser. A, Zero Coupon, 10/01/10, AMBAC	No Opt. Call	2,640,267

					6,337,621

			Washington—12.8%
AAA	7,345		Benton Cnty. Sch. Dist. No. 17, GO, Kennewick Sch. Proj., 4.50%, 12/01/10, FSA	No Opt. Call	7,680,005
AAA	1,000		Chelan Cnty. Sch. Dist., GO, 4.50%, 12/01/10, FSA	No Opt. Call	1,045,610
AAA	3,000		Clark Cnty. Pub. Util. Dist. No. 1 Elec. Rev., 4.50%, 1/01/11, AMBAC	No Opt. Call	3,130,650
AAA	2,040		Clark Cnty. Sch. Dist. No. 114, GO, Evergreen Proj., 4.125%, 12/01/10, FSA	No Opt. Call	2,098,813
			Pub. Pwr. Sply. Sys.,
AAA	1,300		Ser. B, 1.00%, 7/01/10, MBIA	No Opt. Call	1,097,408
AAA	9,160	[3]	Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10, MBIA	ETM	7,763,192
AAA	3,745		Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10, MBIA	No Opt. Call	3,161,379

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			Washington—(cont’d)
AAA	$1,010		Tacoma, GO, 4.625%, 12/01/10, FGIC	No Opt. Call	$1,061,712
AAA	5,000	[4]	Washington, GO, Ser. A, 5.50%, 7/01/09, MBIA	N/A	5,351,200
AAA	2,280		Whatcom Cnty. Sch. Dist. No. 503, GO, 4.50%, 12/01/10, FSA	No Opt. Call	2,383,991

					34,773,960

			West Virginia—3.6%
			Econ. Dev. Auth. Correctional Juvenile & Pub.,
AAA	4,420		Ser. A, 4.50%, 6/01/11, MBIA	No Opt. Call	4,626,989
AAA	3,705		Ser. A, 4.50%, 6/01/10, MBIA	No Opt. Call	3,862,648
AAA	1,170		Sch. Bldg. Auth., 4.00%, 7/01/11, AMBAC	No Opt. Call	1,193,704

					9,683,341

			Wisconsin—5.8%
AAA	1,045		Appleton Wtr. Wks., 4.375%, 1/01/11, FGIC	No Opt. Call	1,084,585
			Clean Wtr.,
AAA	4,640		Ser. 2, 4.00%, 6/01/10, MBIA	No Opt. Call	4,743,379
AAA	9,850		Ser. 2, 4.00%, 6/01/11, MBIA	No Opt. Call	10,070,837

					15,898,801

			Wyoming—2.2%
			Albany Cnty. Impvts. Statutory Trust, COP,
AAA	1,325		4.00%, 1/15/10, MBIA	No Opt. Call	1,352,175
AAA	1,450		4.00%, 7/15/10, MBIA	No Opt. Call	1,481,320
AAA	1,480		4.00%, 1/15/11, MBIA	No Opt. Call	1,511,095
AAA	1,510		4.00%, 7/15/11, MBIA	No Opt. Call	1,540,774

					5,885,364

			Total Long-Term Investments (cost $334,780,242)		350,123,836

			SHORT-TERM INVESTMENTS—32.2%
			California—1.1%
A-1+	3,000	[5]	Infrastructure & Econ. Dev. Bank, 3.55%, 1/04/06, AMBAC, FRWD	N/A	3,000,000

			District of Columbia—0.7%
SP-1+	2,000	[5]	District of Columbia, 3.48%, 1/04/06, FSA, FRWD	N/A	2,000,000

			Idaho—0.8%
A-1+	2,200	[5]	Hlth. Facs. Auth. Rev., 2.48%, 1/05/06, FSA, FRWD	N/A	2,200,000

			Illinois—1.7%
A-1+	2,000	[5]	Chicago Met. Wtr. Reclam. Dist., 3.50%, 1/04/06, FRWD	N/A	2,000,000
SP-1+	2,480	[5]	St. Toll Hwy. Auth., 3.48%, 1/04/06, MBIA, FRWD	N/A	2,480,000

					4,480,000

			Kentucky—0.2%
VMIG1	600	[5]	Breckinridge Cnty. Lease Rev., 2.80%, 1/04/06, FRWD	N/A	600,000

			Louisiana—1.1%
A-1+	3,000	[5]	East Baton Rouge Parish Poll. Ctrl. Rev., Exxon Proj., 2.46%, 1/05/06, FRWD	N/A	3,000,000

			Maryland—1.7%
A-1+	4,545	[5]	Hlth. & Higher Edl. Fac. Auth., 3.52%, 1/05/06, FRWD	N/A	4,545,000

			Massachusetts—7.4%
			Hlth. & Edl. Fac. Auth. Rev., Harvard Univ. Proj.,
A-1+	5,000	[5]	Ser. BB, 3.35%, 1/05/06, FRWD	N/A	5,000,000
A-1+	13,250	[5]	Ser. GG-1, 3.35%, 1/05/06, FRWD	N/A	13,250,000
A-1+	1,800	[5]	Ser. R, 3.63%, 1/05/06, FRWD	N/A	1,800,000

					20,050,000

			New Jersey—1.3%
A-1+	3,475	[5]	Sports & Expo. Auth., Ser. B 2, 3.42%, 1/04/06, MBIA, FRWD	N/A	3,475,000

			North Carolina—2.6%
A-1+	7,000	[5]	Buncombe Cnty. Met. Swr. Dist. Swr. Sys. Rev., 3.51%, 1/05/06, XLCA, FRWD	N/A	7,000,000

			Ohio—7.0%
VMIG1	10,000	[5]	Columbus Regl. Arpt. Auth., Ser. A, 3.52%, 1/05/06, FRWD	N/A	10,000,000
VMIG1	9,000	[5]	Hamilton Cnty. Hosp. Facs., Ser. A, 3.53%, 1/04/06, FRWD	N/A	9,000,000

					19,000,000

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			Pennsylvania—1.7%
A-1+	$1,500	[5]	Emmaus Gen. Auth., 3.52%, 1/04/06, FSA, FRWD	N/A	$1,500,000
A-1+	2,000	[5]	Erie Wtr. Auth. Rev., 3.52%, 1/05/06, FSA, FRWD	N/A	2,000,000
VMIG1	1,145	[5]	Higher Ed. Facs. Auth. St. Sys. Higher Ed. Proj., Ser. A, 3.38%, 1/05/06, MBIA, FRWD	N/A	1,145,000

					4,645,000

			Puerto Rico—0.4%
A-1	1,000	[5]	Gov’t. Dev. Bank, 2.68%, 1/04/06, MBIA, FRWD	N/A	1,000,000

			Tennessee—2.5%
VMIG1	6,860	[5]	Clarksville Pub. Bldg. Auth. Pooled Fin. Mun. Bond Fund, 3.75%, 1/05/06, FRWD	N/A	6,860,000

			Texas—0.4%
A-1+	1,180	[5]	Wtr. Dev. Board Rev., 3.75%, 1/05/06, FRWD	N/A	1,180,000

Shares
(000)

	Money Market Fund—1.6%
4,400	AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	4,400,000

	Total Short-Term Investments (cost $87,435,000)		87,435,000

	Total Investments—160.9% (cost $422,215,2426)		$437,558,836
	Other assets in excess of liabilities—1.8%		4,965,683
	Preferred shares at redemption value, including dividends payable—(62.7)%		(170,509,888)

	Net Assets Applicable to Common Shareholders—100%		$272,014,631

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by U.S. Treasury obligations.
[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

[6]

Cost for Federal income tax purposes is $421,938,171. The net unrealized appreciation on a tax basis is $15,620,665, consisting of $15,667,420 gross unrealized appreciation and $46,755 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represents approximately 89.6% of the Trust’s managed assets. The Trust had the following insurance concentrations:

AMBAC	—	48.1%
FGIC	—	12.3%
FSA	—	10.9%
MBIA	—	15.7%
XLCA	—	1.6%
Other	—	1.0%

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PCR	—	Pollution Control Revenue
FRWD	—	Floating Rate Weekly Demand	XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005
BlackRock Municipal 2018 Term Trust (BPK)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(Unaudited)	(000)		Description	(Unaudited)	Value

			LONG-TERM INVESTMENTS—147.1%
			Alabama—2.5%
A2	$5,845		Huntsville Hlth. Care Auth., GO, Ser. A, 5.625%, 6/01/22	06/12 @ 101	$6,227,614

			California—8.5%
A	1,750		Agua Caliente Band of Cahuilla Indians, 5.60%, 7/01/13	No Opt. Call	1,824,077
AAA	5,425		Clovis Unified Sch. Dist., Cap. Apprec. Election 2004, Ser. A, Zero Coupon, 8/01/21, FGIC	No Opt. Call	2,663,838
NR	1,235		Lincoln Spec. Tax Rev. Cmny. Facs. Dist. 1, 5.90%, 9/01/24	09/13 @ 102	1,319,054
B-	3,460		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc. Proj.,
			Ser. C, 7.50%, 12/01/24	12/12 @ 102	3,564,250
BBB+	5,000		Poll. Ctrl. Fin. Auth. Sld. Wst. Disp. Rev., Republic Svcs., Inc. Proj., Ser. C, 5.25%, 6/01/23	No Opt. Call	5,290,450
BBB	6,500		Poll. Ctrl. Sld. Wst. Mgmt, Inc., Ser. C, 5.125%, 11/01/23	11/15 @ 101	6,676,605

					21,338,274

			Colorado—4.3%
BBB	5,000		Hsg. & Fin. Auth. Sld. Wst. Rev., Wst. Mgmt. Proj., 5.70%, 7/01/18	No Opt. Call	5,404,350
Baa2	5,010		Park Creek Met. Dist. Rev., Sr. Ltd. Ppty. Tax, 5.25%, 12/01/20	12/15 @ 101	5,249,177

					10,653,527

			Connecticut—1.6%
Baa3	3,750	[3]	Mashantucket Western Pequot Tribe Spec. Rev., Ser. B, 5.75%, 9/01/18	09/07 @ 102	3,915,488

			Florida—11.4%
Baa2	1,585	[4]	Cap. Trust Agcy. Multi-Fam. Hsg., American Oppty. Proj., Ser. A, 5.75%, 6/01/23	N/A	1,548,545
NR	2,000		CFM Cmnty. Dev. Dist. Cap. Impvt., Ser. B, 5.875%, 5/01/14	No Opt. Call	2,060,540
NR	1,860		Live Oak Cmnty. Dev. Dist. Spl. Assmt. No. 1, Ser. B, 5.00%, 11/01/09	No Opt. Call	1,862,939
NR5	180		Live Oak Cmnty. Dev. Dist. Spl. Assmt. No. 2, Ser. B, 5.30%, 5/01/08	No Opt. Call	180,571
BB+	4,515		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	5,077,208
NR	1,595		Pine Islands Cmnty. Dev. Dist. Util. Sys. Rev., 5.30%, 11/01/10	No Opt. Call	1,591,555
NR	4,675		Stevens Plantation Cmnty. Dist. Spl. Assmt. Rev., Ser. B, 6.375%, 5/01/13	No Opt. Call	4,819,972
NR	840		Sumter Landing Cmnty. Dev. Dist., 6.25%, 5/01/13	No Opt. Call	894,390
NR5	5,410		Vlg. Ctr. Cmnty. Dev. Dist., Ser. B, 5.875%, 1/01/15	No Opt. Call	5,614,660
NR	3,130		Vlg. of Westport Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A, 5.40%, 5/01/20	05/13 @ 100	3,133,192
NR	1,500		Westchester Cmnty. Dev. Dist. No. 1, Spl. Assmt., 6.00%, 5/01/23	05/13 @ 101	1,566,240

					28,349,812

			Illinois—24.6%
NR	1,825	[3]	Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,854,784
			Chicago O’Hare Intl. Arpt., Ser. A,
AAA	5,000		5.00%, 1/01/19, AMBAC	01/16 @ 100	5,319,400
AAA	8,000		5.00%, 1/01/20, AMBAC	01/16 @ 100	8,477,520
AAA	5,000		5.75%, 1/01/18, MBIA	01/12 @ 100	5,423,100
A+	12,500	[4,6]	Dev. Fin. Auth. Adventist Hlth. Sys. Sunbelt Oblig. Proj., 5.50%, 11/15/09	N/A	13,561,000
BBB	5,980		Edl. Facs. Auth., Student Hsg. Edl. Adv. Fund, Univ. Ctr. Proj., 6.00%, 5/01/22	05/12 @ 101	6,460,792
Baa2	2,750		Fin. Auth. Student Hsg., MJH Ed. Asst. Living Proj., Ser. A, 5.50%, 6/01/19	06/14 @ 100	2,902,130
A	5,000		Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care, 5.50%, 1/01/22	01/13 @ 100	5,263,300
			Kane & Du Page Cntys. Sch. Dist., GO,
AAA	4,625	[4]	Ser. B, Zero Coupon, 1/01/12, FSA	N/A	2,656,369
AAA	4,100	[4]	Ser. B, Zero Coupon, 1/01/12, FSA	N/A	2,208,834
AAA	2,950	[4]	Ser. B, Zero Coupon, 1/01/12, FSA	N/A	1,414,436
AAA	1,700	[4]	Ser. B, Zero Coupon, 1/01/12, FSA	N/A	761,073
			Sports Facs. Auth. Ded. St. Tax Supported Rev.,
AAA	1,885		Zero Coupon, 6/15/19, AMBAC	06/15 @ 101	1,635,200
AAA	1,985		Zero Coupon, 6/15/20, AMBAC	06/15 @ 101	1,716,449
AAA	2,090		Zero Coupon, 6/15/21, AMBAC	06/15 @ 101	1,804,903

					61,459,290

			Indiana—10.5%
AA	13,970		Hlth. Fac. Fin. Auth., Sisters of St. Francis Proj., 5.75%, 11/01/21	11/11 @ 101	15,059,241
BBB	2,500		Indianapolis Arpt. Auth., FedEx Corp. Proj., 5.10%, 1/15/17	No Opt. Call	2,583,075
BBB+	4,000		Petersburg, PCR, Pwr. & Lt. Conv., 5.75%, 8/01/21	08/11 @ 102	4,190,920
NR	4,350		Vincennes Econ. Dev., Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	4,348,303

					26,181,539

See Notes to Financial Statements.

BlackRock Municipal 2018 Term Trust (BPK) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(Unaudited)	(000)		Description	(Unaudited)	Value

			Louisiana—1.5%
AAA	$3,445		Pub. Facs. Auth. Dept. of Pub. Safety, 5.875%, 6/15/14, MBIA	06/10 @ 100	$3,696,830

			Maryland—2.1%
NR	5,170		Frederick Cnty., Urbana Cmnty. Dev. Auth. Proj., Ser. A, 5.80%, 7/01/20	07/07 @ 102	5,264,508

			Michigan—3.0%
A1	5,450		Hosp. Fin. Auth., Henry Ford Hlth. Sys. Proj., Ser. A, 6.00%, 11/15/19	11/09 @ 101	5,826,323
A	700		Pontiac Tax Increment Fin. Auth. Dev. Area 2, 5.625%, 6/01/22, ACA	06/12 @ 101	734,265
A	1,000		Pontiac Tax Increment Fin. Auth. Dev. Area 3, 5.375%, 6/01/17, ACA	06/12 @ 101	1,039,860

					7,600,448

			Mississippi—4.3%
BBB	9,000		Lowndes Cnty. Sld. Wst. Disp., PCR, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	No Opt. Call	10,853,550

			Multi-State—10.4%
A3	14,000	[3]	Charter Mac Equity Issuer Trust, Ser. A-3, 6.80%, 10/01/52	No Opt. Call	15,810,620
			Munimae TE Bond Subsidiary LLC,
Baa1	6,000	[3]	Ser. B2, 5.20%, 6/30/49	09/14 @ 100	6,079,380
Baa3	4,000	[3]	Ser. D, 5.90%, 9/15/49	09/15 @ 101	4,040,760

					25,930,760

			Nevada—2.6%
BBB+	5,000		Dept. of Bus. & Ind. Republic Svc., Inc. Proj., 5.625%, 12/01/26	No Opt. Call	5,362,650
NR	1,100		Las Vegas Spec. Imp. Dist. 809, Summerlin Area Proj., 5.35%, 6/01/17	06/06 @ 103	1,126,114

					6,488,764

			New Hampshire—4.0%
AAA	7,000		Bus. Fin. Auth., PCR, Pub. Svc. Co. Proj., Ser. C, 5.45%, 5/01/21, MBIA	05/12 @ 101	7,653,100
A+	2,025		Hlth. & Ed. Facs. Auth. Exeter Hosp. Proj., 6.00%, 10/01/24	10/11 @ 101	2,232,603

					9,885,703

			New Jersey—12.4%
			Econ. Dev. Auth.,
BBB	8,500		Cigarette Tax, 5.50%, 6/15/24	06/12 @ 100	8,882,670
B	4,065		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	3,979,310
B	6,750		Continental Airlines, Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	6,745,005
Baa3	8,410		Kapkowski Rd. Landfill Proj., 5.50%, 4/01/16	No Opt. Call	8,940,166
NR	2,500		Middlesex Cnty. Impvt. Auth. Heldrich Ctr. Hotel Proj., Ser. B, 6.125%, 1/01/25	01/15 @ 100	2,484,000

					31,031,151

			New York—3.2%
A+	7,500		City of New York, 5.00%, 9/01/18	09/15 @ 100	7,941,300

			North Carolina—1.7%
A-	4,000		Wake Cnty. Ind. Facs., PCR, Carolina Pwr. & Lt. Co. Proj., 5.375%, 2/01/17	02/12 @ 101	4,254,000

			Ohio—0.2%
NR	500		Pinnacle Cmnty. Infrastructure Fin. Auth. Facs. Rev., Ser. A, 6.00%, 12/01/22	12/14 @ 101	521,895

			Oklahoma—1.1%
B-	2,700		Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	2,823,687

			Pennsylvania—7.4%
NR	2,000		Montgomery Cnty. Indl. Dev. Auth., Whitemarsh Continuing Care Proj., 6.00%, 2/01/21	02/15 @ 100	2,113,920
			Philadelphia Auth. for Ind. Dev.,
AAA	5,000		Ser. B, 5.50%, 10/01/18, FSA	10/11 @ 101	5,410,000
AAA	5,000		Ser. B, 5.50%, 10/01/19, FSA	10/11 @ 101	5,399,350
			West Cornwall Twnshp., Mun. Auth. Coll., Elizabethtown Coll. Proj.,
BBB+	2,500	[4]	5.90%, 12/15/18	N/A	2,706,425
BBB+	2,650		6.00%, 12/15/22	12/11 @ 100	2,891,282

					18,520,977

			South Carolina—3.4%
BBB+	5,000		Jobs Econ. Dev. Auth. Hosp. Fac. Rev., Palmetto Hlth. Alliance Proj., Ser. A, 6.125%, 8/01/23	08/13 @ 100	5,412,950
NR	3,023		Lancaster Cnty., Assmt. Rev., Edgewater Imp. Dist. Proj., Ser. B, 6.125%, 11/01/14	No Opt. Call	3,073,877

					8,486,827

			Tennessee—2.4%
AAA	12,000		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Ser. A, Zero Coupon, 1/01/19, FSA	01/13 @ 71.667	6,102,240

See Notes to Financial Statements.

BlackRock Municipal 2018 Term Trust (BPK) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(Unaudited)	(000)		Description	(Unaudited)	Value

			Texas—11.2%
BBB	$2,000		Alliance Arpt. Auth., Inc. Spec. Facs., Fed. Express Corp. Proj., 6.375%, 4/01/21	04/06 @ 102	$2,054,200
			Birdville Indpt. Sch. Dist., GO,
AAA	1,615		Zero Coupon, 2/15/18	No Opt. Call	940,996
AAA	1,815		Zero Coupon, 2/15/19	No Opt. Call	1,004,947
AAA	2,625		Zero Coupon, 2/15/20	No Opt. Call	1,381,721
AAA	2,500		Zero Coupon, 2/15/21	No Opt. Call	1,250,000
BBB	10,010		Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 5.75%, 5/01/36	No Opt. Call	10,528,218
			Dallas Ft. Worth Intl. Arpt. Fac. Impvt.,
AAA	5,000		Ser. A, 5.875%, 11/01/17, FGIC	11/11 @ 100	5,460,600
AAA	5,000		Ser. A, 5.875%, 11/01/18, FGIC	11/11 @ 100	5,449,800

					28,070,482

			Trust Territories—1.6%
A	4,000	[3]	San Manuel Entertainment Auth., 2004 Gaming Proj., Ser.C, 4.50%, 12/01/16	12/13 @ 102	3,996,200

			Washington—4.7%
			Energy Northwest Wind Proj.,
A-	5,000	[4]	Ser. A, 6.00%, 1/01/07	N/A	5,270,450
A-	6,175	[4]	Ser. B, 5.875%, 1/01/07	N/A	6,501,534

					11,771,984

			Wisconsin—6.5%
			Hlth. & Edl. Facs. Auth.,
AA-	5,000		Froedert & Cmnty. Hlth. Oblig. Proj., 5.375%, 10/01/21	10/11 @ 101	5,216,100
A	10,000		Wheaton Franciscan Svcs. Proj., 6.25%, 8/15/22	02/12 @ 101	10,967,900

					16,184,000

			Total Long-Term Investments (cost $345,678,266)		367,550,850

			SHORT-TERM INVESTMENTS—6.3%
			Delaware—1.6%
A-1	4,000	[7]	St. Econ. Dev. Auth. Rev. Adj. Rate Hosp., Ser. A, 2.98%, 1/04/06, AMBAC, FRWD	N/A	4,000,000

			Kentucky—0.7%
VMIG1	1,320	[7]	Breckinridge Cnty. Lease Rev., 2.80%, 1//04/06, FRWD	N/A	1,320,000
A-1+	500	[7]	Econ. Dev. Fin. Auth. Hosp. Hlth. Alliance, Ser. C, 2.80%, 1/04/06, MBIA, FRWD	N/A	500,000

					1,820,000

			Ohio—0.3%
VMIG1	500	[7]	Hamilton Cnty. Hosp. Facs. Proj., 3.50%, 1/05/06, FRWD	N/A	500,000
A-1+	200	[7]	Kent St. Univ. Rev., 3.55%, 1/04/06, MBIA, FRWD	N/A	200,000

					700,000

			Pennsylvania—3.7%
A-1+	5,200	[7]	Emmaus Gen. Auth., 3.52%, 1/04/06, FSA, FRWD	N/A	5,200,000
A-1	3,940	[7]	Higher Edl. Fac. Auth., 3.51%, 1/05/06, FRWD	N/A	3,940,000

					9,140,000

			Total Short-Term Investments (cost $15,660,000)		15,660,000

			Total Investments—153.4% (cost $361,338,2668)		$383,210,850
			Other assets in excess of liabilities—1.7%		4,310,465
			Preferred shares at redemption value, including dividends payable—(55.1)%		(137,630,862)

			Net Assets Applicable to Common Shareholders—100%		$249,890,453

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2005, the Trust held 14.3% of its net assets, with a current market value of $35,697,232, in securities restricted as to resale.

[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Security is deemed to be of investment quality by the investment advisor.
[6]

Security, or a portion thereof, pledged as collateral with a value of $1,627,320 on 468 short U.S. Treasury Note futures contracts expiring March 2006 and 174 short U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on December 31, 2005, was $71,070,750, with an unrealized loss of $609,102.

[7]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

See Notes to Financial Statements.

BlackRock Municipal 2018 Term Trust (BPK) (continued)

[8]

Cost for Federal income tax purposes is $361,254,047. The net unrealized appreciation on a tax basis is $21,956,803, consisting of $21,997,542 gross unrealized appreciation and $40,739 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRWD	—	Floating Rate Weekly Demand	PCR	—	Pollution Control Revenue

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005
BlackRock Municipal 2020 Term Trust (BKK)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(Unaudited)	(000)		Description	(Unaudited)	Value

			LONG-TERM INVESTMENTS—155.0%
			California—25.8%
A	$12,000		California, GO, 5.00%, 11/01/22	11/13 @ 100	$12,536,040
BBB	10,000		Foothill/Eastern Trans. Corridor Agcy. Cap. Apprec., Zero Coupon, 1/15/22	01/10 @ 50.177	3,947,300
BBB	12,500		Foothill/Eastn. Transp. Corridor Agcy. Toll Rd. Rev., Zero Coupon, 1/15/21	01/10 @ 53.346	5,244,500
			Golden St. Tobacco Sec. Corp.,
BBB	3,000		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	3,322,110
BBB	12,010		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	13,431,504
BBB	975		Ser. A-3, 7.875%, 6/01/42	06/13 @ 100	1,172,886
BBB	1,470		Ser. A-5, 7.875%, 6/01/42	06/13 @ 100	1,768,351
AAA	20,000	[3]	Ser. B, 5.375%, 6/01/10	N/A	21,543,400
B-	3,035		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc. Proj.,
			Ser. C, 7.50%, 12/01/24	12/12 @ 102	3,126,444
BBB+	7,000		Poll. Ctrl. Fin. Auth. Sld. Wst. Disp. Rev., Republic Svcs., Inc. Proj., Ser. C, 5.25%, 6/01/23	No Opt. Call	7,406,630
AAA	6,865		Riverside Cnty., Riverside Cnty. Hosp. Proj., Zero Coupon, 6/01/25, MBIA	No Opt. Call	2,642,888
BBB+	3,355		Statewide Cmnty., Daughters of Charity Hlth. Proj., 5.25%, 7/01/25	07/15 @ 100	3,471,553

					79,613,606

			Colorado—1.7%
AAA	4,500		E-470 Pub. Hwy. Auth. Cap. Apprec., Ser. B, Zero Coupon, 9/01/22, MBIA	No Opt. Call	2,089,305
Baa2	3,000		Park Creek Met. Dist. Co., 5.25%, 12/01/25	12/15 @ 101	3,097,170

					5,186,475

			District of Columbia—5.2%
			Friendship Pub. Charter Sch., Inc. Proj.,
A	3,320		5.00%, 6/01/23, ACA	06/14 @ 100	3,340,219
A	2,680		5.75%, 6/01/18, ACA	06/14 @ 100	2,871,486
AAA	5,000	[4]	Met. Washington Arpts. Auth. Arpt. Sys. Rev., Ser. C-2, 5.00%, 10/01/24, FSA	10/14 @ 100	5,175,000
BBB	4,215		Tobacco Settlement Fin. Corp., 6.50%, 5/15/33	No Opt. Call	4,788,998

					16,175,703

			Florida—15.5%
NR	4,860		Bellago Edl. Facs. Benefit Dist., Ser. A, 5.85%, 5/01/22	05/14 @ 100	4,989,179
Baa2	1,500	[3]	Cap. Trust Agcy. Multi-Fam. Hsg., American Oppty. Proj., Ser. A, 5.75%, 6/01/23	N/A	1,465,500
NR	3,000		CFM Cmnty. Dev. Dist. Cap. Impvt., Ser. B, 5.875%, 5/01/14	No Opt. Call	3,090,810
NR	4,445		Grand Hampton Cmnty. Dev. Dist. Cap. Impvt., 6.10%, 5/01/24	05/13 @ 101	4,552,925
NR	4,140		Habitat Cmnty. Dev. Dist., 5.80%, 5/01/25	05/14 @ 101	4,161,859
BB+	5,475		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	6,156,747
NR	4,690		Middle Vlg. Cmnty. Dev. Dist., Ser. A, 5.80%, 5/01/22	05/13 @ 100	4,841,675
NR	1,000		Pine Islands Cmnty. Dev. Dist. Util. Sys. Rev., 5.30%, 11/01/10	No Opt. Call	997,840
NR	7,255		Stevens Plantation Cmnty. Dist. Spl. Assmt. Rev., Ser. B, 6.375%, 5/01/13	No Opt. Call	7,479,977
NR	3,625		Vlg. Cmnty. Dev. Dist., No. 5, Spl. Assmt. Rev., Ser. A, 6.00%, 5/01/22	05/13 @ 101	3,789,575
NR	6,000		Westchester Cmnty. Dev. Dist. No. 1 Spl. Assmt., 6.00%, 5/01/23	05/13 @ 101	6,264,960

					47,791,047

			Georgia—1.6%
BBB	2,500		Milledgeville Baldwin Cnty. Dev. Auth., Georgia Coll. & St. Univ. Fndtn. Proj.,
			5.50%, 9/01/24	09/14 @ 101	2,634,750
BBB	2,350		Richmond Cnty. Dev. Auth. Env. Impvt., 5.75%, 11/01/27	11/13 @ 100	2,441,180

					5,075,930

			Illinois—12.6%
NR	2,155	[5]	Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	2,190,170
			Chicago O’Hare Intl. Arpt. Revgen Arpt. Third Lien Ser. A,
AAA	5,000		5.00%, 1/01/21, AMBAC	01/16 @ 100	5,277,600
AAA	7,000		5.00%, 1/01/22, AMBAC	01/16 @ 100	7,371,210
Baa1	5,000		Dev. Fin. Auth. DePaul Univ. Proj., Ser. C, 5.25%, 10/01/24	10/14 @ 100	5,323,900
AA+	4,800		Edl. Fac. Auth., Northwestern Univ. Proj., 5.00%, 12/01/21	12/13 @ 100	5,059,152
			Fin. Auth. Student Hsg., MJH Ed. Asst. Living Proj.,
Baa2	2,725		Ser. A, 5.00%, 6/01/24	06/14 @ 100	2,731,049
Baa2	3,250		Ser. A, 5.50%, 6/01/19	06/14 @ 100	3,429,790
Baa3	1,075		Ser. B, 5.00%, 6/01/24	06/14 @ 100	1,066,508

See Notes to Financial Statements.

BlackRock Municipal 2020 Term Trust (BKK) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(Unaudited)	(000)		Description	(Unaudited)	Value

			Illinois—(cont’d)
AAA	$13,455		Met. Pier & Expo. Auth. Ded. St. Tax Rev., McCormick Place Expansion Proj.,
			Ser. A, Zero Coupon, 6/15/22, MBIA	No Opt. Call	$6,441,312

					38,890,691

			Indiana—5.0%
BBB	10,000		Indianapolis Arpt. Auth., FedEx Corp. Proj., 5.10%, 1/15/17	No Opt. Call	10,332,300
NR	5,140		Vincennes Econ. Dev., Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	5,137,995

					15,470,295

			Kansas—1.1%
AAA	6,440		Wyandotte Cnty. Unified Gov’t. Spl. Oblig., Intl. Speedway Proj., Zero Coupon, 12/01/20, MBIA	No Opt. Call	3,245,760

			Kentucky—1.4%
BBB	3,750		Maysville Sld. Wst. Disp., Inland Container Corp. Proj., 6.90%, 9/01/22	09/13 @ 102	4,156,575

			Louisiana—0.7%
BBB	2,000		De Soto Parish Env. Impvt. Rev., Ser. A, 5.85%, 11/01/27	11/13 @ 100	2,076,000

			Maryland—5.6%
			Frederick Cnty., Urbana Cmnty. Dev. Auth. Proj.,
NR	3,000		6.625%, 7/01/25	07/07 @ 102	3,115,170
NR	5,171		Ser. A, 5.80%, 7/01/20	07/07 @ 102	5,265,526
Baa1	8,500		Hlth. & Higher Edl. Facs. Auth. Medstar Hlth. Proj., 5.375%, 8/15/24	08/14 @ 100	8,920,410

					17,301,106

			Massachusetts—3.3%
AAA	5,000		Bay Transp. Auth. Sales Tax Rev., Ser. A, 5.00%, 7/01/24	No Opt. Call	5,463,400
BBB	4,500		Dev. Fin. Agcy. Sld. Wst. Disp. Rev., Wst. Mgmt., Inc. Proj., 5.45%, 6/01/14	No Opt. Call	4,786,515

					10,249,915

			Minnesota—0.4%
A2	1,250		Higher Ed. Facs. Auth., Univ. of St. Thomas Proj., Ser. 5, 5.00%, 10/01/24	10/14 @ 100	1,299,238

			Mississippi—1.0%
BBB	3,000		Warren Cnty. Env. Impvt., Intl. Paper Proj., Ser. A, 5.85%, 11/01/27	11/13 @ 100	3,081,090

			Missouri—3.6%
BBB+	5,000		Dev. Fin. Brd., Branson Landing Proj., Ser. A, 5.50%, 12/01/24	06/14 @ 100	5,260,700
AA	5,500		Hlth. & Edu. Fac., BJC Hlth. Sys. Proj., Ser. A, 5.00%, 5/15/20	05/15 @ 100	5,793,865

					11,054,565

			Multi-State—7.3%
			Charter Mac Equity Issuer Trust,
A3	1,000	[5]	Ser. A, 5.75%, 10/31/15	No Opt. Call	1,062,220
A3	2,500	[5]	Ser. A, 6.00%, 4/30/19	No Opt. Call	2,672,875
Baa1	4,000	[5]	Ser. B, 6.00%, 4/30/15	No Opt. Call	4,197,480
Baa1	2,500	[5]	Ser. B, 6.30%, 4/30/19	No Opt. Call	2,674,650
			MuniMae TE Bond Subsidiary, LLC,
Baa2	5,000	[5]	Ser. C1, 5.40%, 6/30/49	09/14 @ 100	5,048,100
Baa2	5,000	[5]	Ser. C2, 5.80%, 6/30/49	09/19 @ 100	5,013,600
Baa3	2,000	[5]	Ser. D, 5.90%, 9/15/49	09/15 @ 101	2,020,380

					22,689,305

			New Hampshire—1.7%
A3	5,000		Hlth., Elliot Hosp. Proj., Ser. B, 5.60%, 10/01/22	10/13 @ 100	5,318,750

			New Jersey—11.6%
			Econ. Dev. Auth.,
BBB	11,500		Cigarette Tax, 5.50%, 6/15/24	06/12 @ 100	12,017,730
B	5,000		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	4,894,600
B	1,500		Continental Airlines, Inc. Proj., 9.00%, 6/01/33	06/13 @ 101	1,593,090
BBB-	1,000		First Mtg. Winchester Proj., Ser. A, 4.80%, 11/01/13	No Opt. Call	1,013,080
Baa3	7,500		Kapkowski Rd. Landfill Proj., 6.50%, 4/01/31	No Opt. Call	8,535,600
Baa1	4,000		Hlth. Care Fac. Fin. Auth., Cap. Hlth. Sys. Oblig. Grp. Proj., Ser. A, 5.75%, 7/01/23	07/13 @ 100	4,293,840
NR	2,500		Middlesex Cnty. Impvt. Auth. Heldrich Ctr. Hotel Proj., Ser. B, 6.125%, 1/01/25	01/15 @ 100	2,484,000
Baa1	1,000		Middlesex Cnty. Impvt. Auth. Str. Student Hsg. Proj., Ser. A, 5.00%, 8/15/23	08/14 @ 100	1,017,780

					35,849,720

See Notes to Financial Statements.

BlackRock Municipal 2020 Term Trust (BKK) (continued)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(Unaudited)	(000)	Description	(Unaudited)	Value

		New York—4.4%
B-	$5,000	New York City Indl. Dev. Agcy., 7.75%, 8/01/31	08/16 @ 101	$5,166,000
AAA	8,500	New York St. Enrgy Resh & Dev. Brlyn Union Gas/ Keyspan, Ser. A, 4.70%, 2/01/24, FGIC	02/16 @ 100	8,553,975

				13,719,975

		Ohio—5.5%
		Cuyahoga Cnty. Cleveland Clinic Hlth. Sys. Proj.,
Aa3	3,000	6.00%, 1/01/19	07/13 @ 100	3,387,030
Aa3	10,000	6.00%, 1/01/20	07/13 @ 100	11,262,600
NR	1,100	Pinnacle Cmnty. Infrastructure Fin. Auth. Facs. Rev., Ser. A, 6.00%, 12/01/22	12/14 @ 101	1,148,169
NR	1,215	Port of Greater Cincinnati Dev. Auth., Coop. Pub. Pkg. Infrastructure Proj., 6.30%, 2/15/24	02/14 @ 102	1,289,407

				17,087,206

		Oklahoma—1.1%
B-	3,350	Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	3,503,463

		Pennsylvania—6.2%
BBB+	6,680	Higher Edl. Fac., La Salle Univ. Proj., 5.50%, 5/01/26	05/13 @ 100	7,070,980
A	10,000	Lancaster Cnty. Hosp. Auth., Gen. Hosp. Proj., 5.75%, 3/15/20	09/13 @ 100	10,852,000
NR	1,275	Montgomery Cnty. Indl. Dev. Auth., Whitemarsh Continuing Care Proj., 6.00%, 2/01/21	02/15 @ 100	1,347,624

				19,270,604

		Puerto Rico—11.5%
A-	10,900	Elec. Pwr. Auth., Ser. NN, 5.125%, 7/01/24	07/13 @ 100	11,378,292
		Pub. Impvt.,
BBB	5,000	Ser. A, 5.25%, 7/01/22	07/13 @ 100	5,220,000
BBB	11,000	Ser. A, 5.25%, 7/01/23	07/13 @ 100	11,576,620
BBB	7,000	Ser. A, 5.25%, 7/01/24	07/13 @ 100	7,353,290

				35,528,202

		Rhode Island—1.5%
BBB	4,500	Hlth. & Edl. Bldg. Corp. Hosp. Fin., Ser. A, 5.875%, 9/15/23	09/08 @ 100	4,607,955

		Texas—5.8%
BBB	1,100	Brazos River Auth., PCR, TXU Energy Co. LLC Proj., Ser. A, 6.75%, 4/01/38	No Opt. Call	1,223,453
BBB-	3,500	Port Corpus Christi Indl. Dev. Corp., Valero Proj., Ser. C, 5.40%, 4/01/18	04/08 @ 102	3,615,430
		Tpke. Auth., Central Texas Tpke. Sys. Proj.,
AAA	7,990	Ser. A, Zero Coupon, 8/15/21, AMBAC	No Opt. Call	3,934,356
AAA	8,450	Ser. A, Zero Coupon, 8/15/24, AMBAC	No Opt. Call	3,578,744
		Weatherford Indpt. Sch. Dist.,
AAA	6,945	Zero Coupon, 2/15/23, PSF-GTD	02/11 @ 50.236	2,805,641
AAA	6,945	Zero Coupon, 2/15/24, PSF-GTD	02/11 @ 47.435	2,643,892

				17,801,516

		Trust Territories—1.3%
A	4,000 [5]	San Manuel Entertainment Auth., 2004 Gaming Proj., Ser.C, 4.50%, 12/01/16	12/13 @ 102	3,996,200

		U.S. Virgin Islands—0.3%
BBB	1,000	Pub. Fin. Auth. Sen. Lien Matching Fund Loan, Ser. A, 5.25%, 10/01/17	10/14 @ 100	1,059,560

		Virginia—7.7%
NR	5,000	Celebrate North Cmnty. Dev. Auth. Spl. Assmt. Rev., Ser. B, 6.60%, 3/01/25	03/14 @ 102	5,298,650
BBB	10,000	Charles City Cnty. Econ. Dev. Auth. Sld. Wst. Disp., 5.125%, 8/01/27	12/05 @ 100	10,208,900
A3	7,500	Mecklenburg Cnty. Ind. Dev. Auth., Exempt FAC-UAE LP Proj., 6.50%, 10/15/17	10/12 @ 100	8,307,225

				23,814,775

		Washington—2.5%
		Washington,
AAA	10,000	Ser. S-5, Zero Coupon, 1/01/19, FGIC	No Opt. Call	5,574,600
AAA	4,630	Mtr. Veh. Proj., Ser. F, Zero Coupon, 12/01/21, MBIA	No Opt. Call	2,228,697

				7,803,297

		Wisconsin—2.1%
		Hlth. & Ed. Fac. Auth., Wheaton Franciscan Svcs. Proj.,
A	2,880	5.50%, 8/15/17	08/13 @ 100	3,092,515
A	3,190	5.50%, 8/15/18	08/13 @ 100	3,410,461

				6,502,976

		Total Long-Term Investments (cost $455,396,954)		479,221,500

See Notes to Financial Statements.

BlackRock Municipal 2020 Term Trust (BKK) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(Unaudited)	(000)		Description	(Unaudited)	Value

			SHORT-TERM INVESTMENTS—1.1%
			Delaware—0.5%
A-1	$1,600	[6]	St. Econ. Dev. Auth. Rev. Hosp., Ser. A, 2.98%, 1/04/06, AMBAC, FRWD	N/A	$1,600,000

			New York—0.4%
A-1+	1,000	[6]	Triborough Brdg. & Tunl. Auth., GO, 3.53%, 1/05/06, FRWD	N/A	1,000,000

			North Dakota—0.2%
VMIG1	550	[6]	Grand Forks Hosp. Fac. Rev., United Hosp. Oblig. Grp. Proj., 2.52%, 1/05/06, FRWD	N/A	550,000

			Total Short-Term Investments (cost $3,150,000)		3,150,000

			Total Investments—156.1% (cost $458,546,9547)		$482,371,500
			Other assets in excess of liabilities—1.4%		4,443,045
			Preferred shares at redemption value, including dividends payable—(57.5)%		(177,668,192)

			Net Assets Applicable to Common Shareholders—100%		$309,146,353

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

Security, or a portion thereof, pledged as collateral with a value of $2,070,000 on 589 short U.S. Treasury Note futures contracts expiring March 2006 and 219 U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on December 31, 2005, was $89,447,344, with an unrealized loss of $765,911.

[5]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2005, the Trust held 9.3% of its net assets, with a current market value of $28,875,675, in securities restricted as to resale.

[6]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

[7]

Cost for Federal income tax purposes is $458,527,904. The net unrealized appreciation on a tax basis is $23,843,596, consisting of $23,902,928 gross unrealized appreciation and $59,332 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	PCR	—	Pollution Control Revenue
FRWD	—	Floating Rate Weekly Demand	MBIA	—	Municipal Bond Insurance Assoc.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005
BlackRock Municipal Target Term Trust (BMN)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			LONG-TERM INVESTMENTS—127.4%
			Alabama—2.3%
AAA	$9,450		Fed. Hwy. Fin. Auth. Grant Antic., Ser. A, 4.125%, 3/01/07, MBIA	No Opt. Call	$9,536,279
AAA	1,000		Mobile, GO, 4.00%, 2/15/07, AMBAC	No Opt. Call	1,007,770

					10,544,049

			Alaska—2.5%
			Anchorage, GO,
AAA	1,750		Ser. A, 4.125%, 6/01/06, FGIC	No Opt. Call	1,756,178
AAA	2,245		Ser. A, 4.25%, 6/01/07, FGIC	No Opt. Call	2,273,377
AAA	1,335		Ser. B, 3.20%, 7/01/07, MBIA	No Opt. Call	1,332,690
AAA	5,000		Ser. B, 3.25%, 7/01/07, MBIA	No Opt. Call	4,994,950
AAA	1,000		Ser. B, 4.25%, 7/01/07, FGIC	No Opt. Call	1,013,400

					11,370,595

			Arizona—2.5%
			Maricopa Cnty. Pub. Fin. Corp.,
Aaa	815	[3]	4.25%, 7/01/07, AMBAC	ETM	826,752
AAA	5,440		4.25%, 7/01/07, AMBAC	No Opt. Call	5,514,474
AAA	5,000		Trans. Brd. Grant Antic., 4.125%, 1/01/07, MBIA	No Opt. Call	5,042,200

					11,383,426

			Arkansas—1.1%
AAA	5,000		Univ. of Arkansas Athl. Fac. Rev., Razorback Stadium Proj., 3.55%, 12/01/21, FSA	12/06 @ 100	5,014,050

			California—1.3%
AAA	6,000		California, GO, 6.30%, 9/01/06, AMBAC	No Opt. Call	6,122,160

			Colorado—8.9%
AAA	17,150		Denver City & Cnty., GO, Ser. B, 5.625%, 8/01/07, MBIA	No Opt. Call	17,755,567
AAA	1,015		El Paso Cnty. COP, Detention Fac. Proj., Ser. B, 2.50%, 12/01/06, AMBAC	No Opt. Call	1,006,819
AAA	9,700		Met. Football Stad. Dist. Sales Tax Rev., Ser. A, Zero Coupon, 1/01/07, MBIA	No Opt. Call	9,381,937
			Regl. Transp. Dist., COP, Transp. Vehicle Proj.,
AAA	6,215		Ser. A, 5.00%, 6/01/06, MBIA	No Opt. Call	6,258,878
AAA	5,470		Ser. A, 5.00%, 6/01/07, MBIA	No Opt. Call	5,596,521
AAA	1,100		Thornton, COP, 2.50%, 12/01/06, AMBAC	No Opt. Call	1,090,683

					41,090,405

			Delaware—0.2%
AAA	1,050		Delaware River & Bay Auth., 2.50%, 1/01/07, MBIA	No Opt. Call	1,039,112

			Florida—1.6%
AAA	1,645		Mun. Loan Council, Ser. A, 4.00%, 5/01/07, MBIA	No Opt. Call	1,660,348
AAA	1,765	[3]	Orange Cnty. Tourist Dev. Tax Rev., Ser. A, 6.375%, 10/01/06, AMBAC	ETM	1,778,485
AAA	2,000		Sarasota Wtr. & Swr. Sys., 4.25%, 10/01/06, MBIA	No Opt. Call	2,014,980
AAA	1,865		Tampa Wtr. & Swr., 5.50%, 10/01/06, FSA	No Opt. Call	1,895,847

					7,349,660

			Georgia—1.0%
AAA	4,805		Columbus Wtr. & Swr., 4.00%, 5/01/07, FSA	No Opt. Call	4,851,080

			Hawaii—4.8%
			Hawaii, GO,
AAA	5,675		Ser. CP, 5.50%, 10/01/06, FGIC	No Opt. Call	5,767,559
AAA	9,000		Ser. CS, 5.25%, 4/01/06, MBIA	No Opt. Call	9,042,570
AAA	1,265		Ser. CW, 3.60%, 8/01/06, FGIC	No Opt. Call	1,267,606
			Honolulu City & Cnty., GO,
AAA	2,275		Ser. A, 4.00%, 9/01/06, FSA	No Opt. Call	2,286,193
AAA	3,500		Ser. A, 5.80%, 1/01/07, FGIC	No Opt. Call	3,584,770

					21,948,698

			Illinois—18.0%
			Campaign Cnty. Cmnty. #116,
AAA	385	[3]	Ser. C, Zero Coupon, 1/01/07, FGIC	ETM	372,195
AAA	680		Ser. C, Zero Coupon, 1/01/07, FGIC	No Opt. Call	657,444
AAA	995	[3]	Ser. C, Zero Coupon, 1/01/08, FGIC	ETM	929,011

See Notes to Financial Statements.

BlackRock Municipal Target Term Trust (BMN) (continued)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			Illinois—(cont’d)
AAA	$1,765		Ser. C, Zero Coupon, 1/01/08, FGIC	No Opt. Call	$1,645,704
AAA	2,665		Chicago Park Dist. Pkg. Rev., GO, Ser. A, 3.00%, 1/01/07, FGIC	No Opt. Call	2,653,727
AAA	1,565		Chicago Wstwtr. Trans., Ser. A, 3.50%, 1/01/07, AMBAC	No Opt. Call	1,568,161
AAA	12,000		Chicago, GO, Ser. A, 4.25%, 1/01/07, MBIA	No Opt. Call	12,111,120
			Cook Cnty. High Sch. Dist. Number 201 J. Sterling Morton Twnshp. Proj.,
AAA	6,790	[3]	Zero Coupon, 12/01/07, FGIC	ETM	6,361,551
AAA	430		Zero Coupon, 12/01/07, FGIC	No Opt. Call	402,489
			Du Page Cnty. Trans. Rev.,
AAA	4,815		4.50%, 1/01/07, FSA	No Opt. Call	4,871,191
AAA	5,390		4.50%, 1/01/09, FSA	No Opt. Call	5,557,144
			Illinois, GO,
AAA	15,080		Ser. I, 3.25%, 11/01/06, FGIC	No Opt. Call	15,080,754
AAA	4,000		Ser. I, 4.00%, 4/01/07, FSA	No Opt. Call	4,032,080
AAA	12,625		Ser. I, 4.25%, 4/01/07, MBIA	No Opt. Call	12,764,254
AAA	1,000		Kane Cnty., GO, 3.75%, 1/01/07, FGIC	No Opt. Call	1,004,440
			Sales Tax,
AAA	5,900		Ser. O, Zero Coupon, 6/15/07	No Opt. Call	5,610,015
AAA	5,635		Ser. O, Zero Coupon, 6/15/08	No Opt. Call	5,145,769
AAA	2,000		Will Cnty. Cmnty. Sch. Dist., 7.05%, 12/01/08, AMBAC	No Opt. Call	2,200,260

					82,967,309

			Indiana—3.0%
AAA	5,000		Bond Bank Sch. Fund, 4.00%, 2/01/07, AMBAC	No Opt. Call	5,037,000
AAA	9,000		Univ. Student Fee Rev., Zero Coupon, 8/01/06, AMBAC	No Opt. Call	8,831,520

					13,868,520

			Iowa—0.9%
AAA	3,940		West Des Moines Cmnty. Sch. Dist., 4.00%, 6/01/07, AMBAC	No Opt. Call	3,974,790

			Kentucky—4.2%
AAA	12,610		Econ. Dev. Fin. Sys. Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/07, MBIA	No Opt. Call	11,857,435
			Ppty. & Bldgs. Auth., Proj. No. 69,
AAA	2,035		Ser. B, 4.00%, 8/01/06, FSA	No Opt. Call	2,043,547
AAA	5,560		Ser. C, 4.00%, 8/01/06, FSA	No Opt. Call	5,583,352

					19,484,334

			Louisiana—4.5%
AAA	7,530		MuniMae Trust, Ser. 7, Cl. A, 4.40%, 12/16/08	No Opt. Call	7,522,244
AAA	5,250		New Orleans, GO, Zero Coupon, 9/01/06, AMBAC	No Opt. Call	5,136,232
AAA	3,555		Off. Facs. Corp. Lease Cap. Complex Prog., 4.00%, 5/01/07, AMBAC	No Opt. Call	3,582,658
AAA	4,565		Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj., Ser. A, 3.00%, 5/15/07, MBIA	No Opt. Call	4,523,276

					20,764,410

			Massachusetts—2.7%
AAA	11,760		Massachusetts, GO, Ser. A, 5.25%, 1/01/09, FSA	No Opt. Call	12,397,274

			Michigan—3.2%
AAA	2,100		Grand Rapids Wtr. Sply., 4.00%, 1/01/07, FGIC	No Opt. Call	2,114,994
AAA	5,000		Mun. Bd. Auth., Zero Coupon, 5/15/06, MBIA	No Opt. Call	4,940,950
			Pub. Pwr. Agcy., Belle River Proj.,
AAA	1,000		Ser. A, 2.70%, 1/01/07, MBIA	No Opt. Call	991,250
AAA	2,000		Ser. A, 5.00%, 1/01/07, MBIA	No Opt. Call	2,032,800
AAA	4,850		Trunk Line, Ser. A, 4.00%, 11/01/06, FSA	No Opt. Call	4,880,264

					14,960,258

			Minnesota—1.4%
AAA	375		Hsg. Fin. Auth., Ser. D, 5.35%, 8/01/06, MBIA	02/06 @ 101	376,451
AAA	5,075		Met. Council Minneapolis-St. Paul, GO, 5.25%, 12/01/06	No Opt. Call	5,167,416
AAA	840		Minneapolis Spec. Sch. Dist. No. 1 COP, Ser. B, 3.25%, 2/01/07, FSA	No Opt. Call	840,160

					6,384,027

			Mississippi—0.4%
AAA	1,935		Vicksburg, GO, 4.00%, 4/01/07, MBIA	No Opt. Call	1,950,519

			Nebraska—0.8%
AAA	3,850		Douglas Cnty. Sch. Dist. No. 17 Millard, GO, 3.20%, 11/15/06, FSA	No Opt. Call	3,847,844

See Notes to Financial Statements.

BlackRock Municipal Target Term Trust (BMN) (continued)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			Nevada—1.5%
AAA	$2,975		Clark Cnty. Library Dist., GO, 4.00%, 2/01/07, FGIC	No Opt. Call	$2,997,967
			Dept. of Bus. & Ind. Las Vegas Monorail Proj.,
AAA	800	[3]	Zero Coupon, 1/01/07, AMBAC	ETM	773,696
AAA	1,295		Zero Coupon, 1/01/08, AMBAC	No Opt. Call	1,197,370
AAA	2,005		Las Vegas Pub. Safety Bonds, GO, 4.00%, 4/01/07, FSA	No Opt. Call	2,022,303

					6,991,336

			New Jersey—2.5%
AAA	70		Elizabeth, GO, 6.60%, 8/01/06, MBIA	02/06 @ 100	70,193
AAA	8,565	[3]	Hwy. Auth. Garden St. Pkwy., 5.00%, 1/01/07, FGIC	ETM	8,709,663
AAA	1,000		Monmouth Cnty. Impvt. Auth. Gov’t Loan, 2.34%, 12/01/06, FSA	No Opt. Call	989,380
AAA	375	[3]	N. Jersey Dist. Wtr. Sply. Wanaque So. Proj., 6.50%, 7/01/06, MBIA	ETM	380,918
AAA	1,250		Warren Cnty. Fin. Auth. PCR, 6.55%, 12/01/06, MBIA	02/06 @ 100	1,252,912

					11,403,066

			New Mexico—0.4%
AAA	1,855		Fin. Auth. Pub. Proj., Ser. A, 3.50%, 6/01/07, MBIA	No Opt. Call	1,860,769

			New York—9.1%
AAA	9,220		Hsg. Fin. Agcy. Hsg. Proj. Mtg., Ser. A, 5.50%, 11/01/06, FSA	05/06 @ 102	9,286,292
AAA	1,040		Malone Ctrl. Sch. Dist., GO, Ser. B, 2.875%, 1/15/07, FGIC	No Opt. Call	1,035,497
AAA	2,800		Nassau Cnty., GO, Ser. Y, 5.00%, 3/01/06, FGIC	No Opt. Call	2,807,840
			New York,
AAA	2,895		Ser. E, 6.125%, 8/01/06, MBIA	ETM	2,942,217
AAA	7,105		Ser. E, 6.125%, 8/01/06, MBIA	No Opt. Call	7,226,140
AAA	2,000		New York City Hlth. & Hosp. Corp. Hlth. Sys. Svcs., Ser. A, 3.20%, 2/15/07, FSA	No Opt. Call	1,998,660
AAA	13,000		New York City, GO, Ser. A, 7.00%, 8/01/07, FSA	08/06 @ 101.5	13,455,260
			Rochester,
AAA	1,805	[3]	Ser. B, 4.00%, 2/15/07, MBIA	ETM	1,820,595
AAA	1,465		Ser. B, 4.00%, 2/15/07, MBIA	No Opt. Call	1,478,288

					42,050,789

			North Carolina—1.3%
AAA	6,000		Eastn. Mun. Pwr. Agcy. Sys. Rev., Ser. B, 6.00%, 1/01/06	No Opt. Call	6,000,000

			Ohio—4.2%
AAA	1,000		American Mun. Pwr., Inc., Omega JV2 Proj., 4.00%, 1/01/07, AMBAC	No Opt. Call	1,006,850
			Bldg. Auth.,
AAA	4,585		Admin. Bldg. Fd., Ser. A, 5.00%, 10/01/06, FSA	No Opt. Call	4,643,871
AAA	10,000		Correction Facs., Ser. A, 5.00%, 10/01/06, FSA	No Opt. Call	10,127,000
AAA	2,170		Cincinnati City Sch. Dist. Sch. Impvt., GO, 4.00%, 12/01/06, MBIA	No Opt. Call	2,184,930
AAA	1,285		Milford Sch. Dist., GO, 3.25%, 12/01/06, FSA	No Opt. Call	1,285,321

					19,247,972

			Oklahoma—1.5%
AAA	6,660		Trans. Auth. Tpke. Sys. Rev., Ser. B, 5.00%, 1/01/07, AMBAC	No Opt. Call	6,773,819

			Oregon—0.9%
AAA	2,020		Dept. of Admin. Svcs. COP, Ser. A, 5.00%, 11/01/06, FSA	No Opt. Call	2,048,522
AAA	2,000		Washington & Clackamas Cntys. Sch. Dist., GO, 3.125%, 6/15/07, MBIA	No Opt. Call	1,994,520

					4,043,042

			Pennsylvania—5.1%
AAA	1,500		Delaware Cnty. Regl. Wtr. Qual. Ctrl. Auth. Swr. Rev., 4.00%, 5/01/07, FGIC	No Opt. Call	1,513,035
AAA	1,900		Dept. of Gen. Svcs. COP, 4.25%, 5/01/06, FSA	No Opt. Call	1,906,156
AAA	1,345		Fleetwood Area Sch. Dist., GO, 4.00%, 4/01/07, FGIC	No Opt. Call	1,356,123
AAA	1,615		Oxford Area Sch. Dist., GO, Ser. A, 4.00%, 2/15/07, FGIC	No Opt. Call	1,627,710
AAA	2,950		Philadelphia Wtr. & Wst., 5.50%, 6/15/06, MBIA	No Opt. Call	2,979,471
			Philadelphia, GO,
AAA	1,000		4.00%, 9/15/06, FSA	No Opt. Call	1,005,340
AAA	3,100		4.05%, 9/15/07, FSA	No Opt. Call	3,136,363
AAA	3,620		Pittsburgh Pub. Pkg. Auth. Pkg. Rev., 2.75%, 12/01/06, AMBAC	No Opt. Call	3,601,936

See Notes to Financial Statements.

BlackRock Municipal Target Term Trust (BMN) (continued)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			Pennsylvania—(cont’d)
			Pocono Mtn. Sch. Dist., GO,
AAA	$875		4.50%, 4/01/07, FSA	No Opt. Call	$887,495
AAA	3,025		4.50%, 10/01/07, FSA	No Opt. Call	3,084,169
AAA	2,375		Tpke. Comm., Ser. A, 4.125%, 12/01/06, FGIC	No Opt. Call	2,393,976

					23,491,774

			Rhode Island—1.1%
AAA	1,865		Providence GO, Ser. C, 3.75%, 1/15/07, FGIC	No Opt. Call	1,873,766
AAA	3,400		Rhode Island & Providence Plantations, GO, Ser. A, 4.00%, 12/01/06, FSA	No Opt. Call	3,423,086

					5,296,852

			Texas—15.3%
AAA	6,575		Austin Wtr. & Wstwtr. Sys., Ser. C, 3.75%, 11/15/06, FSA	No Opt. Call	6,603,075
AAA	1,095		Corpus Christi Bus. & Job Dev. Corp. Sales Tax Rev., 4.00%, 3/01/07, AMBAC	No Opt. Call	1,103,705
AAA	2,400		Corpus Christi Gen. Impvt., GO, Ser. A, 5.00%, 3/01/07, FSA	No Opt. Call	2,446,056
AAA	8,500		Cypress-Fairbanks Indpt. Sch. Dist., GO, Zero Coupon, 8/01/06, AMBAC	No Opt. Call	8,340,880
AAA	6,355		Dallas Rapid Transit, 3.70%, 12/01/06, AMBAC	No Opt. Call	6,380,738
AAA	2,280		Denton Util. Sys. Mult. Util. Impvt., 4.25%, 12/01/06, AMBAC	No Opt. Call	2,300,338
AAA	3,445		El Paso Cnty., GO, 4.00%, 2/15/07, FSA	No Opt. Call	3,472,112
AAA	1,000		Houston Area Wtr. Corp. Northeast Wtr. Purification Proj., 4.00%, 3/01/07, FGIC	No Opt. Call	1,007,950
AAA	15,000		Mun. Pwr. Agcy., Zero Coupon, 9/01/06, AMBAC	No Opt. Call	14,675,850
AAA	6,085		MuniMae Trust, Ser. 10, Cl. A, 4.40%, 7/25/08	No Opt. Call	6,075,568
AAA	2,915		Odessa Wtr. & Swr., 4.25%, 4/01/07, FSA	No Opt. Call	2,948,581
			Round Rock Indpt. Sch. Dist., GO,
AAA	2,465		Ser. A, 4.25%, 8/01/06	No Opt. Call	2,479,100
AAA	1,000		Ser. A, 4.25%, 8/01/07	No Opt. Call	1,013,960
AAA	8,115	[3]	San Antonio Elec. & Gas, Ser. B, Zero Coupon, 2/01/08,
			FGIC	ETM	7,547,437
AAA	1,000		Sugar Land, GO, 2.50%, 2/15/07, FGIC	No Opt. Call	987,400
AAA	3,000		Tech. Univ., Ser. 6, 4.25%, 2/15/07, AMBAC	No Opt. Call	3,031,740

					70,414,490

			Utah—5.7%
			Utah, GO,
AAA	5,950		Ser. B, 4.50%, 7/01/06	No Opt. Call	5,987,782
AAA	20,000		Ser. B, 4.50%, 7/01/07	No Opt. Call	20,372,200

					26,359,982

			Washington—10.1%
AAA	1,325		Benton Cnty. Pub. Util. Dist. Elec. Rev., 3.75%, 11/01/06, FSA	No Opt. Call	1,330,075
AAA	3,000		Clark Cnty. Pub. Util., Dist. No. 1 Elec. Rev., 4.00%, 1/01/07, AMBAC	No Opt. Call	3,019,980
			King Cnty.,
AAA	75	[3]	3.50%, 12/01/06, MBIA	ETM	75,185
AAA	2,015		3.50%, 12/01/06, MBIA	No Opt. Call	2,019,594
AAA	3,085		King Cnty. Swr. Rev., 3.50%, 1/01/07, FGIC	No Opt. Call	3,091,849
AAA	2,100		Kitsap Cnty., GO, Ser. B, 4.00%, 12/01/06, AMBAC	No Opt. Call	2,114,070
AAA	12,875		Pub. Pwr. Sply. Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/06, MBIA	No Opt. Call	12,666,940
			Seattle, GO,
AAA	1,700		Ser. E, Zero Coupon, 12/15/07, MBIA	No Opt. Call	1,590,299
AAA	1,345		Ser. E, Zero Coupon, 12/15/08, MBIA	No Opt. Call	1,203,197
			Snohomish Cnty. Pub. Util. Dist. Elec. Rev.,
AAA	5,620		4.125%, 12/01/06, FSA	No Opt. Call	5,662,375
AAA	1,250	[3]	6.55%, 1/01/07, FGIC	ETM	1,289,812
AAA	3,890		Tacoma Elec. Sys., Ser. A, 4.00%, 1/01/07, FSA	No Opt. Call	3,915,907
AAA	3,360	[4]	Thurston Cnty. Sch. Dist. No. 3, GO, 4.25%, 12/01/06, FSA	N/A	3,389,971
AAA	5,000		Washington, GO, Ser. B, 5.00%, 1/01/08, MBIA	No Opt. Call	5,158,400

					46,527,654

			West Virginia—1.7%
			Econ. Dev. Auth. Correctional Juvenile & Pub. Proj.,
AAA	1,000		4.00%, 6/01/06, MBIA	No Opt. Call	1,002,950
AAA	1,500		4.00%, 6/01/07, MBIA	No Opt. Call	1,512,825
AAA	5,300		West Virginia, GO, 4.00%, 6/01/06, FSA	No Opt. Call	5,316,059

					7,831,834

See Notes to Financial Statements.

BlackRock Municipal Target Term Trust (BMN) (continued)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			Wisconsin—1.7%
AAA	$1,380		Appleton Wtr. Wks., Ser. B, 4.00%, 1/01/07, FGIC	No Opt. Call	$1,389,715
AAA	5,000	[3]	Kenosha, GO, Ser. B, Zero Coupon, 10/15/08, FSA	ETM	4,543,050
AAA	1,275		Milwaukee, GO, Ser. W, 4.00%, 3/15/07, FSA	No Opt. Call	1,285,468
AAA	880		Wisconsin COP, Ser. A, 3.75%, 3/01/07, FSA	No Opt. Call	884,224

					8,102,457

			Total Long-Term Investments (cost $581,082,680)		587,708,356

			SHORT-TERM INVESTMENTS—3.3%
			Alaska—2.2%
A-1+	10,000	[5]	Valdez Marine Term. Rev., 2.46%, 1/05/06, FRWD	N/A	10,000,000

			Georgia—0.9%
F1+	4,370	[5]	De Kalb County Hsg. Auth., 4.50%, 1/03/06, FRWD	N/A	4,370,000

			Money Market Fund—0.2%
	900		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	900,000

			Total Short-Term Investments (cost $15,270,000)		15,270,000

			Total Investments—130.7% (cost $596,352,6806)		$602,978,356
			Other assets in excess of liabilities—1.6%		7,486,393
			Preferred shares at redemption value, including dividends payable—(32.3)%		(149,141,500)

			Net Assets Applicable to Common Shareholders—100%		$461,323,249

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by U.S. Treasury obligations.
[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

[6]

Cost for Federal income tax purposes is $596,210,172. The net unrealized appreciation on a tax basis is $6,768,184, consisting of $7,055,552 gross unrealized appreciation and $287,368 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PCR	—	Pollution Control Revenue
FRWD	—	Floating Rate Weekly Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005
BlackRock Strategic Municipal Trust (BSD)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			LONG-TERM INVESTMENTS—143.5%
			Alabama—9.5%
Baa3	$3,000		Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj., Ser. A, 6.70%, 11/01/29	11/09 @ 101	$3,233,640
AA	7,000		Pub. Sch. & Coll. Auth. Cap. Impvt., Ser. C, 5.75%, 7/01/18	07/09 @ 101.5	7,598,850

					10,832,490

			Arizona—1.9%
AA	1,275		Salt River Proj. Agricultural Impvt. & Pwr. Dist., Ser. A, 5.00%, 1/01/35	01/16 @ 100	1,338,393
			San. Luis Fac. Dev. Corp. Rev., Sr. Lien Proj. Regl. Detention Ctr.,
NR	210		6.25%, 5/01/15	05/10 @ 107	207,541
NR	210		7.00%, 5/01/20	05/10 @ 107	206,817
NR	420		7.25%, 5/01/27	05/10 @ 107	412,360

					2,165,111

			California—17.8%
AAA	5,000		California St., GO, 5.00%, 3/01/33	03/15 @ 100	5,204,650
A-	7,570		Golden St. Tobacco Sec. Corp., Ser. A, 5.00%, 6/01/45	06/15 @ 100	7,616,707
			Los Angeles Dept. of Wtr. & Pwr. Sys.,
AAA	2,055		5.00%, 7/01/31, FSA	07/15 @ 100	2,159,558
AAA	5,000		5.00%, 7/01/35, FSA	07/15 @ 100	5,250,450

					20,231,365

			Colorado—3.0%
AAA	10,000		Northwest Pkwy. Pub. Hwy. Auth., Ser. B, Zero Coupon, 6/15/30, FSA	06/11 @ 31.387	2,449,100
Baa2	440		Park Creek Met. Dist. Rev., Sr. Ltd. Ppty. Tax, 5.50%, 12/01/37	12/15 @ 101	455,237
AAA	445		Springs Co. Utils. Rev. Sub., Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	459,316

					3,363,653

			Connecticut—8.6%
			Mashantucket Western Pequot Tribe Spec. Rev.,
Baa3	1,500		Ser. A, 5.50%, 9/01/28	09/09 @ 101	1,548,345
Baa3	8,000	[3]	Ser. B, 5.75%, 9/01/27	09/07 @ 102	8,252,640

					9,800,985

			Florida—8.8%
NR	1,730		Arborwood Cmnty. Dev. Dist., Master Infrastructure Projs., Ser. B, 5.10%, 5/01/14	No Opt. Call	1,727,872
NR	3,300		Hillsborough Cnty. Ind. Dev. Auth., Nat. Gypsum Proj., Ser. A, 7.125%, 4/01/30	10/10 @ 101	3,618,846
BB+	2,045		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	2,299,644
AAA	645		Peace River/Manasota Regl. Wtr. Sply. Auth., 5.00%, 10/01/30, FSA	10/15 @ 100	677,953
AAA	1,630		Sumter Landing Cmnty. Dev. Dist., Ser B, 5.70%, 10/01/38	10/15 @ 100	1,639,095

					9,963,410

			Illinois—9.1%
NR	850	[3]	Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	863,872
AAA	520	[4]	Chicago Brd. of Ed. Sch. Reform, 5.75%, 12/01/07, AMBAC	N/A	553,597
AAA	1,755		Chicago O’Hare Intl. Arpt. Revgen Arpt. Third Lien Ser. A, 5.00%, 1/01/33, FGIC	01/16 @ 100	1,813,547
AA+	5,000		Edl. Fac. Auth. Rev., Northwestern Univ. Proj., 5.00%, 12/01/33	12/13 @ 100	5,171,300
BB+	295		Fin. Auth. Rev., Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	296,437
			Fin. Auth. Student Hsg., MJH Ed. Asst. Living Proj.,
Baa2	375		Ser. A, 5.125%, 6/01/35	06/14 @ 100	374,426
Baa3	300		Ser. B, 5.375%, 6/01/35	06/14 @ 100	299,535
AAA	1,000		O’Hare Intl. Arpt., Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	1,034,380

					10,407,094

			Kentucky—11.8%
AAA	32,345		Econ. Dev. Fin. Sys., Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/24, MBIA	No Opt. Call	13,444,846

			Michigan—1.9%
AAA	2,000	[4]	Hosp. Fin. Auth., Mercy Hlth. Svcs., 5.75%, 8/15/09, MBIA	N/A	2,172,520

			Missouri—2.0%
A	2,000	[4]	Hlth. & Edl. Facs. Auth., Hlth. Facs. Rev., St. Anthony’s Med. Ctr. Proj., 6.125%, 12/01/10	N/A	2,249,640

See Notes to Financial Statements.

BlackRock Strategic Municipal Trust (BSD) (continued)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			Multi-State—5.8%
Baa1	$2,000	[3]	Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/10	No Opt. Call	$2,266,180
A3	4,000	[3]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	4,300,640

					6,566,820

			New Jersey—0.6%
NR	645		Middlesex Cnty. Imprt. Auth., Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	642,504

			New York—15.1%
AA-	6,845		Liberty Dev. Corp. Rev. Proj., 5.25%, 10/01/35	No Opt. Call	7,767,295
Aa1	2,500		Mtg. Agcy. Homeowner Mtg., Ser. 85, 5.70%, 10/01/17	09/09 @ 100	2,602,475
B-	6,000		New York City Indl. Dev. Agcy., 7.75%, 8/01/31	08/16 @ 101	6,199,200
BBB	3,805		New York Cntys. Tobacco Trust III, Zero Coupon, 6/01/38	06/15 @ 26.186	574,517

					17,143,487

			Ohio—5.6%
AAA	6,265		Air Qual. Dev. Auth., 4.80%, 1/01/34, FGIC	07/15 @ 100	6,346,006

			Oklahoma—1.1%
B-	1,225		Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	1,281,117

			Pennsylvania—13.9%
AAA	7,000		Allegheny Cnty. San. Swr. Auth., Ser. A, 5.00%, 12/01/30, MBIA	12/15 @ 100	7,357,000
BB-	3,555		Econ. Dev. Fin. Auth. Exempt Facs. Rev., Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36	12/09 @ 103	3,800,508
			Econ. Dev. Fin. Auth., Amtrak Proj.,
A3	700		Ser. A, 6.125%, 11/01/21	05/11 @ 101	746,795
A3	1,000	[5]	Ser. A, 6.25%, 11/01/31	05/11 @ 101	1,069,250
A3	1,000		Ser. A, 6.50%, 11/01/16	05/11 @ 101	1,096,560
NR6	1,000		Ser. G, 5.125%, 12/01/15	No Opt. Call	998,610
AAA	720		Washington Cnty. Auth., Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	No Opt. Call	774,763

					15,843,486

			South Carolina—2.6%
BBB+	2,500		Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Palmetto Hlth. Alliance Proj., Ser. C, 7.00%, 8/01/30	08/13 @ 100	2,932,225

			Tennessee—1.9%
AAA	2,000		Memphis Shelby Cnty. Arpt. Auth., Ser. D, 6.00%, 3/01/24, AMBAC	03/10 @ 101	2,151,880

			Texas—18.5%
AAA	4,750		Harris Cnty. Houston Sports Auth., Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	791,445
AAA	5,000		Humble Indpt. Sch. Dist. Sch. Bldg., Ser. B, 5.00%, 2/15/30, FGIC	02/15 @ 100	5,207,700
AAA	4,865		Katy Indpt. Sch. Dist., Ser. B, 5.00%, 2/15/32	02/15 @ 100	5,052,303
AAA	4,060		La Joya Indpt. Sch. Dist., 5.00%, 2/15/34	02/14 @ 100	4,182,571
AAA	1,500		Lower Colorado River Auth., Ser. A, 5.50%, 5/15/21, AMBAC	05/09 @ 101	1,600,245
AAA	15,000		Tpke. Auth. Central Sys. Rev., Zero Coupon, 8/15/31, AMBAC	08/12 @ 32.807	3,625,800
AA+	500		Wtr. Fin. Asst., GO, 5.75%, 8/01/22	08/10 @ 100	543,175

					21,003,239

			Utah—3.7%
			Intermountain Pwr. Agcy.,
AAA	2,675		5.75%, 7/01/19, MBIA	07/07 @ 102	2,815,170
AAA	1,325	[4]	Ser. B, 5.75%, 7/01/07, MBIA	N/A	1,398,021

					4,213,191

			Wisconsin—0.3%
AAA	365		Pub. Pwr., Inc. Sys., Ser. A, 5.00%, 7/01/37, AMBAC	07/15 @ 100	378,969

			Total Long-Term Investments (cost $153,005,335)		163,134,038

See Notes to Financial Statements.

BlackRock Strategic Municipal Trust (BSD) (continued)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			SHORT-TERM INVESTMENTS—8.4%
			Delaware—3.9%
A-1	$4,400	[7]	St. Econ. Dev. Auth. Rev. Hosp., Ser. A, 2.98%, 1/04/06, AMBAC, FRWD	N/A	$4,400,000

			New York—3.5%
A-1+	4,000	[7]	Triborough Brdg. & Tunl. Auth. Rev., Ser. B2, 2.95%, 1/05/06, FRWD	N/A	4,000,000

	Shares (000)

			Money Market Funds—1.0%
	1,150		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	1,150,000

			Total Short-Term Investments (cost $9,550,000)		9,550,000

			Total Investments—151.9% (cost $162,555,3358)		$172,684,038
			Other assets in excess of liabilities—2.7%		3,016,890
			Preferred shares at redemption value, including dividends payable—(54.6)%		(62,017,068)

			Net Assets Applicable to Common Shareholders—100%		$113,683,860

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2005, the Trust held 13.8% of its net assets, with a current market value of $15,683,332, in securities restricted as to resale.

[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]

Security, or a portion thereof, pledged as collateral with a value of $1,069,250 on 200 short U.S. Treasury Note futures contracts expiring March 2006 and 75 short U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on December 31, 2005, was $30,445,313, with an unrealized loss of $261,052.

[6]	Security, is deemed to be of investment grade quality by the investment advisor.
[7]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

[8]

Cost for Federal income tax purposes is $162,517,062. The net unrealized appreciation on a tax basis is $10,166,976, consisting of $10,355,735 gross unrealized appreciation and $188,759 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRWD	—	Floating Rate Weekly Demand	PCR	—	Pollution Control Revenue
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005
BlackRock California Insured Municipal 2008 Term Trust (BFC)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			LONG-TERM INVESTMENTS—154.7%
			California—142.4%
AAA	$2,635		Alameda Cnty., COP, Ser. A, 3.80%, 12/01/08, MBIA	No Opt. Call	$2,676,264
			Anaheim Union High Sch. Dist., GO,
AAA	1,060		Ser. A, 3.50%, 8/01/08, FSA	No Opt. Call	1,066,996
AAA	1,250		Ser. A, 4.00%, 8/01/09, FSA	No Opt. Call	1,278,813
AAA	1,000		Burbank Elec. Rev., 3.50%, 6/01/09, MBIA	No Opt. Call	1,007,010
			California, GO,
AAA	2,000		5.00%, 6/01/09, MBIA	No Opt. Call	2,106,640
AAA	3,000		5.50%, 4/01/09, MBIA	No Opt. Call	3,204,810
AAA	3,000		5.50%, 2/01/10, MBIA	No Opt. Call	3,238,800
AAA	2,000		6.25%, 9/01/08, FGIC	No Opt. Call	2,147,140
AAA	15,000		6.30%, 9/01/08, MBIA	No Opt. Call	16,122,450
AAA	2,600		Castaic Lake Wtr. Agcy., COP, Wtr. Sys. Impvt.Proj., Ser. A, 7.25%, 8/01/10, MBIA	No Opt. Call	3,009,760
AAA	1,135		Chaffey Cmnty. Coll. Dist., GO, Ser. A, 3.75%, 7/01/09, FSA	No Opt. Call	1,152,445
			Chula Vista, COP,
AAA	1,000		Police Fac. Proj., 4.00%, 8/01/08, MBIA	No Opt. Call	1,018,840
AAA	1,000		Police Fac. Proj., 4.00%, 8/01/09, MBIA	No Opt. Call	1,023,050
AAA	5,500	[3]	Clovis Unified Sch. Dist., Ser. B, Zero Coupon, 8/01/08, FGIC	ETM	5,045,700
			Dept. of Wtr. Res. Pwr. Sply. Rev.,
AAA	10,000		Ser. A, 3.125%, 5/01/08, FSA	No Opt. Call	9,965,300
AAA	10,000		Ser. A, 3.375%, 5/01/09, MBIA	No Opt. Call	10,004,400
AAA	1,000		Dept. of Wtr. Res. Wtr. Rev., Central Valley Proj., Ser. Z, 4.00%, 12/01/09, FGIC	No Opt. Call	1,025,060
AAA	1,855		El Paso De Robles, GO, Ser. A, Zero Coupon, 8/01/09, FGIC	No Opt. Call	1,638,188
AAA	4,025		Elsinore Valley Mun. Wtr. Dist., COP, Ser. A, 6.00%, 7/01/09, FGIC	No Opt. Call	4,369,299
AAA	1,055		Glendale Unified Sch. Dist., Ser. D, 3.50%, 9/01/09, MBIA	No Opt. Call	1,061,815
AAA	2,000		Hlth. Facs. Fin. Auth. Sutter Hlth. Care Sys. Proj., 5.70%, 8/15/09, MBIA	08/06 @ 102	2,068,060
			Long Beach Bd. of Fin. Auth. Tax Alloc. Rev., Redev. Projs.,
AAA	1,245		3.50%, 8/01/08, AMBAC	No Opt. Call	1,250,154
AAA	1,120		3.75%, 8/01/09, AMBAC	No Opt. Call	1,132,678
AAA	4,405		Los Angeles Cnty. Met. Trans. Auth. Rev., Spl. Benefit Assmt. Dist A1, 3.75%, 9/01/08, AMBAC	No Opt. Call	4,462,705
AAA	9,835		Los Angeles Cnty. Sanitation Dists. Fin. Auth. Rev., Ser. A, 4.00%, 10/01/09, FSA	No Opt. Call	10,071,433
			Los Angeles Cnty., Asset Leasing Corp. Rev.,
AAA	8,090		6.00%, 12/01/08, AMBAC	No Opt. Call	8,694,808
AAA	8,600		6.05%, 12/01/09, AMBAC	No Opt. Call	9,439,790
AAA	2,910		Los Angeles Cnty., Asset Leasing Corp. Rev. Proj., 5.95%, 12/01/07, AMBAC	No Opt. Call	3,053,929
AAA	6,000		Los Angeles Dept. of Arpts. Arpt. Rev., LA Intl. Arpt. Proj., Ser. B, 5.00%, 5/15/09, MBIA	No Opt. Call	6,319,800
AAA	3,860		Los Angeles Sanitation Equip., Ser. A, 3.625%, 2/01/09, FSA	No Opt. Call	3,900,800
			Los Angeles Unified Sch. Dist.,
AAA	2,660		Ser. B, 3.00%, 10/01/08, FSA	No Opt. Call	2,631,405
AAA	7,500		Ser. F, 3.00%, 7/01/09, FSA	No Opt. Call	7,400,025
AAA	13,110		Los Angeles, GO, Ser. A, 3.50%, 9/01/09, MBIA	No Opt. Call	13,194,691
AAA	1,000		Mount Diablo Unified Sch. Dist., GO, 3.50%, 8/01/08, FSA	No Opt. Call	1,006,600
AAA	1,000		Orange Cnty. Local Trans. Auth. Sales Tax Rev., 6.00%, 2/15/09, MBIA	No Opt. Call	1,078,860
AAA	2,495	[3]	Pasadena Unified Sch. Dist., Ser. C, 3.50%, 11/01/08, FSA	ETM	2,514,960
AAA	2,100		Pub. Wks. Brd. Energy Efficiency Proj., Ser. A, 5.625%, 10/01/08, AMBAC	01/06 @ 102	2,149,896
AAA	3,345	[3]	Sacramento City Fin. Auth., City Hall & Redev. Projs., Ser. A, 3.50%, 12/01/08, FSA	ETM	3,372,563
AAA	1,000		Sacramento City Unified Sch. Dist., 3.50%, 7/01/09, FGIC	No Opt. Call	1,007,190
			Sacramento Mun. Util. Dist. Elec. Rev.,
AAA	825	[3]	Ser. C, 5.75%, 11/15/07, MBIA	ETM	826,320
AAA	3,750	[3]	Ser. C, 5.75%, 11/15/08, FGIC	ETM	3,756,000
AAA	3,950	[3]	Ser. C, 5.75%, 11/15/09, MBIA	ETM	3,956,320
AAA	5,000	[3]	San Bernardino Cnty. Trans. Auth., Sales Tax Rev., 6.00%, 3/01/10, FGIC	ETM	5,311,200
			San Diego Cnty. Regl. Trans. Comm. Sales Tax Rev.,
AAA	7,830	[3]	Ser. A, 6.00%, 4/01/08, MBIA	ETM	8,160,817
AAA	2,500	[3]	Ser. A, 6.00%, 4/01/08, FGIC	ETM	2,605,625
			San Diego Cnty., COP,
AAA	2,360		5.00%, 2/01/09, AMBAC	No Opt. Call	2,475,546
AAA	11,000		5.625%, 9/01/12, AMBAC	No Opt. Call	11,893,750

See Notes to Financial Statements.

BlackRock California Insured Municipal 2008 Term Trust (BFC) (continued)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			California—(cont’d)
AAA	$12,725		San Diego Pub. Facs. Fin. Auth. Wtr. Rev., 3.00%, 8/01/09, MBIA	No Opt. Call	$12,533,234
AAA	1,250		San Francisco City & Cnty., GO, 4.00%, 6/15/09, FSA	No Opt. Call	1,281,113
AAA	1,000	[3]	San Jose Redev. Agcy., 4.00%, 8/01/09, MBIA	ETM	1,025,080
AAA	1,000		San Mateo Cnty. Cmnty. Coll. Dist., GO, Ser. A, 3.30%, 9/01/08, FGIC	No Opt. Call	1,001,740
			Santa Ana Unified Sch. Dist., GO,
AAA	1,000		Ser. B, Zero Coupon, 8/01/08, FGIC	No Opt. Call	916,470
AAA	2,000		Ser. B, Zero Coupon, 8/01/09, FGIC	No Opt. Call	1,766,240
AAA	4,030		Santa Barbara Cnty. Local Transp. Auth. Sales Tax Rev., 3.00%, 3/15/09, FSA	No Opt. Call	3,983,736
AAA	4,620		Santa Clara Valley Wtr. Dist., COP, 4.00%, 2/01/09, FGIC	No Opt. Call	4,719,099
AAA	2,470		Santa Clara, COP, Ser. B, 3.50%, 2/01/09, AMBAC	No Opt. Call	2,487,142
AAA	4,665		So. Coast Air Qual. Mgmt. Dist. Bldg. Corp., 4.00%, 8/01/09, AMBAC	No Opt. Call	4,772,528
			Univ. of California,
AAA	2,500		Ser. A, 5.00%, 5/15/09, AMBAC	No Opt. Call	2,637,325
AAA	2,000	[4]	Ser. F, 5.00%, 9/01/06, FGIC	N/A	2,043,720

					235,066,132

			Puerto Rico—12.3%
			Elec. Pwr. Auth.,
AAA	5,280		Ser. DD, 5.00%, 7/01/09, FSA	07/08 @ 101.5	5,561,899
AAA	7,000		Ser. DD, 5.00%, 7/01/10, FSA	07/08 @ 101.5	7,356,510
AAA	3,000		Ser. KK, 4.50%, 7/01/09, XLCA	No Opt. Call	3,109,710
AAA	4,000		Mun. Fin. Agcy., Ser. A, 5.625%, 8/01/10, FSA	08/09 @ 101	4,328,120

					20,356,239

			Total Long-Term Investments (cost $248,891,931)		255,422,371

			SHORT-TERM INVESTMENTS—6.5%
			California—6.4%
A-1+	5,000	[5]	Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. B-2,
			3.75%, 1/05/06, FRWD	N/A	5,000,000
A-1+	1,500	[5]	Orange Cnty. Sanitation Dist., COP, Ser. A,
			3.62%, 1/05/06, FRWD	N/A	1,500,000
A-1+	4,100	[5]	Vacaville Multi-Fam. Mtg. Quail Run Proj., Ser. A, 3.34%, 1/04/06, FRWD	N/A	4,100,000

					10,600,000

	Shares (000)

			Money Market Fund—0.1%
	150		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	150,000

			Total Short-Term Investments (cost $10,750,000)		10,750,000

			Total Investments—161.2% (cost $259,641,9316)		$266,172,371
			Other assets in excess of liabilities—2.2%		3,555,969
			Preferred shares at redemption value, including dividends payable—(63.4)%		(104,631,271)

			Net Assets Applicable to Common Shareholders—100%		$165,097,069

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by U.S. Treasury obligations.
[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

[6]

Cost for Federal income tax purposes is $258,920,210. The net unrealized appreciation on a tax basis is $7,252,161, consisting of $8,114,079 gross unrealized appreciation and $861,918 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 96.0% of the Trust’s managed assets. The Trust had the following insurance concentrations:

AMBAC	—	20.4%	MBIA	—	35.2%
FGIC	—	14.0%	XLCA	—	1.2%
FSA	—	25.1%	Other	—	0.1%

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005
BlackRock California Municipal 2018 Term Trust (BJZ)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			LONG-TERM INVESTMENTS—141.8%
			California—111.4%
BBB+	$2,100		ABAG Fin. Auth. for Nonprofit Corps., San Diego Hosp. Assoc. Proj., Ser. C, 5.375%, 3/01/21	03/14 @ 100	$2,192,085
			California, GO,
A	5,000		5.00%, 11/01/20	11/11 @ 100	5,217,550
AAA	6,500		Ser. BZ, 5.35%, 12/01/21, MBIA	06/07 @ 101	6,572,670
AAA	7,500		Clovis Unified Sch. Dist., Cap. Apprec. Election 2004, Ser. A, Zero Coupon, 8/01/21, FGIC	No Opt. Call	3,682,725
A	6,500	[3,4]	Dept. of Wtr. Res. Pwr. Sply. Rev., Ser. A, 5.125%, 5/01/12	N/A	7,123,025
AAA	3,395		Fontana Pub. Fin. Auth. Tax Alloc. Rev., Fontana Redev. Proj., Ser. A, 5.25%, 9/01/18, FSA	09/11 @ 101	3,661,677
BBB	20,000		Foothill/Eastn. Transp. Corridor Agcy. Toll Rd. Rev., Zero Coupon, 1/15/21	01/10 @ 53.346	8,391,200
			Hlth. Fac. Fin. Auth., Adventist Hlth. Sys. Proj.,
A	1,075		Ser. A, 5.00%, 3/01/18	03/13 @ 100	1,123,558
A	1,000		Ser. A, 5.00%, 3/01/19	03/13 @ 100	1,040,170
A	2,060		Ser. A, 5.00%, 3/01/20	03/13 @ 100	2,132,491
A	1,355		Ser. A, 5.00%, 3/01/24	03/13 @ 100	1,390,975
			Infrastructure & Econ. Dev.,
A	1,985		J. David Gladstone Inst. Proj., 5.50%, 10/01/20	10/11 @ 101	2,118,332
A+	6,500		Kaiser Hosp. Asst. LLC Proj., Ser. A, 5.55%, 8/01/31	08/11 @ 102	6,886,555
			Lathrop Fin. Auth., Wtr. Sply. Proj.,
NR	995		5.80%, 6/01/21	06/13 @ 100	1,051,237
NR	1,040		5.85%, 6/01/22	06/13 @ 100	1,100,060
NR	1,000		5.90%, 6/01/23	06/13 @ 100	1,058,980
AAA	5,000		Long Beach Harbor Dept., Ser. A, 5.25%, 5/15/18, FGIC	05/10 @ 101	5,299,950
			Los Angeles Cnty. Pub. Wks., Regl. Park Proj.,
AA	3,220	[3]	Ser. A, 5.00%, 10/01/07	N/A	3,350,378
AA	1,780		Ser. A, 5.00%, 10/01/19	10/07 @ 101	1,838,277
AAA	10,025		Los Angeles Habor Dept., Ser. B, 5.50%, 8/01/21, AMBAC	08/11 @ 100	10,732,966
			Poll. Ctrl. Fin. Auth. Sld. Wst. Disp. Rev., Republic Svcs., Inc. Proj.,
BBB+	2,500		Ser. B, 5.25%, 6/01/23	No Opt. Call	2,645,225
BBB+	2,500		Ser. C, 5.25%, 6/01/23	No Opt. Call	2,645,225
A2	3,100		Poll. Ctrl. Fin. Auth., PCR, San Diego Gas & Elec. Proj., Ser. A, 5.90%, 6/01/14	No Opt. Call	3,479,192
			Pub. Wks. Brd.,
A-	2,020		California Cmnty. Coll. Proj., Ser. A, 5.00%, 12/01/17	12/08 @ 101	2,097,326
A2	2,415		California St. Univ. Proj., Ser. A, 5.00%, 10/01/17	10/08 @ 101	2,510,079
AAA	5,000		Riverside Unified Sch. Dist., Ser. A, 5.25%, 2/01/23, FGIC	02/12 @ 101	5,373,150
			San Bernardino Cnty. Spl. Tax, Cmnty. Facs.,
NR	105		5.35%, 9/01/17	09/12 @ 102	109,538
NR	245		5.50%, 9/01/18	09/12 @ 102	257,287
NR	500		5.60%, 9/01/19	09/12 @ 102	526,775
NR	355		5.70%, 9/01/20	09/12 @ 102	375,210
AAA	2,980		San Diego Cnty., COP, 5.25%, 11/01/19, AMBAC	11/11 @ 100	3,195,573
AAA	2,135	[3]	Santa Clara Valley Transp. Auth. Sales Tax Rev., Ser. A, 5.00%, 6/01/11, MBIA	N/A	2,300,121
BBB+	5,000		Statewide Cmntys. Dev. Daughters of Charity Hlth. Proj., Ser. A, 5.25%, 7/01/24	07/15 @ 100	5,193,050
AAA	4,590		Stockton East Wtr. Dist., COP, Ser. B, 0.01%, 4/01/19, FGIC	04/12 @ 66.427	2,277,650

					108,950,262

			Multi-State—9.9%
A3	4,000	[5]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	06/09 @ 100	4,295,400
A3	5,000	[5]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	5,375,800

					9,671,200

			Puerto Rico—13.4%
BBB	4,410		Pub. Bldgs. Auth. Gov’t. Facs., Ser. C, 5.75%, 7/01/19	No Opt. Call	5,020,476
Aaa	7,500	[3]	Pub. Fin. Corp., Ser. E, 5.70%, 2/01/10	N/A	8,138,775

					13,159,251

See Notes to Financial Statements.

BlackRock California Municipal 2018 Term Trust (BJZ) (continued)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			Trust Territories—4.1%
A	$4,000	[5]	San Manuel Entertainment Auth., 2004 Gaming Proj., Ser.C, 4.50%, 12/01/16	12/13 @ 102	$3,996,200

			U.S. Virgin Islands—3.0%
			Pub. Fin. Auth.,
BBB	960		Sen. Lein Matching Fund Loan, Ser. A, 5.25%, 10/01/23	10/14 @ 100	1,003,008
BBB	360		Sen. Lien Matching Fund Loan, Ser. A, 5.25%, 10/01/17	10/14 @ 100	381,442
BBB	455		Sen. Lien Matching Fund Loan, Ser. A, 5.25%, 10/01/19	10/14 @ 100	480,748
BBB	460		Sen. Lien Matching Fund Loan, Ser. A, 5.25%, 10/01/21	10/14 @ 100	483,313
BBB	315		Sen. Lien Matching Fund Loan, Ser. A, 5.25%, 10/01/22	10/14 @ 100	330,035
BBB	300		Sen. Lien Matching Fund Loan, Ser. A, 5.25%, 10/01/24	10/14 @ 100	312,783

					2,991,329

			Total Long-Term Investments (cost $132,898,272)		138,768,242

			SHORT-TERM INVESTMENTS—14.9%
			California—10.8%
A-1+	4,000	[6]	California St. Econ., 3.70%, 1/05/06, FRWD	N/A	4,000,000
A-1+	1,700	[6]	Econ. Recovery, Ser. C-5, 2.45%, 1/05/06, FRWD	N/A	1,700,000
A-1+	2,350	[6]	Newport Beach Rev., Hoag Mem. Presbyterian Hosp. Proj., 2.45%, 1/05/06, FRWD	N/A	2,350,000
A-1	2,500	[6]	Riverside Unified Sch. Dist., 3.40%, 1/03/06, FRWD	N/A	2,500,000

					10,550,000

			Pennsylvania—1.7%
A-1+	1,700	[6]	Delaware Cnty. Poll. Ctrl Exelon Rmkt, 2.61%, 1/05/06, FRWD	N/A	1,700,000

	Shares
	(000)

			Money Market Funds—2.4%
	2,300		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	2,300,000

			Total Short-Term Investments (cost $14,550,000)		14,550,000

			Total Investments—156.7% (cost $147,448,2727)		$153,318,242
			Other assets in excess of liabilities—0.1%		55,370
			Preferred shares at redemption value, including dividends payable—(56.8)%		(55,550,098)

			Net Assets Applicable to Common Shareholders—100%		$97,823,514

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

Security, or a portion thereof, pledged as collateral with a value of $767,095 on 169 short U.S. Treasury Note futures contracts expiring March 2006 and 63 short U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on December 31, 2005, was $25,683,469, with an unrealized loss of $219,817.

[5]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2005, the Trust held 14.0% of its net assets, with a current market value of $13,667,400, in securities restricted as to resale.

[6]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

[7]

Cost for Federal income tax purposes is $147,447,420. The net unrealized appreciation on a tax basis is $5,870,822, consisting of $5,928,987 gross unrealized appreciation and $58,165 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand	PCR	—	Pollution Control Revenue
FRWD	—	Floating Rate Weekly Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005
BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			LONG-TERM INVESTMENTS—138.7%
			Florida—120.5%
AAA	$1,500		Alachua Cnty. Sch. Dist., GO, 4.25%, 1/01/09, FSA	No Opt. Call	$1,539,375
AAA	4,190		Brd. of Ed. Lottery Rev., Ser. A, 5.00%, 7/01/08, FGIC	No Opt. Call	4,358,857
AAA	8,720		Brd. of Ed., GO, 3.50%, 1/01/09, FSA	No Opt. Call	8,764,297
AAA	1,765		Collier Cnty. Sch. Brd., COP, Ser. A, 3.50%, 2/15/09, FSA	No Opt. Call	1,767,541
			Dade Cnty., GO,
AAA	5,000		Ser. A, Zero Coupon, 2/01/08, MBIA	02/06 @ 92.852	4,630,950
AAA	905	[3]	Ser. B, Zero Coupon, 10/01/08, AMBAC	ETM	823,396
AAA	1,095		Ser. B, Zero Coupon, 10/01/08, AMBAC	No Opt. Call	991,720
AAA	1,515		Delray Beach, Decade of Excellence Prog. Proj., 3.50%, 2/01/09, FSA	No Opt. Call	1,522,878
			Dept. of Env. Protection Presvtn.,
AAA	5,905		Ser. B, 4.00%, 7/01/08, FGIC	No Opt. Call	6,002,964
AAA	6,140		Ser. B, 4.00%, 7/01/09, FGIC	No Opt. Call	6,266,300
			Div. of Bond Fin. Dept. Gen. Svc. Rev.,
AAA	8,000		Dept. of Env. Presvtn. Proj., Ser. B, 5.25%, 7/01/10, FSA	07/08 @ 101	8,427,840
AAA	2,000		Nat. Res. & Presvtn. Proj., Ser. A, 5.00%, 7/01/11, AMBAC	07/07 @ 101	2,065,680
			Escambia Cnty. Util. Sys.,
AAA	1,595		Ser. B, 6.125%, 1/01/09, FGIC	No Opt. Call	1,672,964
AAA	5,235		Ser. B, 6.25%, 1/01/12, FGIC	No Opt. Call	5,952,195
AAA	5,060		Ser. B, 6.25%, 1/01/13, FGIC	No Opt. Call	5,831,397
AAA	6,000		Greater Orlando Aviation Auth., Orlando Arpt. Facs. Rev. Proj., Ser. C, 3.50%, 10/01/08, MBIA	No Opt. Call	6,023,160
AAA	3,000		Hillsborough Cnty. Sch. Dist. Sales Tax Rev., 4.00%, 10/01/09, AMBAC	No Opt. Call	3,065,760
AAA	10,000		Hillsborough Cnty. Util., 4.50%, 8/01/08, AMBAC	No Opt. Call	10,293,400
			Indian River Cnty. Sch. Dist., GO,
AAA	950		3.25%, 4/01/08, FSA	No Opt. Call	948,955
AAA	1,000		3.25%, 4/01/09, FSA	No Opt. Call	997,830
AAA	1,100		Jacksonville Beach Utils., 3.10%, 4/01/09, AMBAC	No Opt. Call	1,092,586
AAA	5,895		Jacksonville Excise Tax, 4.25%, 10/01/08, AMBAC	No Opt. Call	6,040,253
			Jacksonville Sales Tax,
AAA	1,155		3.125%, 10/01/08, FGIC	No Opt. Call	1,149,710
AAA	1,000		3.375%, 10/01/09, FGIC	No Opt. Call	1,000,140
AAA	2,000		4.10%, 10/01/08, AMBAC	No Opt. Call	2,041,480
AAA	825		Lake Cnty. Sch. Brd., COP, 3.50%, 7/01/09, AMBAC	No Opt. Call	827,689
AAA	2,000		Lakeland Elec. & Wtr., 5.90%, 10/01/08, FSA	No Opt. Call	2,135,000
AAA	3,000		Lee Cnty. Arprt., 4.25%, 10/01/09, FSA	No Opt. Call	3,086,550
AAA	2,000		Miami Dade Cnty. Edl. Fac., Ser. A, 4.875%, 4/01/09, AMBAC	No Opt. Call	2,094,660
			Miami Dade Cnty. Pub. Svc. Tax Rev. Pub. Impvt.,
AAA	1,535		3.40%, 4/01/08, AMBAC	No Opt. Call	1,538,239
AAA	1,595		3.625%, 4/01/09, AMBAC	No Opt. Call	1,609,770
AAA	4,775		Miami Dade Cnty. Sch. Brd., 5.25%, 8/01/11, FSA	08/08 @ 101	5,024,780
			Miami, GO,
AAA	1,345		5.90%, 12/01/08, FGIC	No Opt. Call	1,441,087
AAA	1,000		6.00%, 12/01/09, FGIC	No Opt. Call	1,095,450
AAA	1,090		Mun. Loan Council, Ser. C, 3.50%, 11/01/08, MBIA	No Opt. Call	1,095,788
AAA	4,895		Orange Cnty. Sales Tax Rev., Ser. A, 3.25%, 1/01/09, FGIC	No Opt. Call	4,885,308
			Orange Cnty. Tourist Dev. Tax Rev.,
AAA	5,340		Ser. A, 4.00%, 10/01/09, AMBAC	No Opt. Call	5,447,601
AAA	1,005	[3]	Ser. A, 5.85%, 10/01/08, MBIA	ETM	1,072,074
AAA	495		Ser. A, 5.85%, 10/01/08, MBIA	No Opt. Call	527,101
AAA	5,130		Orange Cnty. Tourist Dev. Tax. Rev., Ser. A, 4.00%, 10/01/08, AMBAC	No Opt. Call	5,216,338
			Orlando Wstwtr. Sys.,
AAA	1,100		Ser. A, 3.25%, 10/01/08, AMBAC	No Opt. Call	1,098,537
AAA	1,280		Ser. A, 3.50%, 10/01/09, AMBAC	No Opt. Call	1,285,747
			Osceola Cnty.,
AAA	1,810		3.75%, 10/01/08, AMBAC	No Opt. Call	1,831,086
AAA	1,535		3.875%, 10/01/09, AMBAC	No Opt. Call	1,561,955

See Notes to Financial Statements.

BlackRock Florida Insured Municipal 2008 Term Trust (BRF) (continued)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			Florida—(cont’d)
			Osceola Cnty. Gas Tax,
AAA	$640		3.10%, 4/01/08, FGIC	No Opt. Call	$637,242
AAA	535		3.30%, 4/01/09, FGIC	No Opt. Call	534,658
AAA	850		Palm Beach Cnty. Sch. Brd., COP, Ser. D, 3.30%, 8/01/09, FSA	No Opt. Call	847,152
AAA	7,085		Pasco Cnty. Sld. Wst. Disp. & Res. Rec. Sys., 6.00%, 4/01/09, FGIC	01/06 @ 100	7,105,688
			Polk Cnty. Sch. Brd., COP,
AAA	2,000		Ser. A, 3.20%, 1/01/08, FSA	No Opt. Call	1,995,040
AAA	2,000		Ser. A, 3.375%, 1/01/09, FSA	No Opt. Call	2,001,400
AAA	1,020		Sebring Wtr. & Wstwtr., 3.625%, 1/01/09, FGIC	No Opt. Call	1,028,782
AAA	2,000		Seminole Cnty. Wtr. & Swr., 6.00%, 10/01/09, MBIA	No Opt. Call	2,183,200
AAA	1,000		So. Florida Wtr. Mgmt. Dist., 3.30%, 10/01/09, AMBAC	No Opt. Call	997,530
AAA	500		St. Petersburg Hlth. Facs. Auth., All Children’s Hosp. Proj., 3.10%, 11/15/08, AMBAC	No Opt. Call	494,350
AAA	1,370		Vlg. Ctr. Cmnty. Dev. Dist. Rec., Ser. A, 5.50%, 11/01/08, MBIA	No Opt. Call	1,450,515
AAA	2,370		Volusia Cnty. Sales Tax Rev., Ser. B, 4.00%, 10/01/08, MBIA	No Opt. Call	2,413,015

					157,834,960

			Puerto Rico—18.2%
			Mun. Fin. Agcy.,
AAA	10,000		Ser. A, 3.50%, 8/01/08, FSA	No Opt. Call	10,046,300
AAA	12,000		Ser. A, 3.75%, 8/01/09, FSA	No Opt. Call	12,168,240
AAA	1,500		Ser. A, 5.625%, 8/01/10, FSA	08/09 @ 101	1,623,045

					23,837,585

			Total Long-Term Investments (cost $178,595,364)		181,672,545

			SHORT-TERM INVESTMENTS—23.6%
			Florida—16.8%
A-1+	6,000	[4]	Highlands Cnty. Hlth. Facs. Auth., Adventist Hlth. Sys. Proj., Ser. B,
			3.55%, 1/05/06, FGIC, FRWD	N/A	6,000,000
A-1+	4,410	[4]	Jacksonville Hlth. Facs. Hosp., Variable Baptist Med. Ctr. Proj., 3.70%, 1/05/06, FRWD	N/A	4,410,000
VMIG1	1,655	[4]	Orange Cnty. Sch. Brd., COP, Ser. B, 3.70%, 1/05/06, AMBAC, FRWD	N/A	1,655,000
A-1	6,000	[4]	Orlando & Orange Cnty. Expwy. Auth. Rev., Ser. D, 3.33%, 1/05/06, FSA, FRWD	N/A	6,000,000
A-1+	2,900	[4]	Palm Beach Cnty. Sch. Brd., COP, Ser. B, 3.37%, 1/05/06, AMBAC, FRWD	N/A	2,900,000
A-1+	1,000	[4]	Pinellas Cnty. Hlth. Fac. Auth., 3.46%, 1/05/06, AMBAC, FRWD	N/A	1,000,000

					21,965,000

			Puerto Rico—5.4%
A-1	6,000	[4]	Gov’t. Dev. Bank, 2.68%, 1/04/06, MBIA, FRWD	N/A	6,000,000
A-1	1,000	[4]	Hwy. & Transp. Auth. Transp. Rev., Ser. A, 3.34%, 1/04/06, AMBAC, FRWD	N/A	1,000,000

					7,000,000

	Shares
	(000)

			Money Market Fund—1.4%
	1,850		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	1,850,000

			Total Short-Term Investments (cost $30,815,000)		30,815,000

			Total Investments—162.3% (cost $209,410,3645)		$212,487,545
			Other assets in excess of liabilities—2.0%		2,641,731
			Preferred shares at redemption value, including dividends payable—(64.3)%		(84,155,761)

			Net Assets Applicable to Common Shareholders—100%		$130,973,515

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by U.S. Treasury obligations.
[4]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

[5]

Cost for Federal income tax purposes is $209,382,226. The net unrealized appreciation on a tax basis is $3,105,319, consisting of $3,210,359 gross unrealized appreciation and $105,040 gross unrealized depreciation.

See Notes to Financial Statements.

BlackRock Florida Insured Municipal 2008 Term Trust (BRF) (continued)

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 98.1% of the Trust’s managed assets. The Trust had the following insurance concentrations:

AMBAC	—	26.0%
FGIC	—	26.2%
FSA	—	33.1%
MBIA	—	11.9%
Other	—	0.9%

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FRWD	—	Floating Rate Weekly Demand
COP	—	Certificate of Participation	FSA	—	Financial Security Assurance
ETM	—	Escrowed to Maturity	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005
BlackRock Florida Municipal 2020 Term Trust (BFO)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			LONG-TERM INVESTMENTS—147.3%
			Florida—125.4%
NR	$380		Brandy Creek Cmnty. Dev. Dist. Spl. Assmt., Ser. B, 5.40%, 5/01/09	No Opt. Call	$382,721
AAA	6,150	[3]	Brd. of Ed., GO, Ser. J, 5.00%, 6/01/24, AMBAC	06/13 @ 101	6,468,508
NR	4,785		Crossings at Fleming Island Cmnty. Dev. Dist., 6.75%, 10/01/25	10/09 @ 102	4,960,992
AAA	1,095		Deltona Util. Sys., 5.00%, 10/01/23, MBIA	10/13 @ 100	1,155,258
BBB	4,000		Escambia Cnty. Env. Impvt., 5.75%, 11/01/27	11/13 @ 100	4,082,920
AAA	566		Escambia Cnty. Hlth. Facs. Auth., 5.95%, 7/01/20, AMBAC	No Opt. Call	609,789
BBB+	1,955		Hillsborough Cnty. Ind. Dev. Auth., PCR, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	2,048,899
AAA	1,000		Hillsborough Cnty. Sch. Brd., 5.00%, 7/01/27, MBIA	07/13 @ 100	1,043,110
AA	1,000		Lakeland Wtr. & Wstwtr., 5.00%, 10/01/27	10/12 @ 100	1,042,890
AAA	3,000		Lee Cnty. Transp. Fac., Ser. B, 5.00%, 10/01/22, AMBAC	10/14 @ 100	3,189,660
			Marco Island Util. Sys.,
AAA	2,000		5.00%, 10/01/22, MBIA	10/13 @ 100	2,114,140
AAA	1,375		5.00%, 10/01/23, MBIA	10/13 @ 100	1,450,666
AAA	1,000		5.25%, 10/01/21, MBIA	10/13 @ 100	1,079,670
BB+	2,500		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	2,811,300
			Miami Dade Cnty.,
AAA	10,000		Ser. A, Zero Coupon, 10/01/20, MBIA	04/08 @ 52.398	4,769,000
AAA	7,560		Ser. B, Zero Coupon, 10/01/32, MBIA	04/08 @ 26.494	1,783,026
AAA	4,695		Miami Dade Cnty. Edl. Facs. Auth. Rev., Univ. Miami Proj., Ser. A, 5.00%, 4/01/24, AMBAC	04/14 @ 100	4,954,023
AAA	5,365		Miami Dade Cnty., Spec. Oblig. Rev., Ser. A, Zero Coupon, 10/01/19, MBIA	04/08 @ 55.413	2,711,847
AAA	4,000		Mun. Loan Council, Ser. A, Zero Coupon, 4/01/20, MBIA	No Opt. Call	2,107,880
NR	3,740		No. Palm Beach Cnty. Impvt. Dist., Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj., 6.10%, 8/01/21	08/11 @ 101	3,901,044
A+	4,450		Orange Cnty. Hlth. Facs. Auth., Hosp. Adventist Hlth. Sys. Proj., 5.625%, 11/15/32	11/12 @ 101	4,748,061
AAA	6,500		Palm Beach Cnty. Sch. Brd., COP, Ser. D, 5.00%, 8/01/28, FSA	08/12 @ 100	6,757,920
			Palm Coast Util. Sys.,
AAA	1,770		5.00%, 10/01/22, MBIA	10/13 @ 100	1,871,014
AAA	1,485		5.00%, 10/01/23, MBIA	10/13 @ 100	1,566,720
AAA	1,500		5.00%, 10/01/24, MBIA	10/13 @ 100	1,581,540
AAA	2,760		Polk Cnty. Util. Sys., 5.00%, 10/01/23, FGIC	10/13 @ 100	2,911,883
NR	4,765		Sterling Hill Cmnty. Dev. Dist., 6.10%, 5/01/23	05/13 @ 101	4,931,870
NR	2,765		Stevens Plantation Impvt. Proj., 6.375%, 5/01/13	No Opt. Call	2,850,743
NR	1,220		Sumter Cnty. Indl. Dev. Auth., No. Sumter Util. Co. LLC Proj., 6.80%, 10/01/32	10/09 @ 100	1,277,962
			Tohopekaliga Wtr. Auth.,
AAA	3,630		Ser. A, 5.00%, 10/01/21, FSA	10/13 @ 100	3,839,633
AAA	3,810		Ser. A, 5.00%, 10/01/22, FSA	10/13 @ 100	4,022,255
AAA	2,000		Ser. A, 5.00%, 10/01/23, FSA	10/13 @ 100	2,110,060
AAA	1,975		Ser. B, 5.00%, 10/01/22, FSA	10/13 @ 100	2,085,027
AAA	1,180		Ser. B, 5.00%, 10/01/23, FSA	10/13 @ 100	1,244,935
NR	1,812		Vlg. Cmnty. Dev. Dist., No. 5, Spl. Assmt. Rev., Ser. A, 6.00%, 5/01/22	05/13 @ 101	1,894,265
			Vlg. Ctr. Cmnty. Dev. Dist.,
AAA	5,000		5.25%, 10/01/23, MBIA	10/13 @ 101	5,424,600
NR4	2,000		Ser. B, 6.35%, 1/01/18	01/14 @ 100	2,124,960

					103,910,791

			Puerto Rico—21.9%
			Children’s Trust Fund Tobacco Settlement Rev.,
BBB	2,015		5.50%, 5/15/39	05/12 @ 100	2,043,633
BBB	10,500		5.625%, 5/15/43	05/12 @ 100	10,690,995
			Pub. Fin. Corp.,
Aaa	3,740	[5]	Ser. E, 5.50%, 2/01/12	N/A	4,111,531
BBB-	1,260		Ser. E, 5.50%, 8/01/29	02/12 @ 100	1,318,754

					18,164,913

			Total Long-Term Investments (cost $116,721,825)		122,075,704

			SHORT-TERM INVESTMENTS—9.9%
			Florida—5.0%
A-1+	670	[6]	Jacksonville Hlth. Facs. Hosp., Variable Baptist Med. Ctr. Proj., 3.70%, 1/05/06, FRWD	N/A	670,000
A-1+	3,500	[6]	Pinellas Cnty. Hlth. Fac. Auth., 3.46%, 1/05/06, AMBAC, FRWD	N/A	3,500,000

					4,170,000

See Notes to Financial Statements.

BlackRock Florida Municipal 2020 Term Trust (BFO) (continued)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			Puerto Rico—1.5%
A-1	$300	[6]	Gov’t. Dev. Bank, 2.68%, 1/04/06, MBIA, FRWD	N/A	$300,000
A-1	950	[6]	Hwy. & Transp. Auth. Transp. Rev., Ser. A, 3.34%, 1/04/06, AMBAC, FRWD	N/A	950,000

					1,250,000

	Shares (000)

			Money Market Funds—3.4%
	2,800		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	2,800,000

			Total Short-Term Investments (cost $8,220,000)		8,220,000

			Total Investments—157.2% (cost $124,941,8257)		$130,295,704
			Other assets in excess of liabilities—1.8%		1,497,210
			Preferred shares at redemption value, including dividends payable—(59.0)%		(48,917,423)

			Net Assets Applicable to Common Shareholders—100%		$82,875,491

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security, or a portion thereof, pledged as collateral with a value of $1,051,790 on 158 short U.S. Treasury Note futures contracts expiring March 2006 and 59 short U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on December 31, 2005, was $24,023,250, with an unrealized loss of $205,934.

[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[6]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

[7]

Cost for Federal income tax purposes is $124,926,137. The net unrealized appreciation on a tax basis is $5,369,567, consisting of $5,375,808 gross unrealized appreciation and $6,241 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRWD	—	Floating Rate Weekly Demand	PCR	—	Pollution Control Revenue

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005
BlackRock New York Insured Municipal 2008 Term Trust (BLN)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			LONG-TERM INVESTMENTS—134.1%
			New York—134.1%
			Albany Cnty., GO,
AAA	$1,515		3.50%, 6/01/08, FGIC	No Opt. Call	$1,522,620
AAA	2,030		3.50%, 6/01/09, FGIC	No Opt. Call	2,039,033
AAA	1,000		Bath Central Sch. Dist., 4.00%, 6/15/08, FGIC	No Opt. Call	1,017,940
AAA	2,250		Central Square Central Sch. Dist., 3.75%, 5/15/09, FGIC	No Opt. Call	2,281,185
			Dorm. Auth.,
AAA	1,070		Hosp. Lutheran Medical Proj., 3.00%, 2/01/09, MBIA	No Opt. Call	1,051,874
AAA	1,625		Sch. Dist. Fin., Ser. C, 3.50%, 10/01/08, MBIA	No Opt. Call	1,632,540
AAA	2,970		Secured Hosp. Proj., 4.00%, 2/15/09, XLCA	No Opt. Call	3,022,094
AAA	3,500		Secured Hosp. Proj., 5.00%, 2/15/10, MBIA	02/08 @ 101.5	3,660,440
AAA	5,000		Secured Hosp. Proj., 5.125%, 2/15/09, ACA, FSA	02/08 @ 101.5	5,196,950
AAA	1,600		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/07, FGIC	No Opt. Call	1,647,920
AAA	2,500		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, AMBAC	No Opt. Call	2,622,675
AAA	5,000		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, FGIC	No Opt. Call	5,245,350
AAA	6,000		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, CONNIE LEE	No Opt. Call	6,294,420
AAA	5,000		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/09, AMBAC	No Opt. Call	5,347,050
AAA	500		W.K. Nursing Home Proj., 5.65%, 8/01/09, FHA	08/06 @ 102	516,640
AAA	1,000		Winthrop Univ. Hosp. Assoc. Proj., Ser. A, 4.125%, 7/01/08, AMBAC	No Opt. Call	1,016,680
AAA	1,960		East Greenbush Central Sch. Dist., Ser. C, 4.00%, 6/15/09, FSA	No Opt. Call	2,003,649
			Elmira City Sch. Dist.,
AAA	2,125		3.25%, 6/15/08, FGIC	No Opt. Call	2,125,956
AAA	1,500		3.25%, 6/15/09, FGIC	No Opt. Call	1,497,075
AAA	555	[3]	Erie Cnty., GO, Ser. B, 5.70%, 5/15/06, MBIA	N/A	559,862
			Erie Cnty., Pub. Impvt., GO,
AAA	3,825		Ser. A, 3.25%, 9/01/09, FGIC	No Opt. Call	3,776,499
AAA	1,000		Ser. A, 3.75%, 10/01/08, FGIC	No Opt. Call	1,009,560
AAA	1,185		Evans & Brant Central Sch. Dist., Ser. C, 3.75%, 12/15/08, FGIC	No Opt. Call	1,200,488
			Facs. Corp.,
AAA	1,630		Clean Wtr. & Drinking Proj., 3.875%, 4/15/10	No Opt. Call	1,663,774
AAA	6,000		Mun. Wtr. Proj., 4.00%, 6/15/09	No Opt. Call	6,145,440
			Fayetteville-Manlius Central Sch. Dist., GO,
AAA	1,125		3.75%, 6/15/09, FGIC	No Opt. Call	1,140,975
AAA	1,000		4.00%, 6/15/08, FGIC	No Opt. Call	1,017,940
AAA	1,500		Hempstead Twnshp., GO, Ser. B, 4.00%, 8/01/09, MBIA	No Opt. Call	1,534,575
			Hsg. Fin. Agcy. Hsg. Mtg. Proj.,
AAA	1,345		Ser. A, 5.80%, 5/01/09, FSA	05/06 @ 102	1,378,867
AAA	4,585		Ser. A, 5.80%, 11/01/09, FSA	05/06 @ 102	4,737,543
AAA	685		Hsg. Fin. Agcy. Multi-Fam. Mtg. Hsg., Ser. C, 6.30%, 8/15/08	01/06 @ 100	685,418
AAA	12,500		Long Island Pwr. Auth. Elec. Sys., 5.00%, 4/01/08, MBIA	No Opt. Call	12,935,250
			Lowville Central Sch. Dist., GO,
AAA	1,255		3.30%, 6/15/08, FGIC	No Opt. Call	1,257,033
AAA	1,305		3.60%, 6/15/09, FGIC	No Opt. Call	1,317,202
			Met. Transp. Auth.,
AAA	12,000		Ser. A, 3.50%, 11/15/09, FSA	No Opt. Call	12,064,320
AAA	26,075	[4]	Ser. K, 6.00%, 7/01/08, MBIA	ETM	27,788,910
AAA	2,500	[4]	Met. Transp. Auth. Commuter Fac. Rev., Ser. A, 6.10%, 7/01/08, MBIA	ETM	2,670,250
AAA	1,500		Middletown Sch. Dist., GO, Ser. A, 3.00%, 11/01/09, FSA	No Opt. Call	1,477,170
			Monroe Cnty. Pub. Impvt., GO,
AAA	455	[4]	4.00%, 3/01/09, FGIC	ETM	464,864
AAA	770		4.00%, 3/01/09, FGIC	No Opt. Call	784,615
AAA	2,095		4.00%, 3/01/10, FGIC	No Opt. Call	2,135,098
			Mt. Sinai Union Free Sch. Dist.,
AAA	935		6.00%, 2/15/08, AMBAC	No Opt. Call	987,799
AAA	930		6.10%, 2/15/09, AMBAC	No Opt. Call	1,006,074
AAA	1,075		6.10%, 2/15/10, AMBAC	No Opt. Call	1,185,446

See Notes to Financial Statements.

BlackRock New York Insured Municipal 2008 Term Trust (BLN) (continued)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			New York—(cont’d)
			New Paltz Central Sch. Dist., GO,
AAA	$500		3.125%, 6/01/08, FGIC	No Opt. Call	$498,785
AAA	610		3.50%, 6/01/09, FGIC	No Opt. Call	613,691
AAA	2,455	[3]	New York City, 4.75%, 8/15/08, XLCA	N/A	2,570,213
			New York City Hlth. & Hosp. Corp. Hlth. Sys.,
AAA	2,810		Ser. A, 3.75%, 2/15/09, FSA	No Opt. Call	2,838,718
AAA	2,000		Ser. A, 5.00%, 2/15/08, AMBAC	No Opt. Call	2,066,240
			New York City Mun. Wtr. Fin. Auth.,
AAA	11,500		Ser. A, Zero Coupon, 6/15/09, MBIA	No Opt. Call	10,176,925
AAA	1,710	[4]	Ser. A, 6.00%, 6/15/08, FGIC	ETM	1,820,432
AAA	2,000	[4]	New York City Transl. Fin. Auth., Ser. C, 5.00%, 8/01/09, FSA	ETM	2,113,640
			New York City Transl. Fut. Tax,
AAA	4,220	[4]	Ser. B, 5.25%, 5/01/11, MBIA	ETM	4,588,364
AAA	3,580	[4]	Ser. B, 5.25%, 5/01/11, MBIA	ETM	3,892,498
			New York City, GO,
AAA	2,265		4.75%, 8/15/09, XLCA	08/08 @ 101	2,357,978
AAA	1,000		Ser. A, 5.20%, 8/01/10, FSA	08/08 @ 101	1,054,390
AAA	12,755		Ser. C, 5.00%, 8/01/08, FSA	No Opt. Call	13,259,588
AAA	45		Ser. C-1, 6.25%, 8/01/10, FSA	01/06 @ 100	45,113
AAA	50		Ser. C-1, 6.375%, 8/01/08, MBIA	01/06 @ 100	50,130
AAA	6,895		Ser. E, 6.20%, 8/01/08, MBIA	No Opt. Call	7,369,928
			New York City Transl. Fin. Auth.,
AAA	2,605	[4]	4.00%, 5/01/09, MBIA	ETM	2,664,316
AAA	1,395		4.00%, 5/01/09, MBIA	No Opt. Call	1,425,439
AAA	1,040		Newfane Central Sch. Dist., GO, 3.00%, 6/01/08, FSA	No Opt. Call	1,031,961
AAA	250	[4]	Pwr. Auth., Ser. CC, 5.125%, 1/01/11, MBIA	ETM	269,160
			So. Seneca Central Sch. Dist., GO,
AAA	1,185		3.20%, 6/15/08, MBIA	No Opt. Call	1,184,159
AAA	1,045		3.375%, 6/15/09, MBIA	No Opt. Call	1,047,184
AAA	1,030		Sodus Central Sch. Dist., 4.00%, 6/15/09, FGIC	No Opt. Call	1,052,938
AAA	1,675	[4]	Suffold Cnty. Wtr. Auth., Ser. C, 5.75%, 6/01/08, AMBAC	ETM	1,769,889
AAA	5,000		Suffolk Cnty. Ind. Dev. Agcy., 6.00%, 2/01/08, FGIC	No Opt. Call	5,263,000
AAA	4,955		Thruway Auth., Ser. A, 3.75%, 3/15/09, MBIA	No Opt. Call	5,021,892
AAA	2,000		Hwy. & Brdg. Trust Fund, Ser. A, 3.90%, 4/01/09, FSA	No Opt. Call	2,036,500
AAA	2,000		Hwy. & Brdg. Trust Fund, Ser. B, 4.00%, 4/01/09, MBIA	No Opt. Call	2,042,600
AAA	2,900		Hwy. & Brdg. Trust Fund, Ser. B, 5.25%, 4/01/11, MBIA	No Opt. Call	3,140,845
AAA	3,410		Svc. Contract Rev., Local Hwy. & Brdg., Ser. A, 5.375%, 4/01/09, MBIA	04/08 @ 101	3,592,264
AAA	2,265	[4]	Triborough Brdg. & Tunl. Auth., Ser. A, 5.125%, 1/01/11, MBIA	ETM	2,402,938
			Urban Dev. Corp. Correctional Facs.,
AAA	2,000		Ser. A, 5.50%, 1/01/09, AMBAC	No Opt. Call	2,124,260
AAA	5,140		Ser. B, 5.25%, 1/01/10, AMBAC	01/09 @ 101	5,443,980

			Total Long-Term Investments (cost $229,566,073)		237,497,021

			SHORT-TERM INVESTMENTS—26.0%
			Alaska—3.3%
A-1+	5,800	[5]	Valdez Marine Term., Exxon Pipeline Co. Proj., Ser. A, 3.75%, 1/05/06, FRWD	N/A	5,800,000

			Delaware—0.3%
A-1	600	[5]	St. Econ. Dev. Auth. Rev. Hosp., Ser. A, 2.98%, 1/04/06, AMBAC, FRWD	N/A	600,000

			Georgia—1.1%
A-1+	2,000	[5]	Mun. Elec. Auth. Proj. 1, Ser. C, 3.50%, 1/04/06, MBIA, FRWD	N/A	2,000,000

			New York—13.4%
A-1+	830	[5]	Local Gov’t Asst. Corp., 3.45%, 1/04/06, FRWD	N/A	830,000
A-1+	675	[5]	Nassau Cnty. Interim Fin. Auth., 3.33%, 1/04/06, FSA, FRWD	N/A	675,000
			New York City Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.,
A-1+	1,100	[5]	Ser. C, 2.50%, 1/05/06, FRWD	N/A	1,100,000
A-1+	100	[5]	Ser. G, 3.65%, 1/05/06, FGIC, FRWD	N/A	100,000

See Notes to Financial Statements.

BlackRock New York Insured Municipal 2008 Term Trust (BLN) (continued)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			New York—(cont’d)
			New York City, GO,
A-1+	$4,700	[5]	Ser. A-7, 3.65%, 1/05/06, FRWD	N/A	$4,700,000
A-1+	8,000	[5]	Ser. H-7, 3.65%, 1/05/06, FRWD	N/A	8,000,000
A-1+	8,350	[5]	New York St. Loc. Govt. Assist. Ser. 4v, 2.93%, 1/04/06, FSA,
			FRWD	N/A	8,350,000

					23,755,000

			Ohio—5.0%
VMIG1	3,200	[5]	Hamilton Cnty. Hosp. Facs. Proj., 3.50%, 1/05/06, FRWD	N/A	3,200,000
VMIG1	5,600	[5]	Univ. of Akron, 3.50%, 1/05/06, FGIC, FRWD	N/A	5,600,000

					8,800,000

			Puerto Rico—2.4%
A-1	1,800	[5]	Gov’t. Dev. Bank, 2.68%, 1/04/06, MBIA, FRWD	N/A	1,800,000
A-1	2,500	[5]	Hwy. & Transp. Auth. Transp. Rev., Ser. A, 3.34%, 1/04/06, AMBAC, FRWD	N/A	2,500,000

					4,300,000

	Shares (000)

			Money Market Fund—0.5%
	850		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	850,000

			Total Short-Term Investments (cost $46,105,000)		46,105,000

			Total Investments—160.1% (cost $275,671,0736)		$283,602,021
			Other assets in excess of liabilities—1.8%		3,126,993
			Preferred shares at redemption value, including dividends payable—(61.9)%		(109,597,468)

			Net Assets Applicable to Common Shareholders—100%		$177,131,546

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Security is collateralized by U.S. Treasury obligations.
[5]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

[6]

Cost for Federal income tax purposes is $275,146,190. The net unrealized appreciation on a tax basis is $8,455,831, consisting of $8,624,300 gross unrealized appreciation and $168,469 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 87.1% of the Trust’s managed assets. The Trust had the following insurance concentrations:

ACA	—	1.8%
AMBAC	—	13.9%
CONNIE LEE	—	2.2%
FGIC	—	11.0%
FSA	—	15.3%
MBIA	—	39.2%
XLCA	—	3.4%
Other	—	0.3%

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	FRWD	—	Floating Rate Weekly Demand
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
CONNIE LEE	—	College Construction Loan Insurance Assoc.	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005
BlackRock New York Municipal 2018 Term Trust (BLH)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			LONG-TERM INVESTMENTS—151.6%
			Multi-State—7.4%
A3	$4,000	[3]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/09	No Opt. Call	$4,295,400
			New York—136.1%
NR	450		Albany Indl. Dev. Agcy., New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/25	05/15 @ 102	442,958
			Dorm. Auth.,
AA	1,000		Brooklyn Law Sch. Proj., Ser. A, 5.50%, 7/01/18, RAA	07/13 @ 100	1,086,130
AA-	1,800	[4]	City Univ. Proj., Ser. A, 5.125%, 7/01/11	N/A	1,947,708
AAA	3,455	[4]	Mental Hlth. Svcs. Proj., Ser. A, 5.00%, 2/15/08	N/A	3,643,297
AA-	295		Mental Hlth. Svcs. Proj., Ser. A, 5.00%, 2/15/18	02/08 @ 102	305,051
AAA	110		Mental Hlth. Svcs. Proj., Ser. A, 5.50%, 8/15/20, MBIA	08/11 @ 100	119,596
AAA	1,030	[4]	Mental Hlth. Svcs. Proj., Ser. B, 5.50%, 8/15/11, MBIA	N/A	1,135,740
AAA	1,480	[4]	Mental Hlth. Svcs. Proj., Ser. B, 5.50%, 8/15/11, MBIA	N/A	1,631,937
AA-	1,170	[4]	Upstate Cmnty. Proj., Ser. A, 5.00%, 7/01/09	N/A	1,245,477
AA-	2,060		Upstate Cmnty. Proj., Ser. A, 5.00%, 7/01/19	07/09 @ 101	2,138,939
AAA	1,000		Willow Towers Inc., Proj., 5.25%, 2/01/22	08/12 @ 101	1,069,710
Aaa	1,320		East Rochester Hsg. Auth., 5.20%, 12/20/24, FHA	12/11 @ 101	1,382,146
BBB	2,450		Jefferson Cnty. Ind. Dev. Agcy. Sld. Wst. Disp. Rev., 5.20%, 12/01/20	12/13 @ 100	2,459,335
AAA	1,900		Long Island Pwr. Auth. Elec. Sys. Rev., Zero Coupon, 6/01/18, FSA	No Opt. Call	1,131,773
AAA	5,000		Met. Transp. Auth., Ser. A, 5.125%, 11/15/21, FGIC	11/12 @ 100	5,318,950
A-	4,000		New York City Ind. Dev. Agcy. Civic Fac. Rev., YMCA of Greater New York Proj., 5.25%, 8/01/21	02/11 @ 100	4,158,440
B-	1,000		New York City Indl. Dev. Agcy., 7.50%, 8/01/16	No Opt. Call	1,018,030
			New York City Transl. Fin. Auth.,
AAA	1,090	[4]	5.00%, 5/01/09	N/A	1,158,648
AAA	805		5.00%, 5/01/19	05/09 @ 101	840,919
AAA	3,000		Ser. B, 5.00%, 5/01/18	11/11 @ 101	3,194,190
			New York City, GO,
A+	4,000		Ser. B, 5.375%, 12/01/20	12/11 @ 100	4,280,080
A+	5,000		Ser. G, 5.75%, 8/01/18	08/12 @ 100	5,531,550
AA-	3,500		New York Urban Dev. Corp. Correctional Facs., 5.00%, 1/01/19	01/08 @ 102	3,604,440
AA	4,180		Niagara Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Niagara Univ. Proj., Ser. A, 5.35%, 11/01/23, RAA	11/11 @ 101	4,474,230
AA	4,130		Oneida Hlth. Care Corp. Residential Hlth. Care Proj., 5.30%, 2/01/21, RAA	02/11 @ 101	4,361,156
AA	3,875		Orange Cnty. Ind. Dev. Agcy. Civic Fac. Rev., St. Luke’s Hosp. Newburg Proj., Ser. A, 5.375%, 12/01/21, RAA	12/11 @ 101	4,143,189
AAA	3,885	[5]	Port Auth. of NY & NJ, Ser. 126, 5.00%, 11/15/18, FGIC	05/12 @ 101	4,053,337
Caa2	2,600		Port Auth. of NY & NJ, Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	01/06 @ 100	2,632,266
BBB	4,000		Rockland Tobacco Asset Sec. Corp. Tobacco Settlement Rev., 5.625%, 8/15/35	08/12 @ 100	4,068,680
BBB	3,000		TSASC, Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	3,076,530
AAA	3,710		Westchester Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Ser. A, 5.125%, 12/01/22, AMBAC	12/11 @ 102	3,978,047

					79,632,479

			Puerto Rico—8.1%
BBB	2,000		Children’s Trust Fund Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	2,036,380
Aaa	2,500	[4]	Pub. Fin. Corp., Ser. E, 5.70%, 2/01/10	N/A	2,712,925

					4,749,305

			Total Long-Term Investments (cost $83,144,860)		88,677,184

			Total Investments—151.6% (cost $83,144,8606)		$88,677,184
			Other assets in excess of liabilities—2.1%		1,256,643
			Preferred shares at redemption value, including dividends payable—(53.7)%		(31,408,435)

			Net Assets Applicable to Common Shareholders—100%		$58,525,392

See Notes to Financial Statements.

BlackRock New York Municipal 2018 Term Trust (BLH) (continued)

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2005, the Trust held 7.3% of its net assets, with a current market value of $4,295,400, in securities restricted as to resale.

[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]

Security, or a portion thereof, pledged as collateral with a value of $417,332 on 95 short U.S. Treasury Note futures contracts expiring March 2006 and 36 short U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on December 31, 2005, was $14,504,344, with an unrealized loss of $124,939.

[6]

Cost for Federal income tax purposes is $83,147,867. The net unrealized appreciation on a tax basis is $5,529,317, consisting of $5,529,317 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FSA	—	Financial Security Assurance	RAA	—	Radian Asset Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005
BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			LONG-TERM INVESTMENTS—118.5%
			Multi-State—14.0%
A3	$4,000	[3]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	$4,300,640

			Pennsylvania—94.2%
AAA	2,150	[4,5]	Allegheny Cnty. Port Auth., 6.125%, 3/01/09, MBIA	N/A	2,348,531
AAA	1,800	[4]	Allegheny Cnty. San. Auth., 5.375%, 12/01/07, MBIA	N/A	1,898,766
BBB+	1,400		Bucks Cnty. Ind. Dev. Auth. Pennswood Vlg. Proj., Ser. A, 6.00%, 10/01/34	10/12 @ 101	1,486,044
AAA	2,500	[6]	Delaware Cnty. Hlth. Facs. Auth., Mercy Hlth. Corp. Proj.,
			6.00%, 12/15/26	ETM	2,597,550
AAA	1,250		Delaware Cnty. Ind. Dev. Auth. Wtr. Facs., 6.00%, 6/01/29, FGIC	06/09 @ 101	1,352,187
			Econ. Dev. Fin. Auth., Amtrak Proj.,
A3	1,000		Ser. A, 6.25%, 11/01/31	05/11 @ 101	1,069,250
A3	1,000		Ser. A, 6.375%, 11/01/41	05/11 @ 101	1,072,610
NR7	1,000		Ser. G, 5.125%, 12/01/15	No Opt. Call	998,610
			Higher Edl. Facs. Auth.,
AA-	1,250		Lafayette Coll. Proj., 6.00%, 5/01/30	05/10 @ 100	1,365,350
AA	140		Philadelphia Univ. Proj., 6.10%, 6/01/30, RAA	06/10 @ 100	152,116
AA+	150		Hsg. Fin. Agcy. Sngl. Fam. Mtg., GO, Ser. 60A, 5.85%, 10/01/27	04/07 @ 101.5	152,948
A-	1,250		Montgomery Cnty. Ind. Dev. Auth. Retirement Cmnty. Rev., 5.25%, 11/15/28	11/08 @ 101	1,263,800
AA	1,000		Pennsylvania St. Univ., 5.00%, 9/01/35	09/15 @ 100	1,046,730
AAA	1,250		Philadelphia Arpt. Sys., Ser. B, 5.40%, 6/15/27, FGIC	06/07 @ 102	1,290,325
AAA	1,250		Philadelphia Pkg. Auth. Pkg. Rev., 5.625%, 9/01/18, FSA	09/09 @ 101	1,340,213
			Philadelphia Sch. Dist., GO,
AAA	2,800	[4]	Ser. C, 5.50%, 3/01/10, MBIA	N/A	3,021,452
AAA	3,050	[4]	Ser. C, 5.75%, 3/01/10, MBIA	N/A	3,320,504
AAA	2,250		Southeastern Trans. Auth., 5.375%, 3/01/17, FGIC	03/07 @ 102	2,344,950
AAA	840		Washington Cnty. Auth., Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	No Opt. Call	903,890

					29,025,826

			Puerto Rico—10.3%
BBB+	1,000		Hwy. & Trans. Auth., 5.00%, 7/01/40	07/15 @ 100	996,730
			Pub. Fin. Corp.,
Aaa	1,495	[4]	Ser. E, 5.50%, 2/01/12	N/A	1,643,513
BBB-	505		Ser. E, 5.50%, 8/01/29	02/12 @ 100	528,548

					3,168,791

			Total Long-Term Investments (cost $33,926,497)		36,495,257

			SHORT-TERM INVESTMENTS—34.5%
			Pennsylvania—31.6%
A-1+	2,000	[8]	Delaware Cnty. Ind. Dev. Auth. Arpt. Facs., 2.44%, 1/05/06,
			FRWD	N/A	2,000,000
A-1+	1,400	[8]	Emmaus Gen. Auth., 3.52%, 1/04/06, FSA, FRWD	N/A	1,400,000
VMIG1	700	[8]	Higher Ed. Facs. Auth. St. Sys. Higher Ed. Proj., Ser. A, 3.38%,
			1/05/06, MBIA, FRWD	N/A	700,000
			Higher Edl. Asst. Agcy.,
VMIG1	500	[8]	3.43%, 1/04/06, AMBAC, FRWD	N/A	500,000
A-1+	1,400	[8]	Ser. A, 3.43%, 1/04/06, AMBAC, FRWD	N/A	1,400,000
VMIG1	1,200	[8]	Lehigh Cnty. Gen. Purp. Auth. Rev, Lehigh Valley Hosp. Proj.,
			2.48%, 1/05/06, AMBAC, FRWD	N/A	1,200,000
A-1	1,200	[8]	South Fork Mun. Auth. Hosp. Rev., Conemaugh Hlth Sys.
			Proj., Ser. A, 2.48%, 1/05/06, MBIA, FRWD	N/A	1,200,000
VMIG1	1,325	[8]	Upper Merion Mun. Util. Auth. Swr. Rev., 3.54%, 1/05/06,
			FRWD	N/A	1,325,000

					9,725,000

	Shares (000)

			Money Market Fund—2.9%
	900		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	900,000

			Total Short-Term Investments (cost $10,625,000)		10,625,000

			Total Investments—153.0% (cost $44,551,4979)		$47,120,257
			Other assets in excess of liabilities—3.8%		1,185,251
			Preferred shares at redemption value, including dividends payable—(56.8)%		(17,504,962)

			Net Assets Applicable to Common Shareholders—100%		$30,800,546

See Notes to Financial Statements.

BlackRock Pennsylvania Strategic Municipal Trust (BPS) (continued)

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2005, the Trust held 14.0% of its net assets, with a current market value of $4,300,640, in securities restricted as to resale.

[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]

Security, or a portion thereof, pledged as collateral with a value of $436,936 on 44 U.S. Treasury Note futures contracts expiring March 2006 and 17 U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on December 31, 2005, was $6,755,063, with an unrealized loss of $57,984.

[6]	Security is collateralized by U.S. Treasury obligations.
[7]	Security is deemed to be of investment quality by the investment advisor.
[8]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

[9]

Cost for Federal income tax purposes is $44,499,267. The net unrealized appreciation on a tax basis is $2,620,990, consisting of $2,622,380 gross unrealized appreciation and $1,390 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
ETM	—	Escrowed to Maturity	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRWD	—	Floating Rate Weekly Demand	RAA	—	Radian Asset Assurance

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES December 31, 2005

	Insured Municipal 2008 Term Trust (BRM)	Insured Municipal Term Trust (BMT)	Municipal 2018 Term Trust (BPK)	Municipal 2020 Term Trust (BKK)	Municipal Target Term Trust (BMN)

Assets
Investments at value[1]	$699,201,873	$437,558,836	$383,210,850	$482,371,500	$602,978,356
Cash	—	348,330	19,186	266,923	1,332,819
Investments in affiliates	159,253	114,697	43,263	28,283	137,209
Receivable from investments sold	5,000	961,246	130,000	150,000	—
Variation margin receivable	—	—	123,938	155,984	—
Interest receivable	7,641,850	4,002,774	4,337,489	5,534,304	6,706,347
Other assets	19,855	12,451	10,949	13,778	17,737

	707,027,831	442,998,334	387,875,675	488,520,772	611,172,468

Liabilities
Payable to custodian	2,797,371	—	—	—	—
Dividends payable — common shares	—	—	—	1,340,677	—
Investment advisory fee payable	209,049	131,375	130,872	205,503	181,475
Administration fee payable	59,728	37,536	—	—	83,593
Deferred Trustees’ fees	159,253	114,697	43,263	28,283	137,209
Payable to affiliates	47,273	39,501	25,001	21,091	55,307
Other accrued expenses	216,650	150,706	155,224	110,673	250,135

	3,489,324	473,815	354,360	1,706,227	707,719

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including dividends payable[2,3]	271,132,670	170,509,888	137,630,862	177,668,192	149,141,500

Net Assets Applicable to Common Shareholders	$432,405,837	$272,014,631	$249,890,453	$309,146,353	$461,323,249

Composition of Net Assets Applicable to Common Shareholders:
Par value	$272,071	$258,856	$15,908	$20,237	$454,106
Paid-in capital in excess of par	377,589,494	239,251,319	225,641,716	287,166,281	420,179,598
Undistributed net investment income	38,497,045	17,141,959	17,930,493	1,594,255	34,079,048
Accumulated net realized gain (loss)	(294,780)	18,903	(14,961,148)	(2,693,055)	(15,179)
Net unrealized appreciation	16,342,007	15,343,594	21,263,484	23,058,635	6,625,676

Net assets applicable to common shareholders, December 31, 2005	$432,405,837	$272,014,631	$249,890,453	$309,146,353	$461,323,249

Net asset value per common share[4]	$15.89	$10.51	$15.71	$15.28	$10.16

[1]Investments at cost	$682,859,866	$422,215,242	$361,338,266	$458,546,954	$596,352,680
[2]Preferred shares outstanding	10,840	6,816	5,504	7,104	5,964
[3]Par value per preferred shares	0.01	0.01	0.001	0.001	0.01
[4]Common shares outstanding	27,207,093	25,885,639	15,908,028	20,236,628	45,410,639

See Notes to Financial Statements.

	Strategic Municipal Trust (BSD)	California Insured Municipal 2008 Term Trust (BFC)	California Municipal 2018 Term Trust (BJZ)	Florida Insured Municipal 2008 Term Trust (BRF)	Florida Municipal 2020 Term Trust (BFO)	New York Insured Municipal 2008 Term Trust (BLN)	New York Municipal 2018 Term Trust (BLH)	Pennsylvania Strategic Municipal Trust (BPS)

Assets
Investments at value[1]	$172,684,038	$266,172,371	$153,318,242	$212,487,545	$130,295,704	$283,602,021	$88,677,184	$47,120,257
Cash	546,167	516,993	—	489,248	505,007	—	311,567	909,133
Investments in affiliates	31,386	54,261	11,993	43,188	5,759	63,562	10,853	17,820
Receivable from investments sold	1,345,476	—	—	—	—	215,000	—	—
Variation margin receivable	53,125	—	44,797	—	41,906	—	25,329	11,813
Interest receivable	1,872,769	3,254,651	1,754,887	2,876,081	1,401,334	3,328,789	1,238,963	487,252
Other assets	13,055	7,625	4,340	6,070	3,730	8,087	2,551	9,444

	176,546,016	270,005,901	155,134,259	215,902,132	132,253,440	287,217,459	90,266,447	48,555,719

Liabilities
Payable to custodian	—	—	1,194,305	—	—	191,337	—	—
Dividends payable — common shares	664,337	—	394,023	544,193	309,393	—	222,523	152,256
Investment advisory fee payable	59,224	80,146	51,955	63,936	55,788	85,178	30,460	16,100
Administration fee payable	—	22,899	—	18,269	—	24,337	—	—
Deferred Trustees’ fees	31,386	54,261	11,993	43,188	5,759	63,562	10,853	17,820
Payable to affiliates	9,813	23,438	10,871	17,495	7,110	26,350	5,845	2,195
Other accrued expenses	80,328	96,817	97,500	85,775	82,476	97,681	62,939	61,840

	845,088	277,561	1,760,647	772,856	460,526	488,445	332,620	250,211

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including dividends payable[2,3]	62,017,068	104,631,271	55,550,098	84,155,761	48,917,423	109,597,468	31,408,435	17,504,962

Net Assets Applicable to Common Shareholders	$113,683,860	$165,097,069	$97,823,514	$130,973,515	$82,875,491	$177,131,546	$58,525,392	$30,800,546

Composition of Net Assets Applicable to Common Shareholders:
Par value	$7,251	$104,071	$6,433	$87,071	$5,562	$112,571	$3,633	$2,017
Paid-in capital in excess of par	102,726,190	144,174,166	91,213,865	120,583,337	78,885,738	155,947,555	51,482,732	28,380,445
Undistributed net investment income	4,973,558	14,288,392	4,409,153	7,205,925	(70,554)	13,112,870	3,080,070	810,116
Accumulated net realized gain (loss)	(3,890,792)	—	(3,456,091)	20,001	(1,093,200)	27,602	(1,448,429)	(902,808)
Net unrealized appreciation	9,867,653	6,530,440	5,650,154	3,077,181	5,147,945	7,930,948	5,407,386	2,510,776

Net assets applicable to common shareholders, December 31, 2005	$113,683,860	$165,097,069	$97,823,514	$130,973,515	$82,875,491	$177,131,546	$58,525,392	$30,800,546

Net asset value per common share[4]	$15.68	$15.86	$15.21	$15.04	$14.90	$15.73	$16.11	$15.27

[1]Investments at cost	$162,555,335	$259,641,931	$147,448,272	$209,410,364	$124,941,825	$275,671,073	$83,144,860	$44,551,497
[2]Preferred shares outstanding	2,480	4,182	2,221	3,366	1,956	4,382	1,256	700
[3]Par value per preferred shares	0.001	0.01	0.001	0.01	0.001	0.01	0.001	0.001
[4]Common shares outstanding	7,250,606	10,407,093	6,433,028	8,707,093	5,562,128	11,257,093	3,633,028	2,016,632

STATEMENTS OF OPERATIONS
For the year ended December 31, 2005

	Insured Municipal 2008 Term Trust (BRM)	Insured Municipal Term Trust (BMT)	Municipal 2018 Term Trust (BPK)	Municipal 2020 Term Trust (BKK)	Municipal Target Term Trust (BMN)

Investment Income
Interest income	$29,174,044	$18,173,293	$21,254,453	$25,697,664	$28,765,851
Income from affiliates	11,924	8,429	3,567	1,855	13,020

Total investment income	29,185,968	18,181,722	21,258,020	25,699,519	28,778,871

Expenses
Investment advisory	2,494,876	1,571,121	1,558,452	2,425,434	2,436,502
Administration	712,822	448,892	—	—	487,300
Transfer agent	23,101	24,709	14,965	16,060	25,915
Custodian	146,713	114,513	111,316	95,607	152,113
Reports to shareholders	106,292	69,416	54,750	73,512	113,183
Directors/Trustees	73,040	39,658	33,215	40,150	67,653
Registration	21,508	21,250	21,250	21,250	35,897
Independent accountants	43,734	43,274	36,135	37,726	52,381
Legal	91,063	47,257	42,028	83,589	81,274
Insurance	45,360	28,697	24,710	31,061	44,723
Deferred Trustees’ fees	11,924	8,429	3,567	1,855	13,020
Auction agent	704,716	439,653	357,835	464,053	585,633
Miscellaneous	83,173	70,557	45,876	51,564	109,704

Total expenses	4,558,322	2,927,426	2,304,099	3,341,861	4,205,298
Less fees waived by Advisor	—	—	—	—	—
Less fees paid indirectly	(14,215)	(19,701)	(17,262)	(12,021)	(52,676)

Net expenses	4,544,107	2,907,725	2,286,837	3,329,840	4,152,622

Net investment income	24,641,861	15,273,997	18,971,183	22,369,679	24,626,249

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(2,400)	226,726	(7,067,737)	(803,879)	(15,190)
Futures	—	—	829,367	1,038,830	—

	(2,400)	226,726	(6,238,370)	234,951	(15,190)

Net change in unrealized appreciation/depreciation on:
Investments	(20,407,431)	(10,475,635)	2,424,432	7,945,855	(18,090,760)
Futures	—	—	(218,963)	(275,016)	—

	(20,407,431)	(10,475,635)	2,205,469	7,670,839	(18,090,760)

Net gain (loss)	(20,409,831)	(10,248,909)	(4,032,901)	7,905,790	(18,105,950)

Dividends and Distributions to Preferred Shareholders from:
Net investment income	(5,856,777)	(3,769,757)	(3,197,120)	(4,116,677)	(4,805,518)
Net realized gains	—	(94,031)	—	—	(9,199)

Total dividends and distributions	(5,856,777)	(3,863,788)	(3,197,120)	(4,116,677)	(4,814,717)

Net Increase (Decrease) in Net Assets Applicaple to Common Shareholders Resulting from Operations	$(1,624,747)	$1,161,300	$11,741,162	$26,158,792	$1,705,582

See Notes to Financial Statements.

	Strategic Municipal Trust (BSD)	California Insured Municipal 2008 Term Trust (BFC)	California Municipal 2018 Term Trust (BJZ)	Florida Insured Municipal 2008 Term Trust (BRF)	Florida Municipal 2020 Term Trust (BFO)	New York Insured Municipal 2008 Term Trust (BLN)	New York Municipal 2018 Term Trust (BLH)	Pennsylvania Strategic Municipal Trust (BPS)

Investment Income
Interest income	$9,339,887	$11,217,786	$7,220,449	$8,267,255	$6,459,937	$12,066,271	$4,548,776	$2,314,858
Income from affiliates	2,838	4,602	801	3,294	345	6,262	665	1,540

Total investment income	9,342,725	11,222,388	7,221,250	8,270,549	6,460,282	12,072,533	4,549,441	2,316,398

Expenses
Investment advisory	1,055,159	959,400	613,574	763,890	658,495	1,016,492	359,334	292,698
Administration	—	274,114	—	218,254	—	290,426	—	—
Transfer agent	14,965	17,155	14,965	17,553	15,695	17,885	14,965	14,965
Custodian	67,817	74,609	56,323	60,639	32,368	68,203	40,419	39,115
Reports to shareholders	29,080	40,665	22,630	33,803	25,550	44,366	16,104	10,811
Directors/Trustees	15,330	25,915	13,505	20,805	13,140	27,740	12,775	12,410
Registration	21,250	21,250	21,250	21,250	21,250	21,250	21,250	1,205
Independent accountants	32,850	33,033	36,431	30,718	35,478	33,215	35,920	25,805
Legal	34,104	40,273	20,071	33,342	68,848	40,155	11,569	4,349
Insurance	11,189	17,475	9,772	13,909	8,389	18,501	5,717	3,095
Deferred Trustees’fees	2,838	4,602	801	3,294	345	6,262	665	1,540
Auction agent	162,681	274,970	145,971	219,049	129,300	286,953	85,585	51,305
Miscellaneous	25,780	43,179	33,353	38,042	30,694	45,983	28,973	19,250

Total expenses	1,473,043	1,826,640	988,646	1,474,548	1,039,552	1,917,431	633,276	476,548
Less fees waived by Advisor	(351,720)	—	—	—	—	—	—	(97,566)
Less fees paid indirectly	(12,947)	(14,983)	(17,116)	(13,156)	(15,896)	(12,950)	(14,002)	(26,985)

Net expenses	1,108,376	1,811,657	971,530	1,461,392	1,023,656	1,904,481	619,274	351,997

Net investment income	8,234,349	9,410,731	6,249,720	6,809,157	5,436,626	10,168,052	3,930,167	1,964,401

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	2,236,836	—	(504,440)	88,503	(226,724)	27,602	(8,125)	134,013
Futures	362,186	—	308,148	—	282,814	—	179,397	62,350

	2,599,022	—	(196,292)	88,503	56,090	27,602	171,272	196,363

Net change in unrealized appreciation/depreciation on:
Investments	(1,994,746)	(8,530,659)	132,191	(5,953,913)	1,705,128	(8,711,114)	456,654	(1,024,965)
Futures	(95,935)	—	(80,994)	—	(75,135)	—	(46,244)	(22,126)

	(2,090,681)	(8,530,659)	51,197	(5,953,913)	1,629,993	(8,711,114)	410,410	(1,047,091)

Net gain (loss)	508,341	(8,530,659)	(145,095)	(5,865,410)	1,686,083	(8,683,512)	581,682	(850,728)

Dividends and Distributions to Preferred Shareholders from:
Net investment income	(1,435,533)	(2,084,590)	(1,142,679)	(1,908,083)	(1,090,002)	(2,262,552)	(619,624)	(380,143)
Net realized gains	—	(12,763)	—	(16,356)	(35,017)	(14,078)	—	—

Total dividends and distributions	(1,435,533)	(2,097,353)	(1,142,679)	(1,924,439)	(1,125,019)	(2,276,630)	(619,624)	(380,143)

Net Increase (Decrease) in Net Assets Applicaple to Common Shareholders Resulting from Operations	$7,307,157	$(1,217,281)	$4,961,946	$(980,692)	$5,997,690	$(792,090)	$3,892,225	$733,530

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2005 and 2004

	Insured Municipal 2008 Term Trust (BRM)		Insured Municipal Term Trust (BMT)

	2005	2004	2005	2004

Increase (Decrease) in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$24,641,861	$26,254,309	$15,273,997	$17,456,383
Net realized gain (loss)	(2,400)	1,815,872	226,726	1,087,089
Net change in unrealized appreciation/depreciation	(20,407,431)	(16,680,739)	(10,475,635)	(9,591,433)
Dividends and distributions to preferred shareholders from:
Net investment income	(5,856,777)	(2,658,791)	(3,769,757)	(1,907,505)
Net realized gains	—	(352,783)	(94,031)	(87,694)

Net increase (decrease) in net assets resulting from operations	(1,624,747)	8,377,868	1,161,300	6,956,840

Dividends and Distributions to Common Shareholders from:
Dividends from net investment income	(21,629,646)	(23,950,409)	(14,884,351)	(15,130,266)
Net realized gain	—	(1,551,757)	(391,780)	(724,798)

Total dividends and distributions	(21,629,646)	(25,502,166)	(15,276,131)	(15,855,064)

Capital Share Transactions:
Reinvestment of common dividends	—	—	—	—

Net proceeds from capital share transactions	—	—	—	—

Total increase (decrease)	(23,254,393)	(17,124,298)	(14,114,831)	(8,898,224)

Net Assets Applicable to Common Shareholders
Beginning of year	455,660,230	472,784,528	286,129,462	295,027,686

End of year	$432,405,837	$455,660,230	$272,014,631	$286,129,462

End of period undistributed net investment income	$38,497,045	$41,343,080	$17,141,959	$20,524,627

See Notes to Financial Statements.

	Municipal 2018 Term Trust (BPK)		Municipal 2020 Term Trust (BKK)		Municipal Target Term Trust (BMN)		Strategic Municipal Trust (BSD)

	2005	2004	2005	2004	2005	2004	2005	2004

Increase (Decrease) in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$18,971,183	$19,298,459	$22,369,679	$22,268,728	$24,626,249	$25,844,764	$8,234,349	$9,030,020
Net realized gain (loss)	(6,238,370)	(6,681,398)	234,951	(2,458,295)	(15,190)	487,949	2,599,022	(1,123,930)
Net change in unrealized appreciation/depreciation	2,205,469	5,895,387	7,670,839	8,164,006	(18,090,760)	(19,313,537)	(2,090,681)	(1,854,063)
Dividends and distributions to preferred shareholders from:
Net investment income	(3,197,120)	(1,576,219)	(4,116,677)	(2,082,967)	(4,805,518)	(3,210,573)	(1,435,533)	(695,537)
Net realized gains	—	—	—	—	(9,199)	(64,286)	—	—

Net increase (decrease) in net assets resulting from operations	11,741,162	16,936,229	26,158,792	25,891,472	1,705,582	3,744,317	7,307,157	5,356,490

Dividends and Distributions to Common Shareholders from:
Dividends from net investment income	(13,410,468)	(12,408,262)	(17,529,979)	(18,971,839)	(19,378,995)	(22,516,121)	(7,442,211)	(6,916,504)
Net realized gain	—	—	—	—	(44,957)	(469,591)	—	—

Total dividends and distributions	(13,410,468)	(12,408,262)	(17,529,979)	(18,971,839)	(19,423,952)	(22,985,712)	(7,442,211)	(6,916,504)

Capital Share Transactions:
Reinvestment of common dividends	—	—	—	—	—	—	132,779	—

Net proceeds from capital share transactions	—	—	—	—	—	—	132,779	—

Total increase (decrease)	(1,669,306)	4,527,967	8,628,813	6,919,633	(17,718,370)	(19,241,395)	(2,275)	(1,560,014)

Net Assets Applicable to Common Shareholders
Beginning of year	251,559,759	247,031,792	300,517,540	293,597,907	479,041,619	498,283,014	113,686,135	115,246,149

End of year	$249,890,453	$251,559,759	$309,146,353	$300,517,540	$461,323,249	$479,041,619	$113,683,860	$113,686,135

End of period undistributed net investment income	$17,930,493	$15,562,976	$1,594,255	$880,513	$34,079,048	$33,637,384	$4,973,558	$5,715,973

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the years ended December 31, 2005 and 2004

	California Insured Municipal 2008 Term Trust (BFC)		California Municipal 2018 Term Trust (BJZ)

	2005	2004	2005	2004

Increase (Decrease) in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$9,410,731	$9,440,369	$6,249,720	$6,441,824
Net realized gain (loss)	—	395,193	(196,292)	(1,773,203)
Net change in unrealized appreciation/depreciation	(8,530,659)	(4,904,625)	51,197	3,138,128

Dividends and distributions to preferred shareholders from:
Net investment income	(2,084,590)	(1,012,468)	(1,142,679)	(535,429)
Net realized gains	(12,763)	(34,878)	—	—

Net increase (decrease) in net assets resulting from operations	(1,217,281)	3,883,591	4,961,946	7,271,320

Dividends and Distributions to Common Shareholders from:
Net investment income	(8,039,481)	(8,039,482)	(4,728,276)	(4,728,276)
Net realized gain	(54,533)	(289,317)	—	—

Total dividends and distributions	(8,094,014)	(8,328,799)	(4,728,276)	(4,728,276)

Total increase (decrease)	(9,311,295)	(4,445,208)	233,670	2,543,044

Net Assets Applicable to Common Shareholders
Beginning of year	174,408,364	178,853,572	97,589,844	95,046,800

End of year	$165,097,069	$174,408,364	$97,823,514	$97,589,844

End of period undistributed (distributions in excess of) net investment income	$14,288,392	$15,001,691	$4,409,153	$4,030,388

See Notes to Financial Statements.

	Florida Insured Municipal 2008 Term Trust (BRF)		Florida Municipal 2020 Term Trust (BFO)		New York Insured Municipal 2008 Term Trust (BLN)		New York Municipal 2018 Term Trust (BLH)

	2005	2004	2005	2004	2005	2004	2005	2004

Increase (Decrease) in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$6,809,157	$7,050,079	$5,436,626	$5,531,138	$10,168,052	$10,428,588	$3,930,167	$3,886,296
Net realized gain (loss)	88,503	561,418	56,090	(793,308)	27,602	663,356	171,272	(511,787)
Net change in unrealized appreciation/depreciation	(5,953,913)	(4,141,764)	1,629,993	1,550,777	(8,711,114)	(6,508,843)	410,410	503,951

Dividends and distributions to preferred shareholders from:
Net investment income	(1,908,083)	(779,042)	(1,090,002)	(546,138)	(2,262,552)	(1,092,221)	(619,624)	(320,057)
Net realized gains	(16,356)	(79,831)	(35,017)	—	(14,078)	(86,126)	—	—

Net increase (decrease) in net assets resulting from operations	(980,692)	2,610,860	5,997,690	5,742,469	(792,090)	3,404,754	3,892,225	3,558,403

Dividends and Distributions to Common Shareholders from:
Net investment income	(6,530,321)	(6,530,321)	(4,192,475)	(5,005,915)	(8,442,822)	(9,170,031)	(2,670,276)	(2,670,276)
Net realized gain	(57,876)	(620,381)	(320,969)	—	(57,749)	(611,616)	—	—

Total dividends and distributions	(6,588,197)	(7,150,702)	(4,513,444)	(5,005,915)	(8,500,571)	(9,781,647)	(2,670,276)	(2,670,276)

Total increase (decrease)	(7,568,889)	(4,539,842)	1,484,246	736,554	(9,292,661)	(6,376,893)	1,221,949	888,127

Net Assets Applicable to Common Shareholders
Beginning of year	138,542,404	143,082,246	81,391,245	80,654,691	186,424,207	192,801,100	57,303,443	56,415,316

End of year	$130,973,515	$138,542,404	$82,875,491	$81,391,245	$177,131,546	$186,424,207	$58,525,392	$57,303,443

End of period undistributed (distributions in excess of) net investment income	$7,205,925	$8,840,902	$(70,554)	$(224,679)	$13,112,870	$13,650,140	$3,080,070	$2,439,803

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the years ended December 31, 2005 and 2004

	Pennsylvania Strategic Municipal Trust (BPS)

	2005	2004

Decrease in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$1,964,401	$2,156,602
Net realized gain (loss)	196,363	(632,942)
Net change in unrealized appreciation/depreciation	(1,047,091)	(125,255)
Dividends to preferred shareholders from net investment income	(380,143)	(187,388)

Net increase in net assets resulting from operations	733,530	1,211,017

Dividends to Common Shareholders from:
Net investment income	(1,807,728)	(1,788,911)

Capital Share Transactions:
Reinvestment of common dividends	17,613	—

Net proceeds from capital share transaction	17,613	—

Total decrease	(1,056,585)	(577,894)

Net Assets Applicable to Common Shareholders
Beginning of year	31,857,131	32,435,025

End of year	$30,800,546	$31,857,131

End of period undistributed net investment income	$810,116	$1,058,418

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Insured Municipal 2008 Term Trust (BRM)

	Year Ended December 31,

	2005	2004	2003	2002	2001

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$16.75	$17.38	$17.62	$16.80	$16.62

Investment operations:
Net investment income	0.91	0.97	1.07	1.26	1.33
Net realized and unrealized gain (loss)	(0.75)	(0.55)	(0.07)	0.53	(0.08)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.22)	(0.10)	(0.08)	(0.13)	(0.27)
Net realized gain on investments	—	(0.01)	(0.01)	(0.01)	—

Net increase (decrease) from investment operations	(0.06)	0.31	0.91	1.65	0.98

Dividends and distributions to common shareholders from:
Net investment income	(0.80)	(0.88)	(1.02)	(0.79)	(0.80)
Net realized gain	—	(0.06)	(0.13)	(0.04)	—

Total dividends and distributions	(0.80)	(0.94)	(1.15)	(0.83)	(0.80)

Net asset value, end of year	$15.89	$16.75	$17.38	$17.62	$16.80

Market price, end of year	$15.30	$16.31	$17.27	$16.58	$15.70

TOTAL INVESTMENT RETURN[1]	(1.41)%	(0.09)%	11.29%	11.15%	11.06%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.03%	0.99%	0.98%	0.98%	1.01%
Expenses after fees waived and before fees paid indirectly	1.03%	1.00%	0.98%	0.98%	1.02%
Expenses before fees waived and paid indirectly	1.03%	1.00%	0.98%	0.98%	1.02%
Net investment income after fees waived and paid indirectly and before preferred share dividends	5.58%	5.66%	6.03%	7.34%	7.87%
Preferred share dividends	1.33%	0.57%	0.47%	0.73%	1.60%
Net investment income available to common shareholders	4.25%	5.09%	5.56%	6.61%	6.27%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$441,822	$464,135	$480,887	$468,417	$460,153
Portfolio turnover	3%	4%	18%	23%	3%
Net assets of common shareholders, end of year (000)	$432,406	$455,660	$472,785	$479,390	$457,070
Preferred shares outstanding (000)	$271,000	$271,000	$271,000	$271,000	$271,000
Asset coverage per preferred share, end of year	$64,902	$67,041	$68,622	$69,235	$67,178

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Insured Municipal Term Trust (BMT)

	Year Ended December 31,

	2005	2004	2003	2002	2001

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$11.05	$11.40	$11.29	$10.85	$10.85

Investment operations:
Net investment income	0.59	0.67	0.73	0.81	0.89
Net realized and unrealized gain (loss)	(0.38)	(0.34)	0.10	0.41	(0.12)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.15)	(0.07)	(0.06)	(0.08)	(0.18)
Net realized gain on investments	—[3]	—	—	(0.02)	(0.01)

Net increase from investment operations	0.06	0.26	0.77	1.12	0.58

Dividends and distributions to common shareholders from:
Net investment income	(0.58)	(0.58)	(0.64)	(0.58)	(0.57)
Net realized gain	(0.02)	(0.03)	(0.02)	(0.10)	(0.02)

Total dividends and distributions	(0.60)	(0.61)	(0.66)	(0.68)	(0.59)

Capital charges with respect to issuance of:
Preferred shares	—	—	—	—	0.01

Net asset value, end of year	$10.51	$11.05	$11.40	$11.29	$10.85

Market price, end of year	$10.36	$11.30	$11.06	$10.94	$10.63

TOTAL INVESTMENT RETURN[1]	(3.26)%	7.92%	7.28%	9.51%	7.73%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.04%	1.02%	1.02%	1.05%	1.06%
Expenses after fees waived and before fees paid indirectly	1.05%	1.02%	1.02%	1.06%	1.06%
Expenses before fees waived and paid indirectly	1.05%	1.02%	1.02%	1.06%	1.06%
Net investment income after fees waived and paid indirectly and before preferred share dividends	5.48%	6.04%	6.36%	7.32%	8.12%
Preferred share dividends	1.35%	0.66%	0.50%	0.70%	1.68%
Net investment income available to common shareholders	4.13%	5.38%	5.86%	6.62%	6.44%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$278,492	$289,091	$293,334	$287,692	$284,390
Portfolio turnover	—	1%	11%	36%	7%
Net assets of common shareholders, end of year (000)	$272,015	$286,129	$295,028	$292,371	$280,743
Preferred shares outstanding (000)	$170,400	$170,400	$170,400	$170,400	$170,400
Asset coverage per preferred share, end of year	$64,924	$66,987	$68,288	$67,895	$66,195

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[3]	Amounted to less than $0.01 per common share outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Municipal 2018 Term Trust (BPK)

					For the period October 30, 2001[1] through December 31, 2001[2]
	Year Ended December 31,

	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.81	$15.53	$14.66	$13.66	$14.33 [3]

Investment operations:
Net investment income	1.19	1.21	1.21	1.17	0.10
Net realized and unrealized gain (loss)	(0.25)	(0.05)	0.52	0.73	(0.55)
Dividends to preferred shareholders from:
Net investment income	(0.20)	(0.10)	(0.08)	(0.12)	(0.01)

Net increase (decrease) from investment operations	0.74	1.06	1.65	1.78	(0.46)

Dividends to common shareholders from:
Net investment income	(0.84)	(0.78)	(0.78)	(0.78)	(0.07)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.11)

Total capital charges	—	—	—	—	(0.14)

Net asset value, end of period	$15.71	$15.81	$15.53	$14.66	$13.66

Market price, end of period	$15.71	$15.16	$14.36	$13.43	$13.06

TOTAL INVESTMENT RETURN[4]	9.35%	11.27%	12.92%	8.84%	(12.51)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.91%	0.91%	0.93%	0.92%	0.93%[6]
Expenses after fees waived and before fees paid indirectly	0.91%	0.91%	0.94%	0.94%	0.93%[6]
Expenses before fees waived and paid indirectly	0.91%	0.91%	0.94%	0.94%	0.93%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.53%	7.83%	8.21%	8.14%	4.39%[6]
Preferred share dividends	1.27%	0.64%	0.57%	0.84%	0.28%[6]
Net investment income available to common shareholders	6.26%	7.19%	7.64%	7.30%	4.11%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$252,013	$246,602	$235,575	$227,674	$206,486
Portfolio turnover	15%	31%	15%	53%	0%
Net assets of common shareholders, end of period (000)	$249,890	$251,560	$247,032	$233,233	$217,229
Preferred shares outstanding (000)	$137,600	$137,600	$137,600	$137,600	$137,600
Asset coverage per preferred share, end of period	$70,407	$70,736	$69,887	$67,381	$64,485

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Calculated using the average shares outstanding method.
[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[4]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Municipal 2020 Term Trust (BKK)

			For the period
	Year Ended December 31,		September 30, 2003[1]
			through
	2005	2004	December 31, 2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.85	$14.51	$14.33 [2]

Investment operations:
Net investment income	1.11	1.10	0.15
Net realized and unrealized gain	0.39	0.28	0.25
Dividends to preferred shareholders from:
Net investment income	(0.20)	(0.10)	(0.01)

Net increase from investment operations	1.30	1.28	0.39

Dividends to common shareholders from:
Net investment income	(0.87)	(0.94)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	—	(0.02)

Total capital charges	—	—	(0.05)

Net asset value, end of period	$15.28	$14.85	$14.51

Market price, end of period	$14.00	$15.02	$15.00

TOTAL INVESTMENT RETURN[3]	(1.28)%	6.63%	1.05%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.08%	1.09%	0.85%[5]
Expenses after fees waived and before fees paid indirectly	1.09%	1.09%	0.87%[5]
Expenses before fees waived and paid indirectly	1.09%	1.09%	0.87%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.27%	7.67%	4.25%[5]
Preferred share dividends	1.34%	0.72%	0.30%[5]
Net investment income available to common shareholders	5.93%	6.95%	3.95%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$307,487	$290,212	$279,827
Portfolio turnover	14%	51%	17%
Net assets of common shareholders, end of period (000)	$309,146	$300,518	$293,598
Preferred shares outstanding (000)	$177,600	$177,600	$177,600
Asset coverage per preferred share, end of period	$68,527	$67,307	$66,332

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Municipal Target Term Trust (BMN)

	Year Ended December 31,

	2005	2004	2003	2002	2001

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$10.55	$10.97	$11.16	$10.57	$10.67

Investment operations:
Net investment income	0.54	0.57	0.62	0.70	0.83
Net realized and unrealized gain (loss)	(0.39)	(0.41)	(0.16)	0.62	(0.10)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.11)	(0.07)	(0.06)	(0.08)	(0.17)
Net realized gain	— [3]	—	—	(0.01)	(0.02)

Net increase (decrease) from investment operations	0.04	0.09	0.40	1.23	0.54

Dividends and distributions to common shareholders from:
Net investment income	(0.43)	(0.50)	(0.57)	(0.60)	(0.58)
Net realized gain	— [3]	(0.01)	(0.02)	(0.04)	(0.06)

Total dividends and distributions	—	(0.51)	(0.59)	(0.64)	(0.64)

Net asset value, end of year	$10.16	$10.55	$10.97	$11.16	$10.57

Market price, end of year	$9.91	$10.49	$10.95	$11.01	$10.40

TOTAL INVESTMENT RETURN[1]	(1.49)%	0.39%	4.99%	12.28%	11.16%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	0.89%	0.96%	0.96%	0.97%	0.96%
Expenses after fees waived and before fees paid indirectly	0.90%	0.97%	0.96%	0.97%	0.98%
Expenses before fees waived and paid indirectly	0.90%	0.97%	0.96%	0.97%	0.98%
Net investment income after fees waived and paid indirectly and before preferred share dividends	5.26%	5.29%	5.60%	6.44%	7.73%
Preferred share dividends	1.03%	0.66%	0.54%	0.75%	1.57%
Net investment income available to common shareholders	4.23%	4.63%	5.06%	5.69%	6.16%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$467,934	$488,873	$504,660	$494,694	$489,251
Portfolio turnover	4%	2%	4%	18%	42%
Net assets of common shareholders, end of year (000)	$461,328	$479,042	$498,283	$506,952	$480,172
Preferred shares outstanding (000)	$149,100	$299,100	$299,100	$299,100	$299,100
Asset coverage per preferred share, end of year	$102,359	$65,048	$66,654	$67,379	$65,141

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[3]	Amounted to less than $0.01 per common share outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data, for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Strategic Municipal Trust (BSD)

	Year Ended December 31,

	2005	2004	2003	2002	2001

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$15.70	$15.91	$15.01	$14.33	$14.75

Investment operations:
Net investment income	1.14	1.26	1.23	1.26	1.25
Net realized and unrealized gain (loss)	0.07	(0.41)	0.68	0.42	(0.58)
Dividends to preferred shareholders from:
Net investment income	(0.20)	(0.10)	(0.08)	(0.12)	(0.23)

Net increase from investment operations	1.01	0.75	1.83	1.56	0.44

Dividends to common shareholders from:
Net investment income	(1.03)	(0.96)	(0.93)	(0.88)	(0.86)

Net asset value, end of year	$15.68	$15.70	$15.91	$15.01	$14.33

Market price, end of year	$17.14	$14.52	$14.69	$13.78	$13.58

TOTAL INVESTMENT RETURN[1]	26.08%	5.59%	13.75%	8.03%	5.32%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	0.97%	0.89%	0.91%	0.98%	0.91%
Expenses after fees waived and before fees paid indirectly	0.98%	0.90%	0.91%	0.99%	0.92%
Expenses before fees waived and paid indirectly	1.29%	1.28%	1.30%	1.39%	1.31%
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.23%	8.04%	8.09%	8.54%	8.40%
Preferred share dividends	1.26%	0.62%	0.54%	0.78%	1.58%
Net investment income available to common shareholders	5.97%	7.42%	7.55%	7.76%	6.82%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$113,860	$112,298	$110,385	$106,807	$107,381
Portfolio turnover	96%	23%	8%	13%	4%
Net assets of common shareholders, end of year (000)	$113,684	$113,686	$115,246	$108,721	$103,783
Preferred shares outstanding (000)	$62,000	$62,000	$62,000	$62,000	$62,000
Asset coverage per preferred share, end of year	$70,847	$70,844	$71,476	$68,844	$66,855

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock California Insured Municipal 2008 Term Trust (BFC)

	Year Ended December 31,

	2005	2004	2003	2002	2001

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$16.76	$17.19	$17.34	$16.77	$16.72

Investment operations:
Net investment income	0.90	0.91	0.96	1.18	1.27
Net realized and unrealized gain (loss)	(0.82)	(0.44)	0.06	0.48	(0.19)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.20)	(0.10)	(0.07)	(0.11)	(0.24)
Net realized gain	— [3]	—	(0.01)	(0.03)	(0.01)

Net increase (decrease) from investment operations	(0.12)	0.37	0.94	1.52	0.83

Dividends and distributions to common shareholders from:
Net investment income	(0.77)	(0.77)	(1.00)	(0.81)	(0.77)
Net realized gain	(0.01)	(0.03)	(0.09)	(0.14)	(0.02)

Total dividends and distributions	(0.78)	(0.80)	(1.09)	(0.95)	(0.79)

Capital charges with respect to issuance of:
Preferred shares	—	—	—	—	0.01

Net asset value, end of year	$15.86	$16.76	$17.19	$17.34	$16.77

Market price, end of year	$15.31	$16.25	$17.09	$16.44	$15.90

TOTAL INVESTMENT RETURN[1]	(1.08)%	(0.20)%	10.90%	9.56%	7.06%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.07%	1.05%	1.04%	1.05%	1.08%
Expenses after fees waived and before fees paid indirectly	1.08%	1.05%	1.04%	1.06%	1.09%
Expenses before fees waived and paid indirectly	1.08%	1.05%	1.04%	1.06%	1.09%
Net investment income after fees waived and paid indirectly and before preferred share dividends	5.55%	5.37%	5.51%	6.91%	7.57%
Preferred share dividends	1.23%	0.58%	0.38%	0.64%	1.45%
Net investment income available to common shareholders	4.32%	4.79%	5.13%	6.27%	6.12%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$169,564	$175,711	$180,408	$177,861	$176,424
Portfolio turnover	0%	0%	15%	33%	5%
Net assets of common shareholders, end of year (000)	$165,097	$174,408	$178,854	$180,498	$174,487
Preferred shares outstanding (000)	$104,550	$104,550	$104,550	$104,550	$104,550
Asset coverage per preferred share, end of year	$64,497	$66,714	$67,776	$68,161	$66,735

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[3]	Amounted to less than $0.01 per common share outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock California Municipal 2018 Term Trust (BJZ)

					For the period
	Year Ended December 31,				October 30, 2001[1]
					through
	2005	2004	2003	2002	December 31, 2001[2]

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.17	$14.77	$14.59	$13.63	$14.33 [3]

Investment operations:
Net investment income	0.97	1.00	1.04	1.03	0.09
Net realized and unrealized gain (loss)	(0.01)	0.21	(0.06)	0.78	(0.57)
Dividends to preferred shareholders from:
Net investment income	(0.18)	(0.08)	(0.07)	(0.11)	(0.01)

Net increase (decrease) from investment operations	0.78	1.13	0.91	1.70	(0.49)

Dividends to common shareholders from:
Net investment income	(0.74)	(0.73)	(0.73)	(0.74)	(0.06)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.12)

Total capital charges	—	—	—	—	(0.15)

Net asset value, end of period	$15.21	$15.17	$14.77	$14.59	$13.63

Market price, end of period	$15.19	$13.89	$13.42	$13.40	$12.85

TOTAL INVESTMENT RETURN[4]	14.85%	9.04%	5.67%	10.04%	(13.94)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.99%	1.01%	1.03%	0.99%	1.07%[6]
Expenses after fees waived and before fees paid indirectly	1.01%	1.02%	1.03%	1.03%	1.07%
Expenses before fees waived and paid indirectly	1.01%	1.02%	1.03%	1.03%	1.07%[6]
Net investment income after fees waived and paid indirectly before preferred share dividends	6.39%	6.77%	7.29%	7.33%	3.78%[6]
Preferred share dividends	1.17%	0.56%	0.51%	0.81%	0.27%[6]
Net investment income available to common shareholders	5.22%	6.21%	6.78%	6.52%	3.51%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$97,869	$95,091	$92,324	$90,721	$82,906
Portfolio turnover	9%	9%	9%	42%	0%
Net assets of common shareholders,end of period (000)	$97,824	$97,590	$95,047	$93,844	$87,664
Preferred shares outstanding (000)	$55,525	$55,525	$55,528	$55,525	$55,525
Asset coverage per preferred share, end of period	$69,056	$68,945	$67,796	$67,254	$64,488

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Calculated using the average shares outstanding method.
[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[4]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

	Year Ended December 31,

	2005	2004	2003	2002	2001

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$15.91	$16.43	$16.41	$16.01	$15.84

Investment operations:
Net investment income	0.78	0.81	0.88	1.12	1.25
Net realized and unrealized gain (loss)	(0.67)	(0.41)	0.13	0.36	(0.04)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.22)	(0.09)	(0.06)	(0.11)	(0.25)
Net realized gain	— [3]	(0.01)	(0.02)	(0.04)	(0.01)

Net increase (decrease) from investment operations	(0.11)	0.30	0.93	1.33	0.95

Dividends and distributions to common shareholders from:
Net investment income	(0.75)	(0.75)	(0.81)	(0.75)	(0.75)
Net realized gain	(0.01)	(0.07)	(0.10)	(0.18)	(0.04)

Total dividends and distributions	(0.76)	(0.82)	(0.91)	(0.93)	(0.79)

Capital charges with respect to issuance of:
Preferred shares	—	—	—	—	0.01

Net asset value, end of year	$15.04	$15.91	$16.43	$16.41	$16.01

Market price, end of year	$15.11	$15.85	$16.19	$15.91	$15.40

TOTAL INVESTMENT RETURN[1]	0.10%	3.05%	7.64%	9.61%	15.90%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.09%	1.07%	1.05%	1.05%	1.10%
Expenses after fees waived and before fees paid indirectly	1.10%	1.07%	1.05%	1.05%	1.10%
Expenses before fees waived and paid indirectly	1.10%	1.07%	1.05%	1.06%	1.12%
Net investment income after fees waived and paid indirectly and before preferred share dividends	5.08%	5.03%	5.34%	6.90%	7.75%
Preferred share dividends	1.42%	0.56%	0.39%	0.70%	1.55%
Net investment income available to common shareholders	3.66%	4.47%	4.95%	6.20%	6.20%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$134,104	$140,140	$144,071	$141,064	$140,004
Portfolio turnover	0%	0%	6%	52%	7%
Net assets of common shareholders, end of year (000)	$130,974	$138,542	$143,082	$142,920	$139,367
Preferred shares outstanding (000)	$84,150	$84,150	$84,169	$84,150	$84,150
Asset coverage per preferred share, end of year	$63,912	$66,159	$67,514	$67,460	$66,406

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[3]	Amounted to less than $0.01 per common share outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Florida Municipal 2020 Term Trust (BFO)

			For the period
	Year Ended December 31,		September 30, 2003[1]
			through
	2005	2004	December 31, 2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.63	$14.50	$14.33 [2]

Investment operations:
Net investment income	0.98	0.99	0.12
Net realized and unrealized gain	0.31	0.14	0.26
Dividends to preferred shareholders from:
Net investment income	(0.20)	(0.10)	(0.01)
Net realized gains	(0.01)	—	—

Net increase from investment operations	1.08	1.03	0.37

Dividends to common shareholders from:
Net investment income	(0.75)	(0.90)	(0.15)
Net realized gains	(0.06)	—	—

Total dividends and distributions	(0.81)	(0.90)	(0.15)

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	—	(0.02)

Total capital charges	—	—	(0.05)

Net asset value, end of period	$14.90	$14.63	$14.50

Market price, end of period	$13.35	$15.08	$15.39

TOTAL INVESTMENT RETURN[3]	(6.76)%	4.10%	3.60%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.24%	1.21%	1.02%[5]
Expenses after fees waived and before fees paid indirectly	1.26%	1.21%	1.02%[5]
Expenses before fees waived and paid indirectly	1.26%	1.25%	1.05%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.57%	6.93%	3.45%[5]
Preferred share dividends	1.32%	0.68%	0.30%[5]
Net investment income available to common shareholders	5.25%	6.25%	3.15%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$82,799	$79,810	$76,698
Portfolio turnover	0%	9%	0%
Net assets of common shareholders, end of period (000)	$82,875	$81,391	$80,655
Preferred shares outstanding (000)	$48,900	$48,900	$48,900
Asset coverage per preferred share, end of period	$67,379	$66,617	$66,237

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New York Insured Municipal 2008 Term Trust (BLN)

	Year Ended December 31,

	2005	2004	2003	2002	2001

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$16.56	$17.13	$17.09	$16.22	$16.17

Investment operations:
Net investment income	0.90	0.93	1.01	1.13	1.25
Net realized and unrealized gain (loss)	(0.77)	(0.53)	(0.05)	0.75	(0.17)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.20)	(0.10)	(0.08)	(0.11)	(0.26)
Net realized gain	—[3]	(0.01)	(0.01)	(0.03)	(0.01)

Net increase (decrease) from investment operations	(0.07)	0.29	0.87	1.74	0.81

Dividends and distributions to common shareholders from:
Net investment income	(0.75)	(0.81)	(0.79)	(0.75)	(0.75)
Net realized gain	(0.01)	(0.05)	(0.04)	(0.12)	(0.02)

Total dividends and distributions	(0.76)	(0.86)	(0.83)	(0.87)	(0.77)

Capital charges with respect to issuance of:
Preferred shares	—	—	—	—	0.01

Net asset value, end of year	$15.73	$16.56	$17.13	$17.09	$16.22

Market price, end of year	$15.30	$16.09	$16.96	$16.22	$15.50

TOTAL INVESTMENT RETURN[1]	(0.23)%	0.03%	9.88%	10.47%	10.48%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.05%	1.03%	1.03%	1.04%	1.10%
Expenses after fees waived and before fees paid indirectly	1.06%	1.03%	1.03%	1.05%	1.10%
Expenses before fees waived and paid indirectly	1.06%	1.03%	1.03%	1.05%	1.10%
Net investment income after fees waived and paid indirectly and before preferred share dividends	5.62%	5.51%	5.85%	6.75%	7.59%
Preferred share dividends	1.25%	0.58%	0.48%	0.68%	1.56%
Net investment income available to common shareholders	4.37%	4.93%	5.37%	6.07%	6.03%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$180,876	$189,322	$192,958	$187,970	$184,600
Portfolio turnover	7%	0%	7%	31%	9%
Net assets of common shareholders, end of year (000)	$177,132	$186,424	$192,801	$192,337	$182,611
Preferred shares outstanding (000)	$109,550	$109,550	$109,550	$109,550	$109,550
Asset coverage per preferred share, end of year	$65,433	$67,549	$69,000	$68,893	$66,674

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[3]	Amounted to less than $0.01 per common share outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New York Municipal 2018 Term Trust (BLH)

					For the period
	Year Ended December 31,				October 30, 2001[1]
					through
	2005	2004	2003	2002	December 31, 2001[2]

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.77	$15.53	$15.11	$13.58	$14.33 [3]

Investment operations:
Net investment income	1.08	1.07	1.06	1.01	0.09
Net realized and unrealized gain (loss)	0.17	—	0.18	1.37	(0.61)
Dividends to preferred shareholders from:
Net investment income	(0.17)	(0.09)	(0.08)	(0.11)	(0.01)

Net increase (decrease) from investment operations	1.08	0.98	1.16	2.27	(0.53)

Dividends to common shareholders from:
Net investment income	(0.74)	(0.74)	(0.74)	(0.74)	(0.06)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.13)

Total capital charges	—	—	—	—	(0.16)

Net asset value, end of period	$16.11	$15.77	$15.53	$15.11	$13.58

Market price, end of period	$15.15	$14.82	$14.70	$13.46	$13.15

TOTAL INVESTMENT RETURN[4]	7.28%	5.94%	14.94%	7.96%	(11.94)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	1.06%	1.11%	1.12%	1.13%	1.15%[6]
Expenses after fees waived and before fees paid indirectly	1.08%	1.12%	1.14%	1.17%	1.15%
Expenses before fees waived and paid indirectly	1.08%	1.12%	1.14%	1.17%	1.15%[6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.73%	6.91%	7.03%	7.03%	3.73%[6]
Preferred share dividends	1.06%	0.57%	0.53%	0.80%	0.26%[6]
Net investment income available to common shareholders	5.67%	6.34%	6.50%	6.23%	3.47%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$58,434	$56,270	$54,510	$52,265	$47,959
Portfolio turnover	12%	0%	11%	41%	1%
Net assets of common shareholders, end of period (000)	$58,525	$57,303	$56,415	$54,881	$49,353
Preferred shares outstanding (000)	$31,400	$31,400	$31,400	$31,400	$31,400
Asset coverage per preferred share, end of period	$71,603	$70,626	$69,917	$68,702	$64,311

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Calculated using the average shares outstanding method.
[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[4]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Pennsylvania Strategic Municipal Trust (BPS)

	Year Ended December 31,

	2005	2004	2003	2002	2001

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$15.81	$16.09	$15.61	$14.65	$14.62

Investment operations:
Net investment income	0.97	1.07	1.12	1.17	1.17
Net realized and unrealized gain (loss)	(0.42)	(0.37)	0.30	0.73	(0.08)
Dividends to preferred shareholders from:
Net investment income	(0.19)	(0.09)	(0.07)	(0.11)	(0.24)

Net increase from investment operations	0.36	0.61	1.35	1.79	0.85

Dividends to common shareholders from:
Net investment income	(0.90)	(0.89)	(0.87)	(0.83)	(0.82)

Net asset value, end of year	$15.27	$15.81	$16.09	$15.61	$14.65

Market price, end of year	$15.85	$15.70	$15.12	$14.33	$14.03

TOTAL INVESTMENT RETURN[1]	7.02%	10.12%	11.91%	8.19%	13.12%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.13%	1.03%	1.12%	1.34%	1.11%
Expenses after fees waived and before fees paid indirectly	1.21%	1.08%	1.15%	1.36%	1.16%
Expenses before fees waived and paid indirectly	1.52%	1.47%	1.54%	1.75%	1.55%
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.28%	6.74%	7.09%	7.69%	7.86%
Preferred share dividends	1.22%	0.59%	0.46%	0.71%	1.63%
Net investment income available to common shareholders	5.06%	6.15%	6.63%	6.98%	6.23%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$31,283	$31,989	$31,892	$30,545	$30,122
Portfolio turnover	8%	5%	0%	7%	16%
Net assets of common shareholders, end of year (000)	$30,801	$31,857	$32,435	$31,454	$29,531
Preferred shares outstanding (000)	$17,500	$17,500	$17,500	$17,500	$17,500
Asset coverage per preferred share, end of year	$69,008	$70,513	$71,341	$69,939	$67,194

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization & Accounting Policies

          The BlackRock Insured Municipal 2008 Term Trust Inc. (“Municipal Insured 2008”), The BlackRock Insured Municipal Term Trust Inc. (“Insured Municipal”), The BlackRock Municipal Target Term Trust Inc. (“Municipal Target”), The BlackRock California Insured Municipal 2008 Term Trust Inc. (“California Insured 2008”) and The BlackRock New York Insured Municipal 2008 Term Trust Inc. (“New York Insured 2008”) were organized as Maryland corporations. BlackRock Municipal 2018 Term Trust (“Municipal 2018”), BlackRock Municipal 2020 Term Trust (“Municipal 2020”), The BlackRock Strategic Municipal Trust (“Municipal Strategic”), BlackRock California Municipal 2018 Term Trust (“California 2018”), BlackRock Florida Municipal 2020 Term Trust (“Florida 2020”), BlackRock New York Municipal 2018 Term Trust (“New York 2018”) and The BlackRock Pennsylvania Strategic Municipal Trust (“Pennsylvania Strategic”) were organized as Delaware statutory trusts. The BlackRock Florida Insured Municipal 2008 Term Trust (“Florida Insured 2008”) was organized as a Massachusetts business trust. Municipal Insured 2008, Insured Municipal, Municipal 2018, Municipal 2020, Municipal Target and Municipal Strategic are registered as diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. California Insured 2008, California 2018, Florida Insured 2008, Florida 2020, New York Insured 2008, New York 2018 and Pennsylvania Strategic are registered as non-diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. Municipal Insured 2008, California Insured 2008, Florida Insured 2008 and New York Insured 2008 are herein referred to as the 2008 Trusts. Municipal 2018, California 2018 and New York 2018 are herein referred to as the 2018 Trusts. Municipal 2020 and Florida 2020 are herein referred to as the 2020 Trusts. Municipal Strategic and Pennsylvania Strategic are herein referred to as the Strategic Trusts.

          The following is a summary of significant accounting policies followed by the Trusts.

Investments Valuation: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees or Board of Directors, as the case may be (each, a “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Any investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

          When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method, generally first-in, first-out, for both financial reporting and Federal income tax purposes. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

          Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Segregation: In cases in which the Investment Company Act of 1940 (the “1940 Act”), as amended, and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income and net realized capital gains, if any, to shareholders. For this reason no Federal income tax or excise tax provisions are required.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss car-ryforwards may be distributed in accordance with the 1940 Act. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 5.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees/Directors (“Trustees”) are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Trustees, these amounts are shown on the Statement of Assets and Liabilities as Investments in Affiliates. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

          The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Note 2. Agreements Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to the 2018 Trusts and 2020 Trusts. BlackRock, Inc. is an indirect majority owned subsidiary of The PNC Financial Services Group, Inc. The Investment Management Agreements for the 2018 Trusts, 2020 Trusts and Strategic Trusts cover both investment advisory and administration services. Each 2008 Trust, Insured Municipal Trust and Municipal Target Trust has an Administration Agreement with the Advisor.

          Each Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.35% for the 2008 Trusts, Insured Municipal Trust and Municipal Target Trust, 0.40% for the 2018 Trusts, 0.50% for the 2020 Trusts and 0.60% for the Strategic Trusts, of the Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses on the Strategic Trusts as a percentage of managed assets as follows: 0.25% for the first five years of each of the Trust’s operations, 0.20% in year six, 0.15% in year seven, 0.10% in year eight and 0.05% in year nine.

          The administration fee paid to the Advisor by the 2008 Trusts, Insured Municipal Trust and Municipal Target Trust is computed weekly and payable monthly based on an annual rate of 0.10% for each 2008 Trust and Insured Municipal Trust and 0.07% for Municipal Target Trust, of the Trusts’ average weekly managed assets.

          Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for costs of employees that provide pricing, secondary market support and compliance services to each Trust. For the year ended December 31, 2005, the Trusts reimbursed the Advisor the following amounts:

Trust	Amount	Trust	Amount

Municipal Insured 2008	$29,930	California 2018	$6,997
Insured Municipal	19,057	Florida Insured 2008	9,366
Municipal 2018	15,118	Florida 2020	5,110
Municipal 2020	16,502	New York Insured 2008	12,563
Municipal Target	35,040	New York 2018	3,553
Municipal Strategic	6,979	Pennsylvania Strategic	2,373
California Insured 2008	11,713

          Pursuant to the terms of the custody agreement, each Trust received earning credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

Note 3. Portfolio Investments Purchases and sales of investment securities, other than short-term investments and U.S. government securities, for the year ended December 31, 2005, were as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Municipal Insured 2008	$15,319,486	$55,484,196	California 2018	$12,853,604	$14,287,929
Insured Municipal	—	31,422,089	Florida Insured 2008	—	13,225,640
Municipal 2018	54,416,605	66,928,842	Florida 2020	—	6,506,088
Municipal 2020	64,323,101	66,240,736	New York Insured 2008	17,056,899	32,302,889
Municipal Target	23,551,057	116,654,564	New York 2018	12,358,441	10,940,876
Municipal Strategic	164,288,590	175,463,068	Pennsylvania Strategic	3,018,790	5,645,515
California Insured 2008	—	—

          There were no purchases or sales of U.S. government securities for the year ended December 31, 2005.

Note 4. Income Tax Information The tax character of distributions paid, to both common and preferred shareholders, during the year ended December 31, 2005, and the period ended December 31, 2004, were as follows:

	Year ended December 31, 2005

Distributions Paid From:	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total Distributions

Municipal Insured 2008	$27,486,421	$—	$—	$27,486,421
Insured Municipal	18,654,095	—	485,824	19,139,919
Municipal 2018	16,607,588	—	—	16,607,588
Municipal 2020	21,646,656	—	—	21,646,656
Municipal Target	24,184,574	—	54,095	24,238,669
Municipal Strategic	8,877,744	—	—	8,877,744
California Insured 2008	10,124,030	—	67,337	10,191,367
California 2018	5,870,955	—	—	5,870,955
Florida Insured 2008	8,438,402	—	74,234	8,512,636
Florida 2020	5,282,477	183,445	172,541	5,638,463
New York Insured 2008	10,705,322	—	71,879	10,777,201
New York 2018	3,289,900	—	—	3,289,900
Pennsylvania Strategic	2,187,871	—	—	2,187,871

	Year ended December 31, 2004

Municipal Insured 2008	26,619,425	—	1,894,315	28,513,740
Insured Municipal	17,037,771	—	812,492	17,850,263
Municipal 2018	13,984,481	—	—	13,984,481
Municipal 2020	21,054,806	—	—	21,054,806
Municipal Target	25,726,694	—	533,877	26,260,571
Municipal Strategic	7,612,041	—	—	7,612,041
California Insured 2008	9,051,950	—	324,195	9,376,145
California 2018	5,263,705	—	—	5,263,705
Florida Insured 2008	7,309,322	—	700,253	8,009,575
Florida 2020	5,552,053	—	—	5,552,053
New York Insured 2008	10,262,252	—	697,742	10,959,994
New York 2018	2,990,333	—	—	2,990,333
Pennsylvania Strategic	1,976,299	—	—	1,976,299

          As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Trust	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-term Gains	Unrealized Net Appreciation

Municipal Insured 2008	$22,045,891	$—	$365,323	$32,133,059
Insured Municipal	13,103,090	—	92,133	19,309,233
Municipal 2018	17,633,490	—	—	13,232,434
Municipal 2020	1,594,697	—	—	20,710,176
Municipal Target	22,858,518	—	—	17,846,206
Municipal Strategic	4,965,526	—	—	8,644,408
California Insured 2008	8,001,451	—	—	12,817,381
California 2018	4,419,611	—	—	5,504,153
Florida Insured 2008	4,623,461	—	20,001	5,659,645
Florida 2020	—	—	—	5,031,134
New York Insured 2008	9,125,677	—	27,602	11,918,141
New York 2018	3,085,642	—	—	5,309,027
Pennsylvania Strategic	775,456	—	—	2,580,127

          For Federal income tax purposes, the following Trusts had capital loss carryforwards at December 31, 2005, the Trusts’ last tax year-end (other than the 2020 Trusts and Strategic Trusts, each of which has a tax year-end of June 30th). These amounts may be used to offset future realized capital gains, if any:

Trust	Capital Loss Carryforward Amount	Expires	Trust	Capital Loss Carryforward Amount	Expires

Municipal 2018	$6,633,095	2012	California 2018	$1,287,186	2010

Municipal 2020	$273,311	2012		1,444,501	2012
	4,327,082	2013		588,861	2013

	$4,600,393			$3,320,548

Municipal Target	$15,179	2013	Florida 2020	$1,569,623	2013

Municipal Strategic	$78,019	2008	New York 2018	$333,794	2010
	1,802,842	2009		431,368	2011
	760,288	2010		590,480	2012

	2,477,786	2012		$1,355,642

	1,056,584	2013	Pennsylvania Strategic	$87,565	2009

	$6,175,519			408,700	2010
				747,259	2013

				$1,243,524

          Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts.

Reclassification of Capital Accounts: In order to present undistributed (distribution in excess of) net investment income (“UNII”) and accumulated net realized gain (“Accumulated Gain”) more closely to its tax character, the following accounts for each Trust were increased (decreased):

Trust	UNII	Accumulated Gain	Trust	UNII	Accumulated Gain

Municipal Insured 2008	$(1,475)	$1,475	California 2018	$—	$—
Insured Municipal	(2,557)	2,557	Florida Insured 2008	(5,730)	5,730
Municipal 2018	3,922	(3,922)	Florida 2020	(24)	24
Municipal 2020	(9,281)	9,281	New York Insured 2008	52	(52)
Municipal Target	(72)	72	New York 2018	—	—
Municipal Strategic	(99,020)	99,020	Pennsylvania Strategic	(24,832)	24,832
California Insured 2008	41	(41)

Note 5. Capital There are 200 million of $0.01 par value common shares authorized for each of the 2008 Trusts, Insured Municipal and Municipal Target. There are an unlimited number of $0.001 par value common shares authorized for each of the 2018 Trusts, 2020 Trusts and Strategic Trusts. Each Trust may classify or reclassify any unissued common shares into one or more series of preferred shares. At December 31, 2005, the common shares outstanding and the shares owned by affiliates of the Advisor of each Trust were as follows:

Trust	Common Shares Outstanding	Common Shares Owned	Trust	Common Shares Outstanding	Common Shares Owned

Municipal Insured 2008	27,707,093	—	California 2018	6,433,028	—
Insured Municipal	25,885,639	—	Florida Insured 2008	8,707,093	—
Municipal 2018	15,908,028	—	Florida 2020	5,562,128	8,028
Municipal 2020	20,236,628	8,028	New York Insured 2008	11,257,093	—
Municipal Target	45,410,639	—	New York 2018	3,633,028	—
Municipal Strategic	7,250,606	—	Pennsylvania Strategic	2,016,632	—
California Insured 2008	10,407,093	—

          During the year ended December 31, 2005, Municipal Strategic and Pennsylvania Strategic issued additional shares under their dividend reinvestment plans of 8,345 and 1,140, respectively. There were no transactions in common shares of beneficial interest for the year ended December 31, 2004.

          As of December 31, 2005, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares	Trust	Series	Shares

Municipal Insured 2008	T7	4,660	Municipal Strategic	W7	2,480
	R7	2,060	California Insured 2008	W7	2,622
	T28	2,060		W28	1,560
	R28	2,060	California 2018	M7	2,221
Insured Municipal	M7	4,216	Florida Insured 2008	R7	3,366
	M28	2,600	Florida 2020	F7	1,956
Municipal 2018	W7	2,752	New York Insured 2008	F7	2,672
	R7	2,752		F28	1,710
Municipal 2020	M7	2,368	New York 2018	T7	1,256
	W7	2,368	Pennsylvania Strategic	W7	700
	F7	2,368
Municipal Target	W7	5,964

          Dividends on 7-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. Dividends on 28-day preferred shares are cumulative at a rate which is reset every 28 days based on the results of an auction. The dividend ranges on the preferred shares for each of the Trusts for the year ended December 31, 2005, were as follows:

Trust	Series	Low	High	Average	Trust	Series	Low	High	Average

Municipal Insured 2008	T7	0.70%	3.40%	2.12%	Municipal Strategic	W7	1.50%	3.35%	2.31%
	R7	1.00	2.78	2.07	California Insured 2008	W7	1.10	3.28	1.99
	T28	1.60	2.89	2.37		W28	1.39	2.48	2.09
	R28	1.79	3.06	2.31	California 2018	M7	1.00	3.60	2.10
Insured Municipal	M7	1.30	3.45	2.30	Florida Insured 2008	R7	1.00	3.25	2.31
	M28	1.69	3.12	2.39	Florida 2020	F7	1.60	3.30	2.37
Municipal 2018	W7	1.40	3.09	2.31	New York Insured 2008	F7	1.00	3.55	2.07
	R7	1.65	3.55	2.37		F28	1.54	2.95	2.23
Municipal 2020	M7	1.60	3.30	2.38	New York 2018	T7	0.99	2.80	1.99
	W7	1.50	3.35	2.32	Pennsylvania Strategic	W7	1.00	3.45	2.19
	F7	1.60	3.20	2.34
Municipal Target	W7	1.25	3.35	2.21

          A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

          The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Declaration of Trust/Articles Supplementary, are not satisfied.

          The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Directors/Trustees for each Trust. In addition, the 1940 Act, as amended, requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

          On February 7, 2005, Municipal Target Trust’s Board approved the redemption of all of the 3,000 W28 preferred shares outstanding in preparation for its termination on or about December 31, 2006. The shares were redeemed at a price of $25,000 per share (an aggregate price of $75,000,000) plus any accrued and unpaid dividends through the redemption date on March 10, 2005. On October 6, 2005, the Board approved the redemption of all of the 3,000 F7 preferred shares outstanding in preparation for its termination on or about December 31, 2006. The shares were redeemed at a price of $25,000 per share (an aggregate price of $75,000,000) plus any accrued and unpaid dividends through the redemption date on November 7, 2005. Management believes that the redemption of the W28 and F7 preferred shares will not affect the Municipal Target Trust’s ability to satisfy the terms of the remaining preferred shares outstanding.

Note 6. Dividends Subsequent to December 31, 2005, the Board of each Trust declared dividends from undistributed earnings per common share payable February 1, 2006, to shareholders of record on January 4, 2006. The per share common dividends declared were:

Trust	Common Dividend Per Share	Trust	Common Dividend Per Share

Municipal Insured 2008	$0.066250	California 2018	$0.061250
Insured Municipal	0.047917	Florida Insured 2008	0.062500
Municipal 2018	0.075500	Florida 2020	0.055625
Municipal 2020	0.066250	New York Insured 2008	0.062500
Municipal Target	0.031125	New York 2018	0.061250
Municipal Strategic	0.091625	Pennsylvania Strategic	0.075500
California Insured 2008	0.064375

          The dividends declared on preferred shares for the period January 1, 2006 to January 31, 2006, for each of the Trusts were as follows:

Trust	Series	Dividends Declared	Trust	Series	Dividends Declared

Municipal Insured 2008	T7	261,379	California Insured 2008	W7	147,461
	T28	114,165		W28	74,194
	R7	103,227	California 2018	M7	161,866
	R28	120,881	Florida Insured 2008	R7	158,438
Insured Municipal	M7	305,618	Florida 2020	F7	134,749
	M28	144,612	New York Insured 2008	F7	191,288
Municipal 2018	W7	159,809		F28	93,281
	R7	164,680	New York 2018	T7	62,046
Municipal 2020	M7	176,748	Pennsylvania Strategic	W7	41,580
	W7	136,518
	F7	167,962
Municipal Target	W7	335,992
Municipal Strategic	W7	146,122

Note 7. Subsequent Event On January 3, 2006, Municipal Target Trust’s Board approved the redemption of all of the 5,964 W7 preferred shares outstanding in preparation for its termination on or about December 31, 2006. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on February 2, 2006 (an aggregate price of $149,180,037). Management believes that the redemption of the W7 preferred shares will not affect the Municipal Target Trust’s ability to satisfy the terms of the remaining preferred shares outstanding.

Note 8. Concentration Risk The Trusts concentrate their investments in securities issued by state agencies, other governmental entities and U.S. Territories. The Trusts are more susceptible to adverse financial, social, environmental, economic, regulatory and political factors that may affect these states, which could seriously affect the ability of these states and their municipal subdivisions to meet continuing obligations for principle and interest payments, than if the Trusts were not concentrated in securities issued by state agencies, other governmental entities and U.S. Territories.

          Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Portfolios of Investments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of:

BlackRock Insured Municipal 2008 Term Trust
BlackRock Insured Municipal Term Trust
BlackRock Municipal 2018 Term Trust
BlackRock Municipal 2020 Term Trust
BlackRock Municipal Target Term Trust
BlackRock Strategic Target Term Trust
BlackRock California Insured Municipal 2008 Term Trust
BlackRock California Municipal 2018 Term Trust
BlackRock Florida Insured Municipal 2008 Term Trust
BlackRock Florida Municipal 2020 Term Trust
BlackRock New York Insured Municipal 2008 Term Trust
BlackRock New York Municipal 2018 Term Trust
BlackRock Pennsylvania Strategic Municipal Trust
(Collectively the “Trusts”)

          We have audited the accompanying statements of assets and liabilities of the Trusts, including the portfolios of investments, as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trustsí management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trusts as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

February 27, 2006

DIRECTORS/TRUSTEES INFORMATION (Unaudited)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios over- seen within the fund complex[1]	Other Directorships held outside the fund complex	Events or transactions by reason of which the Trustee is an interested person as defined in Section 2(a) (19) of the 1940 Act

Interested Trustees[2]

Ralph L. Schlosstein BlackRock, Inc. 40 East 52nd Street New York, NY 10022 Age: 54	Chairman of the Board[3]	3 years4 / since inception	Director since 1999 and President of BlackRock, Inc. since its formation in 1998 and of BlackRock, Inc.’s predecessor entities since 1988. Member of the Management Committee and Investment Strategy Group of BlackRock, Inc. Formerly, Managing Director of Lehman Brothers, Inc. and Co-head of its Mortgage and Savings Institutions Group. Chairman and President of the BlackRock Liquidity Funds and Director of several of BlackRock’s alternative investment vehicles.	65

Member of the Visiting Board of Overseers of the John F. Kennedy School of Government at Harvard University, a member of the board of the Financial Institutions Center of The Wharton School of the University of Pennsylvania, a trustee of the American Museum of Natural History, a trustee of Trinity School in New York City, a member of the Board of Advisors of Marujupu LLC, and a trustee of New Visions for Public Education, The Public Theater in New York City and the James Beard Foundation. Formerly, a director of Pulte Corporation, the nation’s largest home- builder, a Trustee of Denison University and a member of Fannie Mae’s Advisory Council.

						Director and President of the Advisor.

Robert S. Kapito BlackRock Inc. 40 East 52nd Street New York, NY 10022 Age: 48	President and Trustee	3 years4/ since August 22, 2002	Vice Chairman of BlackRock, Inc. Head of the Portfolio Management Group. Also a member of the Management Committee, the Investment Strategy Group, the Fixed Income and Global Operating Committees and the Equity Investment Strategy Group. Responsible for the portfolio management of the Fixed Income, Domestic Equity and International Equity, Liquidity, and Alternative Investment Groups of BlackRock.	55	Chairman of the Hope and Heroes Children’s Cancer Fund. President of the Board of Directors of the Periwinkle National Theatre for Young Audiences.	Director and Vice Chairman of the Advisor.

DIRECTORS/TRUSTEES INFORMATION (Unaudited) (Continued)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios overseen within the fund complex[1]	Other Directorships held outside the fund complex

Independent Trustees

Andrew F. Brimmer P.O. Box 4546 New York, NY 10163-4546 Age: 79	Lead Trustee Audit Committee Chairman[5]	3 years4 / since inception	President of Brimmer & Company, Inc., a Washington, D.C.-based economic and financial consulting firm, also Wilmer D. Barrett Professor of Economics, University of Massachusetts – Amherst. Formerly member of the Board of Governors of the Federal Reserve System. Former Chairman, District of Columbia Financial Control Board.	55

Director of CarrAmerica Realty Corporation and Borg-Warner Automotive. Formerly Director of Airborne Express, BankAmerica Corporation (Bank of America), BellSouth Corporation, College Retirement Equities Fund (Trustee), Commodity Exchange, Inc. (Public Governor), Connecticut Mutual Life Insurance Company, E.I. du Pont de Nemours & Company, Equitable Life Assurance Society of the United States, Gannett Company, Mercedes-Benz of North America, MNC Financial Corporation (American Security Bank), NCM Capital Management, Navistar International Corporation, PHH Corp. and UAL Corporation (United Airlines).

Richard E. Cavanagh P.O. Box 4546 New York, NY 10163-4546 Age: 59	Trustee Audit Committee Member	3 years4 / since inception[6]	President and Chief Executive Officer of The Conference Board, Inc., a leading global business research organization, from 1995-present. Former Executive Dean of the John F. Kennedy School of Government at Harvard University from 1988-1995. Acting Director, Harvard Center for Business and Government (1991-1993). Formerly Partner (principal) of McKinsey & Company, Inc. (1980-1988). Former Executive Director of Federal Cash Management, White House Office of Management and Budget (1977-1979). Co-author, THE WINNING PERFORMANCE (best selling management book published in 13 national editions).	55	Trustee of Aircraft Finance Trust (AFT) and Chairman of Educational Testing Service (ETS). Director, Arch Chemicals, Fremont Group and The Guardian Life Insurance Company of America.

Kent Dixon P.O. Box 4546 New York, NY 10163-4546 Age: 68	Trustee Audit Committee Member[5]	3 years4 / since inception	Consultant/Investor. Former President and Chief Executive Officer of Empire Federal Savings Bank of America and Banc PLUS Savings Association, former Chairman of the Board, President and Chief Executive Officer of Northeast Savings.	55	Former Director of ISFA (the owner of INVEST, a national securities broker- age service designed for banks and thrift institutions).

Frank J. Fabozzi P.O. Box 4546 New York, NY 10163-4546 Age: 57	Trustee Audit Committee Member[5]	3 years4 / since inception	Consultant. Editor of THE JOURNAL OF PORTFOLIO MANAGEMENT and Adjunct Professor of Finance and Becton Fellow at the School of Management at Yale University. Author and editor of several books on fixed income portfolio management. Visiting Professor of Finance and Accounting at the Sloan School of Management, Massachusetts Institute of Technology from 1986 to August 1992.	55	Director, Guardian Mutual Funds Group (18 portfolios).

DIRECTORS/TRUSTEES INFORMATION (Unaudited) (Continued)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios overseen within the fund complex[1]	Other Directorships held outside the fund complex

Independent Trustees (continued)

Kathleen F. Feldstein P.O. Box 4546 New York, NY 10163-4546 Age: 63	Trustee	3 years4 / since January 19, 2005[7]	President of Economics Studies, Inc., a Belmont, MA-based private economic consulting firm, since 1987; Chair, Board of Trustees, McLean Hospital in Belmont, MA.	55

Director of BellSouth Inc. and Knight Ridder, Inc.; Trustee of the Museum of Fine Arts, Boston, Committee for Economic Development and Partners HealthCare Inc., Corporation Member of Sherrill House, Inc.; Member of the Visiting Committee of the Harvard University Art Museums and of the Advisory Board to the International School of Business at Brandeis University.

R. Glenn Hubbard P.O. Box 4546 New York, NY 10163-4547 Age: 47	Trustee	3 years4 / since November 16, 2004

Dean of Columbia Business School since July 1, 2004. Columbia faculty member since 1988. Co-director of Columbia Business School’s Entrepreneurship Program 1994-1997. Visiting professor at the John F. Kennedy School of Government at Harvard and the Harvard Business School, as well as the University of Chicago. Visiting scholar at the American Enterprise Institute in Washington and member of International Advisory Board of the MBA Program of Ben-Gurion University. Deputy assistant secretary of the U.S. Treasury Department for Tax Policy 1991-1993. Chairman of the U.S. Council of Economic Advisers under the President of the United States 2001–2003.

				55

Director of ADP, Dex Media, Duke Realty, KKR Financial Corporation, and Ripplewood Holdings. Advisory boards of the Congressional Budget Office, the Council on Competitiveness, the American Council on Capital Formation, the Tax Foundation and the Center for Addiction and Substance Abuse. Trustee of Fifth Avenue Presbyterian Church of New York.

James Clayburn La Force, Jr. P.O. Box 4546 New York, NY 10163-4546 Age: 76	Trustee[8]	3 years4 / since inception	Dean Emeritus of the John E. Anderson Graduate School of Management, University of California since July 1, 1993. Acting Dean of the School of Business, Hong Kong University of Science and Technology 1990-1993. From 1978 to September 1993, Dean of the John E. Anderson Graduate School of Management, University of California.	55

Former director of First Nationwide Bank, Eli Lilly & Company, National Intergroup, Rockwell International, Cyprus Mines, Getty Oil Company, The Timken Company, Jacobs Engineering Group, and Motor Cargo Industries.

Walter F. Mondale P.O. Box 4546 New York, NY 10163-4546 Age: 77	Trustee[8]	3 years4 / since inception[9]	Senior Counsel, Dorsey & Whitney, LLP, a law firm (January 2004-present); Partner, Dorsey & Whitney, LLP, (December 1996-December 2003, September 1987-August 1993). Formerly U.S. Ambassador to Japan (1993-1996). Formerly Vice President of the United States, U.S. Senator and Attorney General of the State of Minnesota. 1984 Democratic Nominee for President of the United States.	55

Chairman of Panasonic Foundation’s Board of Directors and Director of United Health Foundation. Member of the Hubert H. Humphrey Institute of Public Affairs Advisory Board, The Mike and Maureen Mansfield Foundation and the Dean’s Board of Visitors of the Medical School at the University of Minnesota.

[1]

The Fund Complex means two or more registered investment companies that: (1) hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

[2]	Interested Director/Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.
[3]	Director/Trustee since inception; appointed Chairman of the Board on August 22, 2002.
[4]	The Board is classified into three classes of which one class is elected annually. Each Trustee serves a three-year term concurrent with the class from which they are elected.
[5]

The Board of each Trust has determined that each Trust has three Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer, Mr. Dixon and Mr. Fabozzi, each of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

[6]	For the 2008 Trusts, Insured Municipal Trust and Municipal Target Trust appointed Trustee on August 11, 1994.
[7]	Advisory Board Member until elected Trustee on May 26, 2005.
[8]	Mr. LaForce and Mr. Mondale retired from the Board on February 23, 2006.
[9]	Except during the periods August 12, 1993 through April 15, 1997 and October 31, 2002 through November 11, 2002 for all of the Trusts.

DIVIDEND REINVESTMENT PLANS

          Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders of the 2008 Trusts, Insured Municipal and Municipal Target may elect, while the common shareholders of the 2018 Trusts, 2020 Trusts and Strategic Trusts are automatically enrolled, to have all distributions of dividends and capital gains reinvested by Computershare Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

          After a 2008 Trust, Insured Municipal, 2018 Trust, 2020 Trust and/or Municipal Target declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). These Trusts will not issue any new shares under the Plan.

          After a Strategic Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open market purchases.

          Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

          The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

          Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021, or by calling (800) 699-1BFM.

ADDITIONAL INFORMATION

          The Joint Annual Meeting of Shareholders was held on May 26, 2005, to elect a certain number of Directors/Trustees for each of the following Trusts to three-year terms, unless otherwise indicated, expiring in 2008:

Municipal Insured 2008

Elected the Class I Director as follows:

Director	Votes For	Votes Withheld

R. Glenn Hubbard[1]	25,134,043	950,502

Elected the Class II Director as follows:

Director	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	25,127,028	957,517

Elected the Class III Directors as follows:

Director	Votes For	Votes Withheld

Andrew F. Brimmer	25,125,347	959,198
Kent Dixon	25,151,329	933,216
Robert S. Kapito	25,151,737	932,808

Insured Municipal

Elected the Class I Directors as follows:

Director	Votes For	Votes Withheld

Richard E. Cavanagh[2]	6,279	14
R. Glenn Hubbard	24,505,715	322,870
James Clayburn La Force, Jr.	24,490,729	337,856

Elected the Class II Director as follows:

Director	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	24,491,783	336,802

Municipal 2018

Elected the Class I Trustees as follows:

Trustee	Votes For	Votes Withheld

Richard E. Cavanagh[2]	5,165	176
R. Glenn Hubbard	15,565,463	205,676
James Clayburn La Force, Jr.	15,559,484	211,655

Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	15,548,699	222,440

Municipal 2020

Elected the Class II Trustees as follows:

Trustee	Votes For	Votes Withheld

Frank J. Fabozzi[2]	6,951	13
Kathleen F. Feldstein	19,748,832	357,782
Walter F. Mondale	19,714,249	392,365
Ralph L. Schlosstein	19,750,067	356,547

Municpal Target

Elected the Class I Directors as follows:

Director	Votes For	Votes Withheld

Richard E. Cavanagh[2]	11,303	25
R. Glenn Hubbard	42,403,512	794,365
James Clayburn La Force, Jr.	42,357,139	840,738

Elected the Class II Director as follows:

Director	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	42,376,847	821,030

Municipal Strategic

Elected the Class II Trustees as follows:

Trustee	Votes For	Votes Withheld

Frank J. Fabozzi[2]	2,244	1
Kathleen F. Feldstein	6,830,641	94,495
Walter F. Mondale	6,821,510	103,626
Ralph L. Schlosstein	6,845,647	79,489

California Insured 2008

Elected the Class I Director as follows:

Director	Votes For	Votes Withheld

R. Glenn Hubbard[1]	10,059,947	95,837

Elected the Class II Director as follows:

Director	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	10,060,327	95,457

Elected the Class III Directors as follows:

Director	Votes For	Votes Withheld

Andrew F. Brimmer	10,060,039	95,745
Kent Dixon	10,061,382	94,402
Robert S. Kapito	10,061,147	94,637

California 2018

Elected the Class I Trustees as follows:

Trustee	Votes For	Votes Withheld

Richard E. Cavanagh[2]	2,209	—
R. Glenn Hubbard	6,384,551	28,322
James Clayburn La Force, Jr.	6,387,185	25,688

Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	6,385,099	27,774

Florida Insured 2008

Elected the Class III Trustees as follows:

Trustee	Votes For	Votes Withheld

Andrew F. Brimmer	8,346,838	139,035
Kent Dixon	8,388,849	97,024
Robert S. Kapito	8,336,725	149,148

Florida 2020

Elected the Class II Trustees as follows:

Trustee	Votes For	Votes Withheld

Frank J. Fabozzi[2]	1,956	—
Kathleen F. Feldstein	5,379,180	53,584
Walter F. Mondale	5,374,513	58,251
Ralph L. Schlosstein	5,382,180	50,584

New York Insured 2008

Elected the Class I Director as follows:

Director	Votes For	Votes Withheld

R. Glenn Hubbard[1]	9,579,899	662,980

Elected the Class II Director as follows:

Director	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	9,586,065	656,814

Elected the Class III Directors as follows:

Director	Votes For	Votes Withheld

Andrew F. Brimmer	9,587,623	655,256
Kent Dixon	9,589,440	653,439
Robert S. Kapito	9,595,362	647,517

New York 2018

Elected the Class I Trustees as follows:

Trustee	Votes For	Votes Withheld

Richard E. Cavanagh[2]	1,248	8
R. Glenn Hubbard	3,441,271	35,120
James Clayburn La Force, Jr.	3,441,271	35,120

Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	3,436,717	39,674

Pennsylvania Strategic

Elected the Class II Trustees as follows:

Trustee	Votes For	Votes Withheld

Frank J. Fabozzi[2]	545	8
Kathleen F. Feldstein	1,922,351	20,480
Walter F. Mondale	1,915,862	26,969
Ralph L. Schlosstein	1,926,187	16,644

[1]

Mr. Hubbard and Ms. Feldstein will serve until the end of the term for the Class of Directors/Trustees to which they were elected, if such class was not standing for election at the May 26, 2005, Annual Shareholder Meeting.

[2]	Voted on by the holders of preferred shares only.

          The following Trusts had an additional proposal (Proposal #2A) to amend its respective Declaration of Trust in order to change the maximum number of permitted Trustees allowed on its respective Board to 11:

	Votes For	Votes Against	Votes Withheld

Municipal 2018	15,175,519	341,201	254,418
Municipal 2020	19,317,546	506,803	282,264
California 2018	6,322,300	52,424	38,149
Florida 2020	5,292,795	96,583	43,386
New York 2018	3,406,203	42,537	27,651

          The following Trust had an additional proposal (Proposal #2B) to amend its Declaration of Trust in order to reduce the maximum number of permitted Trustees allowed on its Board from 15 to 11:

	Votes For	Votes Against	Votes Withheld

Florida Insured 2008	8,324,731	97,491	63,651

          BlackRock, Inc. and Merrill Lynch & Co., Inc. (“Merrill Lynch”) announced on February 15, 2006 that they had reached an agreement to merge Merrill Lynch’s investment management business, Merrill Lynch Investment Managers, with BlackRock, Inc. to create a new independent company. Merrill Lynch will have a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. (“PNC”), which currently holds a majority interest in BlackRock, Inc., will have approximately a 34% economic and voting interest. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of BlackRock’s board in order to assure its independence. Completion of the transaction is subject to various regulatory approvals, client consents, approval by BlackRock, Inc. shareholders and customary conditions. In the event it is determined that the transaction would constitute an assignment of the investment management agreement between the Trusts and BlackRock Advisors, Inc. and the sub-investment advisory agreement by and among the Trusts, BlackRock Advisors, Inc. and BlackRock Financial Management, Inc., the agreements would automatically terminate upon closing of the merger and new agreements would need to be approved by the board of trustees and shareholders of the Trusts. BlackRock, Inc. believes and is discussing its views with the staff of the Securities and Exchange Commission that completion of the transaction should not cause an assignment of these agreements.

          Each Trust listed for trading on the New York Stock Exchange (NYSE) has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards and each Trust listed for trading on the American Stock Exchange (AMEX) has filed with the AMEX its corporate governance certification regarding compliance with the AMEX’s listing standards. All of the Trusts have filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

          The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’ share are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

          During the period, there were no material changes in the Trusts’ investment objectives or policies or to their charters or by-laws that have not been approved by the shareholders or in the principle risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolio.

          Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/indiv/products/closedendfunds/funds.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

          Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Kevin M. Klingert—Director of the Advisor and Managing Director of the Advisor and the Sub-Advisor, Henry Gabbay, Anne Ackerley and Bartholomew Battista—Managing Directors of the Advisor and the Sub-Advisor, James Kong and Vincent Tritto—Managing Directors of the Sub-Advisor, and Brian P. Kindelan—Managing Director of the Advisor.

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BlackRock Closed-End Funds

Directors/Trustees
     Ralph L. Schlosstein, Chairman
     Andrew F. Brimmer
     Richard E. Cavanagh
     Kent Dixon
     Frank J. Fabozzi
     Kathleen F. Feldstein
     R. Glenn Hubbard
     Robert S. Kapito
     James Clayburn La Force, Jr.
     Walter F. Mondale
Officers
     Robert S. Kapito, President
     Henry Gabbay, Treasurer
     Bartholomew Battista, Chief Compliance
        Officer
     Anne Ackerley, Vice President
     Kevin M. Klingert, Vice President
     James Kong, Assistant Treasurer
     Vincent B. Tritto, Secretary
     Brian P. Kindelan, Assistant Secretary

Investment Advisor
     BlackRock Advisors, Inc.
     100 Bellevue Parkway
     Wilmington, DE 19809
     (800) 227-7BFM

Sub-Advisor[1]      BlackRock Financial Management, Inc.
     40 East 52nd Street
     New York, NY 10022
Accounting Agent and Custodian
     State Street Bank and Trust Company
     2 Avenue De Lafayette
     Boston, MA 02111

Transfer Agent
     Computershare Trust Company, N.A.
     250 Royall Street
     Canton, MA 02021
      (800) 699-1BFM

Auction Agent[1]      Bank of New York
     101 Barclay Street, 7 West
     New York, NY 10286

 Auction Agent[2]      Deutsche Bank Trust Company Americas
     60 Wall Street, 27th Floor
     New York, NY 10005

Independent Registered Public Accounting Firm
     Deloitte & Touche LLP
     200 Berkeley Street
     Boston, MA 02116

Legal Counsel
     Skadden, Arps, Slate, Meagher & Flom LLP
     4 Times Square
     New York, NY 10036

Legal Counsel – Independent Trustees
     Debevoise & Plimpton LLP
     919 Third Avenue
     New York, NY 10022

     This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

[1]	For the 2018 Trusts and 2020 Trusts.
[2]	For the Trusts, except the 2018 Trusts and 2020 Trusts.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Form N-Q may also be obtained upon request, without charge, by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-ANN-4

Item 2. Code of Ethics.

(a)      The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)      Not applicable.

(c)      The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)      The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)      Not applicable.

(f)      The Registrant's Code of Ethics is attached as Exhibit 99.CODEETH hereto.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that it has three audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee: Dr. Andrew F. Brimmer, Kent Dixon and Frank Fabozzi. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $31,300 for the fiscal year ended December 31, 2005 and $31,400 for the fiscal year ended December 31, 2004.

(b)      Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $2,200 for the fiscal year ended December 31, 2005 and $4,300 for the fiscal year ended December 31, 2004. The nature of these services was attest services not required by statute or regulation, overhead and out-of-pocket expenses.

(c)      Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $7,700 for the fiscal year ended December 31, 2005 and $7,400 for the fiscal year ended December 31, 2004. The nature of these services was federal, state and local income and excise tax return preparation and related advice and planning and miscellaneous tax advice.

(d)      All Other Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant were $1,900 for the fiscal year ended December 31, 2005 and $0 for the fiscal year ended December 31, 2004. The nature of these fees were the Registrant and the Advisor, BlackRock, Inc., hired the principal accountant to conduct a complete review of the Registrant’s and the Advisor’s compliance procedures and provide an attestation regarding such review.

(e)      Audit Committee Pre-Approval Policies and Procedures.

          (1) The Registrant has polices and procedures (the "Policy") for the pre-approval by the Registrant's Audit Committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Registrant’s independent auditor (the "Independent Auditor") to the Registrant and other "Covered Entities" (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the "Service Pre-Approval Documents"). At its first meeting of each calendar year, the Audit Committee will approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

          For the purposes of the Policy, "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Registrant and (B) all engagements for non-audit services that directly impacted the operations and financial reporting or the Registrant to be provided by the Independent Auditor to any Covered Entity. "Covered Entities" means (1) BlackRock Advisors, Inc. (the “Advisor”) or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Registrant.

          In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Audit Committee may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

          Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

          The terms and fees of the annual Audit services engagement for the Registrant are subject to the specific pre-approval of the Audit Committee. The Audit Committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Registrant structure or other matters.

          In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Registrant not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

          Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Registrant and, to the extent they are Covered Services, the other Covered Entities or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

          The Audit Committee believes that the Independent Auditor can provide Tax services to the Registrant and Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

          All Other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

          Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the Registrant or the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission ("SEC") on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

          (2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not applicable.

(g)      The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, the Advisor (except for any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant for each of the last two fiscal years were $8,900 for the fiscal year ended December 31, 2005 and $11,700 for the fiscal year ended December 31, 2004.

(h)      The Registrant's Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Audit Committee of the Registrant is comprised of: Dr. Andrew F. Brimmer; Richard E. Cavanagh; Kent Dixon and Frank J. Fabozzi.

Item 6. Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, BlackRock Advisors, Inc. (the "Advisor") and its sub-advisor, BlackRock Financial Management, Inc. (the "Sub-Advisor"). The Proxy Voting Policies and Procedures of the Advisor and Sub-Advisor (the "Proxy Voting Policies") are attached as an Exhibit 99.PROXYPOL hereto.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a)(1) The fund management team is led by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibilities: Kevin Klingert, Managing Director of BFM since 1996, James McGinley, Managing Director of BFM since 2004 and F. Howard Downs, Director of BFM since 2004.

     Mr. Klingert is the head of the municipal bond team. Mr. Klingert serves as a Vice President for BlackRock’s family of closed-end tax-exempt mutual funds. He has been a member of BlackRock’s Management Committee since 1996 and is also a member of the Investment Strategy Group, the Liquidity Credit Review Committee and the Cash Management Operating Committee. His areas of expertise include general obligation bonds (GOs), revenue bonds and tax-exempt derivative securities. He is also primarily responsible for municipal investments in open-end mutual funds, closed-end mutual funds, institutional accounts and high net worth accounts. He joined BlackRock in 1991 and has been managing the Registrant since 1995.

     Mr. McGinley is a member of the Investment Strategy Group. Mr. McGinley’s primary responsibilities include managing taxable client portfolios, with a sector emphasis on municipal securities, managing closed and open-end municipal bond funds, and managing municipal alternative products. Prior to joining BlackRock in 1999, he was a Vice President of Municipal Trading and Manager of the Municipal Strategy Group with Prudential Securities, responsible for trading a customer focused municipal cash position as well as a proprietary municipal account. Mr. McGinley has been a co-manager of the Registrant since January 2003.

     Mr. Downs is a member of the Portfolio Management Group responsible for various municipal closed-end portfolios and high net worth accounts. He joined BFM in 1999. Mr. Downs was a Vice President at William E. Simon and Sons Municipal Securities for ten years prior to joining BFM. Mr. Downs has been a co-manager of the Registrant since January 2003.

(a)(2) As of December 31, 2005, Kevin Klingert managed or was a member of the management team for the following client accounts:

			Number of
			Accounts
			Subject to	Assets Subject
	Number	Assets	a Performance	to a
Type of Account	of Accounts	of Accounts	Fee	Performance Fee
Registered
Investment
Companies	44	$10.7 billion	0	$-

Pooled Investment
Vehicles Other Than
Registered Investment
Companies	9	$1.7 billion	2	$188 million

Other Accounts	130	$17.3 billion	0	$-

     As of December 31, 2005, Jim McGinley managed or was a member of the management team for the following client accounts:

			Number of
			Accounts
			Subject to	Assets Subject
	Number	Assets	a Performance	to a
Type of Account	of Accounts	of Accounts	Fee	Performance Fee
Registered
Investment
Companies	20	$4.1 billion	0	$-

Pooled Investment
Vehicles Other Than
Registered Investment
Companies	4	$1.5 billion	2	$188 million

Other Accounts	38	$4.0 billion	0	$-

     As of December 31, 2005, F. Howard Downs managed or was a member of the management team for the following client accounts:

			Number of
			Accounts
			Subject to	Assets Subject
	Number	Assets	a Performance	to a
Type of Account	of Accounts	of Accounts	Fee	Performance Fee
Registered
Investment
Companies	1	$32 million	0	$-

Pooled Investment
Vehicles Other Than
Registered Investment
Companies	8	$274 million	0	$-

Other Accounts	22	$473 million	0	$-

     BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Registrant, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Registrant. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Registrant. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Registrant by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Registrant. In this connection, it should be noted that Mr. Klingert and Mr. McGinley manage certain accounts that are subject to performance fees. In addition, Mr. Klingert assists in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

     As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

     Long-Term Retention and Incentive Plan (LTIP) —The LTIP is a long-term incentive plan that seeks to reward certain key employees. The plan provides for the grant of awards that are expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Mr. Klingert, Mr. McGinley and Mr. Downs have received awards under the LTIP.

     Deferred Compensation Program —A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm’s investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other unregistered products. In addition, prior to 2005, a portion of the annual compensation of certain senior managers, including Mr. Klingert and Mr. McGinley were mandatorily deferred in a similar manner for a number of years. Beginning in 2005, a portion of the annual compensation of certain senior managers is paid in the form of BlackRock, Inc. restricted stock units which vest ratably over a number of years.

     Options and Restricted Stock Awards —While incentive stock options are not currently being awarded to BlackRock employees, BlackRock, Inc. previously granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also has a restricted stock award program designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Mr. Klingert, Mr. McGinley and Mr. Downs have been granted stock options in prior years, and Mr. Klingert participates in BlackRock’s restricted stock program.

     Incentive Savings Plans —The PNC Financial Services Group, Inc., which owns approximately 71% of BlackRock, Inc.’s common stock, has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including an Employee Stock Purchase Plan (ESPP) and a 401(k) plan. The 401(k) plan may involve a company match of the employee’s contribution of up to 6% of the employee’s salary. The company match is made using BlackRock, Inc. common stock. The firm’s 401(k) plan offers a range of investment options, including registered investment companies managed by the firm. Each portfolio manager is eligible to participate in these plans.

     Annual incentive compensation for each portfolio manager is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s teamwork and contribution to the overall performance of these portfolios and BlackRock. Unlike many other firms, portfolio managers at BlackRock compete against benchmarks rather than each other. In most cases, including for the portfolio managers of the Registrant, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Registrant or other accounts are measured. A group of BlackRock, Inc.’s officers determines the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager. The performance of Portfolio Managers for the same fund, including the Registrant, may be measured against different benchmarks because they are responsible for different segments of the portfolio. With respect to the Registrant’s portfolio managers, such benchmarks include the following:

     Kevin Klingert: A combination of market-based indices (e.g., Lehman Brothers 1-Year Municipal Bond Index, Lehman Brothers Municipal Bond Index), certain customized indices and certain fund industry peer groups.

     James McGinley: A combination of market-based indices (e.g., Lehman Brothers Municipal Bond Index), certain customized indices and certain fund industry peer groups.

     Howard Downs: A combination of market-based indices (e.g., Lehman Brothers 1- Year Municipal Bond Index), certain customized indices and certain fund industry peer groups.

     The group of BlackRock, Inc.’s officers then makes a subjective determination with respect to the portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks. This determination may take into consideration the fact that a benchmark may not perfectly correlate to the way the Registrant or other accounts are managed, even if it is the benchmark that is most appropriate for the Registrant or other accounts. For example, a benchmark’s return may be based on the total return of the securities comprising the benchmark, but the Registrant or other account may be managed to maximize income and not total return. Senior portfolio managers who perform additional management functions within BlackRock may receive additional compensation for serving in these other capacities.

(a)(4) As of December 31, 2005, the end of the Registrant’s most recently completed fiscal year, the dollar range of securities beneficially owned by each portfolio manager in the Registrant is shown below:

Kevin Klingert: None James McGinley: None F. Howard Downs: None
(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant’s Nominating Committee will consider nominees to the Board of Trustees recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the Registrant’s Secretary. There have been no material changes to these procedures.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's fourth fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics attached as EX-99.CODE ETH.

(a) (2) Certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act attached as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906CERT.

Proxy Voting Policies attached as EX-99.PROXYPOL.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Insured Municipal Term Trust, Inc.

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 1, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 1, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 1, 2006